As filed with the Securities and Exchange Commission on April 21, 2014

Registration No. 333-52956; 811-07549

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 25	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 52	(X)
(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(800) 537-2033

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

___    Immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ On May 1, 2014, pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®
A flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes the Schwab OneSource Annuity®, formerly the Schwab Signature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.
This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2014 ( as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically with the SEC.
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:

•	$500 per Contribution; or

•	$100 per Contribution if made via Automatic Bank Draft Plan.
Allocating Your Money
When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares

•	AllianceBernstein VPS Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Growth & Income Portfolio - Class A Shares

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Income & Growth Fund - Class I Shares

•	American Century VP International Fund - Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	BlackRock Global Allocation V.I. Fund - Class I Shares
The date of this Prospectus is May 1, 2014.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares

•	Delaware VIP Emerging Markets Series - Standard Class Shares

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	Dreyfus Variable Investment Fund Growth & Income Portfolio - Initial Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Core Equity VIP Fund – Class A Shares

•	DWS Global Small Cap VIP Fund - Class A Shares

•	DWS Small Mid Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	DWS Small Mid Cap Growth VIP - Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. Comstock Fund – Series I Shares

•	Invesco V.I. Growth and Income Fund – Series I Shares

•	Invesco V.I. High Yield Fund - Series I Shares

•	Invesco V.I. International Growth Fund – Series I Shares

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

•	Invesco V.I. Small Cap Equity Fund – Series I Shares

•	Invesco V.I. Technology Fund - Series I Shares

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Janus Aspen Global Research Portfolio - Institutional Shares

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS International Value Portfolio – Service Class Shares

•	MFS Utilities Series – Service Class Shares

•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S Shares

•	NVIT Mid Cap Index Fund – Class II Shares

•	Oppenheimer Global Fund/VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	Oppenheimer Main Street Small Cap Fund/VA - Non Service Shares

•	PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class Shares

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares
Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares

•	Putnam VT Investors Fund - Class IA Share

•	Schwab MarketTrack Growth Portfolio IITM

•	Schwab Money Market PortfolioTM

•	Schwab S&P 500 Index Portfolio

•	Sentinel Variable Products Small Company Fund

•	Sentinel Variable Products Common Stock Fund

•	Sentinel Variable Products Bond Fund

•	Templeton Foreign Securities Fund – Class 2 Shares

•	Templeton Global Bond Fund - Class 2 Shares

•	T.Rowe Price Health Sciences Portfolio - Class II Shares

•	Touchstone Mid Cap Growth Fund

•	Van Eck VIP Global Hard Assets Fund – Class S Shares

•	Van Eck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares

•	Wells Fargo Advantage VT Omega Growth Fund - Class 2 Shares

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares
The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	Alger Balanced Portfolio – Class I-2 Shares [5]

•	AllianceBernstein VPS International Value Portfolio – Class A Shares [2]

•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares [5]

•	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares [6]

•	Janus Aspen Balanced Portfolio – Institutional Shares [4]

•	Janus Aspen Flexible Bond Portfolio – Institutional Shares [4]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares [2]

•	The Prudential Series Fund Equity Portfolio – Class II Shares [1]

•	The Prudential Series Fund Natural Resources Portfolio – Class II Shares [1]

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares [1]
• Third Avenue Value Portfolio – Variable Series Trust Shares 3
1 Effective May 1, 2014, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Transfers).
2 Effective April 27, 2010, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
3 Effective May 1, 2009, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
4 Effective May 1, 2007, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
5 Effective May 1, 2006, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
6 Effective April 29, 2005, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including A

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utomatic Custom Transfers).
Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.
Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.
Payout Options
The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.
For account information, please contact:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
1-888-560-5938
Via Internet:
www.schwab.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions
1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.
Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.
Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account—An account established by us in your name that reflects all account activity under your Contract.
Annuity Account Value—The sum of the value of each Sub-Account you have selected.
Annuity Commencement Date—The date annuity payouts begin.
Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.
Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.
Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.
Contributions—The amount of money you invest or deposit into your annuity.
Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure
Your Annuity Account
|
Series Account
Contains the money you contribute
to variable investment options
(the Sub-Accounts).
|
Sub-Accounts
Shares of the Portfolios are held
in Sub-Accounts. There is one
Sub-Account for each Portfolio.
|
Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.
Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another's Spouse as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.
Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

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Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.
Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 for Contracts issued after April 30, 2004. See “Death Benefit” on page XX.
Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.
Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-311-4887.
Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse — A person recognized as a "spouse" in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state's law.
Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None
Maximum Surrender Charge (as a percentage of amount surrendered):	None
Maximum Transfer Charge:	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None
Series Account Annual Expenses (as a percentage of average net assets)
Maximum Mortality and Expense Risk Charge:	0.85%*
Distribution Charge:	None
Total Series Account Annual Expenses:	0.85%*
* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit Option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.24%	1.66%1

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
_____________________________________________________________________
1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio's prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years
$250	$841	$1,454	$3,501
This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

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Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact the Annuity Service Center Annuity Service Center P.O. Box 173920 Denver, CO 80217-3920 888-560-5938
Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.
The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.
Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.
If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

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You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.
This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarias Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995.
The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

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The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.
Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,

•	has its own distinct investment objectives and policies, and

•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:
The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.
Alger Balanced Portfolio–Class I-2 Shares seeks current income and long term capital appreciation.
Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.
AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital.
AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital.
Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income.
AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital.
American Century Variable Portfolios, Inc.—advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.
American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

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American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .

American Century VP International Fund–Class I Shares seeks capital growth.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective.
BlackRock Variable Series Funds - advised by BlackRock Advisors, LLC at 100 Bellevue Parkway, Wilmington, Delaware, 19809.

Blackrock Global Allocation V.I . Fund - Class I Shares seeks high total investment return.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.
Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.

Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.
Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.
Delaware VIP Emerging Markets Series - Standard Class Shares seeks long-term capital appreciation.
Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.
Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.
Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.
Dreyfus Investment Portfolios MidCap Stock Portfolio–Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.
Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub-advised by Fayez Sarofim & Co.
Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares seeks capital growth.
Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

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DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital.
DWS Core Equity VIP Fund – Class A Shares seeks growth of capital and income.
DWS Global Small Cap VIP Fund - Class A Shares seeks above-average capital appreciation over the long-term.
DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.
DWS Small Mid Cap Value VIP–Class A Shares seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.
DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.
DWS Small Mid Cap Growth VIP–Class A Shares seeks long-term capital appreciation.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.
DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.
Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.
Federated Fund for U.S. Government Securities II seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.
Templeton Foreign VIP Fund - Class 2 Shares (formerly Templeton Foreign Securities Fund) seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.
Templeton Global Bond Fund - Class 2 Shares seeks high current income consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.
Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.
Invesco V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund–Series I Shares seeks current income and, secondarily, capital appreciation.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Technology Fund–Series I Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers.
Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.
Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

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Janus Aspen Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital.
Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Janus Aspen Global Research Portfolio–Institutional Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers.
Janus Aspen Global Technology Portfolio-Institutional Shares seeks long-term growth of capital.
Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.
J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.
JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.
Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® Utilities Series–Service Class Shares seeks total return.
MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.
Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.
NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.
Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares seeks growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was reopened to new Contributions and incoming Transfers .
Oppenheimer Variable Account Funds—advised by OFI Global Asset Management, Inc. and sub-advised by OppenheimerFunds, Inc. of New York, New York.
Oppenheimer Global Securities Fund/VA–Non-Service Shares seeks capital appreciation.

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Oppenheimer International Growth Fund/VA–Non-Service Shares seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA- Non-Service Shares seeks capital appreciation.
PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.
PIMVO VIT CommodityRealReturn Strategy Portfolio-Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.
Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital.
Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Select Mid Cap Growth VCT Portfolio–Class I Shares seeks long term capital growth.
The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.
The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital. Sub-advised by Jennison Associates, LLC of New York, NY.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).
The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).
Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.
Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.
Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.
Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.
Putnam VT Investors-Class IA Shares seeks long-term growth in capital and any increased income that results from this growth.
Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.
Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.
Effective May 1, 2014, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).
Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.
Schwab MarketTrack Growth Portfolio IITM seeks high capital growth with less volatility than an all-stock portfolio.

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Schwab Money Market PortfolioۛTM seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.
Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.
Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.
Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Sentinel Variable Products Small Company Fund seeks growth of capital.
Third Avenue Variable Series Trust–advised by Third Avenue Management LLC, of New York, New York.
Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate).
Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
T.Rowe Price Variable Variable Insurance Portfolios - advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.
T.Rowe Price Health Sciences Portfolio-Class II Shares seeks long-term capital appreciation.
Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.
Touchstone Mid Cap Growth Fund seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.
Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.
Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Unconstrained Emerging Markets Bond Fund--Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.
Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Omega Growth Fund-Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com.
The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

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Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.
Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.
The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.
Except as noted below, Contributions generally will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.
Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.
Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.
Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period.
Subsequent Contributions

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Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.
Each Sub-Account's value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge, and

•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).
Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.com where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.

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Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive

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trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or

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separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

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In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•
You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.
If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which

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partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).
Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.

•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page XX.
Telephone , Fax and Internet Transactions
You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

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If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
For Contracts issued on or after April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.
For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.
Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.
If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.
In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.
For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

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The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.
If the Beneficiary is not the Owner’s surviving Spouse , she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•	such distributions begin not later than one year after the Owner's date of death.
If an election is not received by Great-West from a non- Spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.
If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and

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the Contract will be subject to the "Death of Owner" provisions described below.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
______________________________________________________________________________________________________
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or

•	charges against your Annuity Account Value for our assumption of mortality and expense risks.
The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The

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mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.
The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.
Payments we Receive
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts.
Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

•	The calendar day of the month on which withdrawals will be made; and

•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.
Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.
While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Annuity Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner or the Annuitant dies.
If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.
Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date , payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

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The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter,

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annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions
Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.

•	The Contract is a qualified funding asset for a structured settlement.

•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.

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Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.
Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's Spouse , the Contract may be continued in the name of the Spous e as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

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Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed , at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.
Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.
In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

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Investment Income Surtax
In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered "investment income"for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) "net investment income"; or (b) the excess of a taxpayer's modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). "Net investment income is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court's decision in United States v. Windsor , which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriage that are legally valid in the state in which the couple currently resides would recognize the marriage.

For federal tax purposes, the term "marriage" does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state's law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state's law regarding civil unions and same-sex marriages.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.
If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.
A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.
If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The

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Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

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Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information and the related financial statement schedule included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein in the Registration Statement . Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

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Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
1-888-560-5938
www.schwab.com

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
general information;
information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
the calculation of annuity payouts;
postponement of payouts;
services;
withholding; and
financial statements.

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APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

INVESTMENT DIVISION (0.65)	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER BALANCED
Value at beginning of period	13.01	12.33	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00
Value at end of period	14.90	13.01	12.33	12.40	11.31	8.81	13.00	11.64	11.19	10.39
Number of accumulation units outstanding at end of period	24,920	27,147	34,129	36,408	39,469	53,266	67,736	83,844	99,107	110,809
ALGER LARGE CAP GROWTH
Value at beginning of period	11.03	10.11	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95
Value at end of period	14.80	11.03	10.11	10.21	9.06	6.18	11.55	9.69	9.28	8.34
Number of accumulation units outstanding at end of period	420,419	476,527	478,575	496,407	426,238	623,431	604,526	254,412	240,350	191,268
ALGER MID CAP GROWTH
Value at beginning of period	16.39	14.19	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01
Value at end of period	22.12	16.39	14.19	15.58	13.13	8.71	21.06	16.11	14.72	13.49
Number of accumulation units outstanding at end of period	106,585	105,715	134,735	180,295	197,293	246,849	267,747	142,638	133,009	89,777
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	13.19	11.30	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57
Value at end of period	17.69	13.19	11.30	10.70	9.52	7.93	13.44	12.87	11.04	10.60
Number of accumulation units outstanding at end of period	190,969	224,828	248,331	290,002	362,704	511,761	575,180	521,544	546,779	480,706
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	11.33	10.02	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23
Value at end of period	15.09	11.33	10.02	9.96	8.71	6.58	11.51	10.25	10.43	9.38
Number of accumulation units outstanding at end of period	54,026	54,955	66,883	108,236	127,629	160,266	163,565	145,165	144,178	98,192

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	13.72	11.95	14.29	12.74	9.19	18.08	15.41	12.21	10.00
Value at end of period	15.48	13.72	11.95	14.29	12.74	9.19	18.08	15.41	12.21
Number of accumulation units outstanding at end of period	492,772	569,834	672,644	838,235	872,856	1,128,393	1,106,315	753,304	284,652
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.01	6.16	7.68	7.39	5.52	11.87	11.29	10.00
Value at end of period	8.57	7.01	6.16	7.68	7.39	5.52	11.87	11.29
Number of accumulation units outstanding at end of period	316,758	372,109	479,868	688,066	945,682	1,032,153	985,118	536,762
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	35.79	29.72	27.44	21.86	16.99	26.60	31.21	23.31	21.01	15.59
Value at end of period	37.05	35.79	29.72	27.44	21.86	16.99	26.60	31.32	23.31	21.01
Number of accumulation units outstanding at end of period	310,657	324,798	277,260	282,610	293,746	293,191	303,381	380,707	340,144	352,239
ALLIANCEBERNSTEIN VPS SMALL/MIDCAP VALUE
Value at beginning of period	13.03	11.04	12.13	9.62	6.78	10.59	10.48	10.00
Value at end of period	17.87	13.03	11.04	12.13	9.62	6.78	10.59	10.48
Number of accumulation units outstanding at end of period	182,603	149,921	153,290	213,115	197,397	149,686	127,516	74,541
AMERICAN CENTURY VP BALANCED
Value at beginning of period	16.24	14.62	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75
Value at end of period	18.95	16.24	14.62	13.97	12.60	10.98	13.87	13.31	12.22	11.72
Number of accumulation units outstanding at end of period	370,658	315,810	275,500	214,512	216,363	258,667	279,804	130,725	142,758	69,291
AMERICAN CENTURY VP INCOME & GROWTH

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	13.12	11.51	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64
Value at end of period	17.70	13.12	11.51	11.23	9.90	8.44	12.99	13.08	11.25	10.82
Number of accumulation units outstanding at end of period	105,258	123,738	183,879	226,058	251,676	258,194	297,967	324,260	356,076	243,033
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	13.08	10.86	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10
Value at end of period	15.90	13.08	10.86	12.43	11.04	8.31	15.16	12.92	10.40	9.25
Number of accumulation units outstanding at end of period	89,617	98,097	108,552	121,734	164,161	197,635	244,293	309,359	454,100	245,812
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	17.63	15.27	15.50	13.11	10.00
Value at end of period	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	150,216	121,384	107,051	67,678	30,948
AMERICAN CENTURY VP VALUE
Value at beginning of period	16.92	14.86	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52
Value at end of period	22.14	16.92	14.86	14.81	13.14	11.03	15.17	16.09	13.65	13.08
Number of accumulation units outstanding at end of period	537,399	558,517	563,202	579,763	512,344	525,215	561,777	457,477	304,382	144,996
BARON LVIP GROWTH OPPORTUNITIES
Value at beginning of period	22.39	19.06	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69
Value at end of period	31.16	22.39	19.06	18.44	14.69	10.69	17.67	17.20	14.99	14.59
Number of accumulation units outstanding at end of period	261,645	256,803	283,301	318,671	352,957	363,927	369,577	292,654	262,841	182,068
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	14.94	13.53	15.50	13.32	10.00
Value at end of period	21.08	14.94	13.53	15.50	13.32

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	64,361	52,341	68,394	81,369	19,265
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.86	9.27	10.00
Value at end of period	12.29	9.86	9.27
Number of accumulation units outstanding at end of period	180,465	196,641	204,356
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	16.38	14.82	15.89	12.65	10.00
Value at end of period	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	29,742	33,048	53,065	45,096	29,881
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	26.45	23.37	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15
Value at end of period	35.09	26.45	23.37	23.84	18.14	13.85	19.88	21.43	18.57	17.08
Number of accumulation units outstanding at end of period	287,633	306,873	330,632	361,469	408,022	442,953	505,999	536,386	502,117	394,682
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	19.52	17.69	16.47	12.16	8.42	14.25	12.70	12.02	10.00
Value at end of period	27.40	19.52	17.69	16.47	12.16	8.42	14.25	12.70	12.02
Number of accumulation units outstanding at end of period	136,181	116,795	103,309	76,082	55,507	30,071	32,435	21,480	1,520
DREYFUS IP MIDCAP STOCK
Value at beginning of period	18.51	15.57	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64
Value at end of period	24.82	18.51	15.57	15.61	12.36	9.18	15.51	15.38	14.37	13.24
Number of accumulation units outstanding at end of period	34,196	39,292	44,090	58,536	75,247	96,891	77,463	67,381	66,741	27,877
DREYFUS VIF APPRECIATION

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	15.21	13.86	12.80	11.17	9.17	13.11	12.31	10.64	10.26	10.00
Value at end of period	18.30	15.21	13.86	12.80	11.17	9.17	13.11	12.31	10.64	10.26
Number of accumulation units outstanding at end of period	310,044	325,938	266,904	200,759	120,677	112,535	72,993	50,967	12,987	1,164
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	11.83	10.08	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70
Value at end of period	16.08	11.83	10.08	10.44	8.86	6.93	11.70	10.86	9.54	9.29
Number of accumulation units outstanding at end of period	66,290	42,784	52,708	33,899	47,531	52,300	63,319	89,397	95,759	67,786
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	11.31	9.44	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29
Value at end of period	16.69	11.31	9.44	11.03	8.47	6.76	10.90	12.34	11.97	11.39
Number of accumulation units outstanding at end of period	23,950	26,814	27,128	27,128	39,119	42,004	53,185	59,823	74,812	95,104
DWS CAPITAL GROWTH VIP
Value at beginning of period	11.58	10.04	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76
Value at end of period	15.48	11.58	10.04	10.58	9.12	7.24	10.87	9.72	9.01	8.32
Number of accumulation units outstanding at end of period	594,502	566,256	522,649	368,877	357,803	269,933	158,110	127,485	95,364	71,284
DWS CORE EQUITY VIP
Value at beginning of period	13.85	12.04	12.18	10.78	8.10	13.25	12.89	11.22	10.00
Value at end of period	18.90	13.85	12.04	12.18	10.78	8.10	13.25	12.89	11.22
Number of accumulation units outstanding at end of period	198,154	209,001	304,291	293,200	268,132	336,841	355,527	230,375	5,353
DWS LARGE CAP VALUE VIP
Value at beginning of period	12.67	11.62	11.70	10.63	8.54	13.51	12.02	10.48	10.00
Value at end of period	16.48	12.67	11.62	11.70	10.63	8.54	13.51	12.02	10.48
Number of accumulation units outstanding at end of period	360,247	381,262	444,244	387,882	333,870	292,439	123,301	34,057	8,634
DWS SMALL CAP INDEX VIP
Value at beginning of period	18.14	15.70	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60
Value at end of period	24.98	18.14	15.70	16.54	13.17	10.47	16.00	16.42	14.06	13.57

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	320,852	282,362	295,484	299,320	300,645	348,027	316,371	251,429	203,820	198,752
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	9.48	8.34	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49
Value at end of period	13.44	9.48	8.34	8.74	6.79	4.86	9.69	9.19	8.78	8.26
Number of accumulation units outstanding at end of period	18,316	19,934	20,271	25,074	27,377	34,774	38,655	47,398	72,322	49,295
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	11.94	10.56	11.32	9.26	7.19	10.86	10.61	10.00
Value at end of period	16.04	11.94	10.56	11.32	9.26	7.19	10.86	10.61
Number of accumulation units outstanding at end of period	250,720	268,728	323,889	330,934	345,962	285,561	212,566	129,998
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	15.07	14.73	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87
Value at end of period	14.67	15.07	14.73	14.02	13.42	12.84	12.39	11.73	11.34	11.19
Number of accumulation units outstanding at end of period	784,328	881,035	985,153	1,114,491	1,196,810	1,100,270	920,253	821,502	668,822	497,189
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	12.10	10.29	10.76	8.45	6.58	9.89	10.20	10.00
Value at end of period	16.38	12.10	10.29	10.76	8.45	6.58	9.89	10.20
Number of accumulation units outstanding at end of period	197,343	131,460	146,049	159,912	119,721	63,234	46,600	17,025
INVESCO V.I. HIGH YIELD
Value at beginning of period	18.71	16.08	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19
Value at end of period	19.90	18.71	16.08	16.03	14.20	9.36	12.67	12.60	11.45	11.22
Number of accumulation units outstanding at end of period	3,067	7,043	7,043	7,362	19,388	24,464	29,514	44,456	64,746	195,459
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	12.02	10.47	11.30	10.08	7.50	12.67	11.11	10.00
Value at end of period	14.22	12.02	10.47	11.30	10.08	7.50	12.67	11.11

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	443,111	444,800	481,074	491,886	419,853	324,263	358,055	90,866
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.53	13.18	14.17	12.50	10.00
Value at end of period	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	87,252	74,694	73,628	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	17.41	15.39	15.60	12.21	10.00
Value at end of period	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	43,498	35,579	33,538	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	7.37	6.66	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48
Value at end of period	9.16	7.37	6.66	7.06	5.86	3.75	6.80	6.35	5.79	5.70
Number of accumulation units outstanding at end of period	23,004	24,164	26,570	27,619	31,629	34,681	37,683	46,119	136,780	92,750
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	13.00	10.98	11.26	9.77	7.63	11.95	12.27	10.62	10.00
Value at end of period	17.57	13.00	10.98	11.26	9.77	7.63	11.95	12.27	10.62
Number of accumulation units outstanding at end of period	196,562	143,680	111,755	113,083	125,711	118,667	117,816	107,806	19,969
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	13.45	11.81	12.13	10.85	8.78	13.01	12.74	11.03	10.00
Value at end of period	17.92	13.45	11.81	12.13	10.85	8.78	13.01	12.74	11.03
Number of accumulation units outstanding at end of period	394,394	409,141	485,841	508,588	494,825	534,448	357,681	266,330	49,549
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	18.87	16.72	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52
Value at end of period	22.52	18.87	16.72	16.55	15.37	12.29	14.70	13.38	12.17	11.34

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	185,624	227,686	246,561	262,769	287,441	326,669	457,592	410,633	118,970	43,902
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	13.23	11.74	11.66	10.86	8.70	10.43	10.00
Value at end of period	15.75	13.23	11.74	11.66	10.86	8.70	10.43
Number of accumulation units outstanding at end of period	2,168,785	1,755,659	1,550,369	1,522,059	1,207,763	884,011	462,895
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	20.20	18.77	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08
Value at end of period	20.04	20.20	18.77	17.69	16.49	14.66	13.92	13.09	12.64	12.48
Number of accumulation units outstanding at end of period	181,436	234,423	249,379	279,160	333,980	399,652	577,297	610,869	598,874	426,085
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	14.94	13.91	13.16	12.30	10.96	10.43	10.00
Value at end of period	14.79	14.94	13.91	13.16	12.30	10.96	10.43
Number of accumulation units outstanding at end of period	1,619,142	1,743,070	1,434,778	1,372,184	1,224,310	728,938	449,917
JANUS ASPEN WORLDWIDE
Value at beginning of period	9.57	8.02	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72
Value at end of period	12.21	9.57	8.02	9.36	8.13	5.94	10.81	9.93	8.45	8.04
Number of accumulation units outstanding at end of period	26,431	30,490	30,490	31,340	42,694	46,232	50,735	95,133	99,045	105,638
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	16.75	14.08	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30
Value at end of period	23.68	16.75	14.08	14.88	11.78	9.67	14.32	15.28	13.37	13.01
Number of accumulation units outstanding at end of period	26,895	30,597	31,996	37,038	41,188	52,666	76,599	116,376	110,664	121,181
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.65	14.56	17.87	14.66	10.00
Value at end of period	17.32	17.65	14.56	17.87	14.66

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	468,588	473,401	394,514	339,880	122,785
MFS VIT INTERNATIONAL VALUE
Value at beginning of period	15.94	13.84	14.18	13.12	10.00
Value at end of period	20.22	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	482,120	411,098	342,863	251,171	61,347
MFS VIT UTILITIES
Value at beginning of period	11.20	9.96	9.41	8.35	6.32	10.00
Value at end of period	13.38	11.20	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	198,449	237,061	211,664	123,627	92,858	35,422
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	10.86	9.47	10.22	8.16	5.62	10.47	10.22	10.00
Value at end of period	14.75	10.86	9.47	10.22	8.16	5.62	10.47	10.22
Number of accumulation units outstanding at end of period	8,714	9,676	10,558	16,994	24,785	63,969	43,755	26,542
NVIT MID CAP INDEX
Value at beginning of period	21.25	18.23	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90
Value at end of period	28.03	21.25	18.23	18.86	15.08	11.12	17.66	16.55	15.18	13.66
Number of accumulation units outstanding at end of period	267,465	260,417	250,632	247,412	285,152	349,218	322,355	278,447	258,942	160,964
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	18.06	14.99	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42
Value at end of period	22.84	18.06	14.99	16.45	14.28	10.28	17.30	16.38	14.01	12.34
Number of accumulation units outstanding at end of period	568,955	579,842	601,279	623,954	704,941	736,025	899,043	814,352	721,098	456,727
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	17.28	14.23	15.43	13.53	9.78	17.16	15.34	11.80	10.00
Value at end of period	21.60	17.28	14.23	15.43	13.53	9.78	17.16	15.34	11.80
Number of accumulation units outstanding at end of period	523,404	453,383	457,356	427,778	505,646	474,279	518,247	380,588	104,291

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

PIMCO VIT HIGH YIELD
Value at beginning of period	23.35	20.56	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25
Value at end of period	24.53	23.35	20.56	20.03	17.61	12.64	16.63	16.16	14.92	14.42
Number of accumulation units outstanding at end of period	757,388	803,370	742,486	714,674	773,997	664,816	791,747	543,303	364,562	313,009
PIMCO VIT LOW DURATION
Value at beginning of period	13.67	13.00	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93
Value at end of period	13.56	13.67	13.00	12.94	12.37	10.99	11.11	10.41	10.08	10.04
Number of accumulation units outstanding at end of period	3,251,327	3,011,637	2,904,677	2,701,670	2,251,853	1,953,457	1,774,132	1,403,417	1,225,999	757,116
PIMCO VIT TOTAL RETURN
Value at beginning of period	15.95	14.65	14.23	13.25	11.69	11.23	10.39	10.08	10.00
Value at end of period	15.53	15.95	14.65	14.23	13.25	11.69	11.23	10.39	10.08
Number of accumulation units outstanding at end of period	4,911,800	5,272,102	5,109,852	5,301,570	4,590,940	4,137,479	3,213,388	2,268,757	300,771
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.40	6.67	8.79	7.65	4.43	10.00
Value at end of period	7.19	7.40	6.67	8.79	7.65	4.43
Number of accumulation units outstanding at end of period	40,664	70,498	104,503	165,853	300,623	79,046
PIONEER FUND VCT
Value at beginning of period	11.46	10.47	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62
Value at end of period	15.18	11.46	10.47	11.01	9.55	7.68	11.76	11.27	9.73	9.22
Number of accumulation units outstanding at end of period	55,668	81,877	127,483	153,594	157,122	215,585	135,937	74,298	63,128	29,900
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.57	9.94	10.24	8.57	5.97	9.31	9.75	10.00
Value at end of period	14.96	10.57	9.94	10.24	8.57	5.97	9.31	9.75
Number of accumulation units outstanding at end of period	49,353	57,564	51,438	57,813	55,994	30,155	25,830	24,255
PIONEER MID CAP VALUE VCT
Value at beginning of period	11.01	10.00	10.68	9.12	7.33	11.14	10.64	10.00

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	14.52	11.01	10.00	10.68	9.12	7.33	11.14	10.64
Number of accumulation units outstanding at end of period	85,860	92,327	97,384	108,730	112,839	77,853	74,959	11,428
PRUDENTIAL SERIES EQUITY
Value at beginning of period	15.72	13.98	14.63	13.21	10.00
Value at end of period	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	39,619	46,246	63,183	45,702	—
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.09	14.61	18.23	14.39	10.00
Value at end of period	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	117,044	135,421	148,608	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	11.00	10.87	10.25	10.00
Value at end of period	10.88	11.00	10.87	10.25
Number of accumulation units outstanding at end of period	91,224	100,259	83,609	46,365
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	12.75	10.75	10.62	10.00
Value at end of period	16.77	12.75	10.75	10.62
Number of accumulation units outstanding at end of period	208,118	140,998	96,538	22,496
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.43	8.58	10.00
Value at end of period	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	153,416	77,205	24,729
ROYCE SMALL-CAP
Value at beginning of period	16.74	15.01	15.67	13.11	10.00
Value at end of period	22.36	16.74	15.01	15.67	13.11

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	229,821	239,925	195,753	163,253	56,559
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	14.74	13.08	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03
Value at end of period	18.10	14.74	13.08	13.30	11.78	9.56	14.02	13.35	11.69	11.12
Number of accumulation units outstanding at end of period	837,530	862,923	906,371	868,031	853,815	851,786	828,014	553,378	285,063	213,302
SCHWAB MONEY MARKET
Value at beginning of period	11.21	11.28	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23
Value at end of period	11.14	11.21	11.28	11.35	11.42	11.48	11.32	10.88	10.47	10.25
Number of accumulation units outstanding at end of period	3,456,372	3,604,078	4,147,381	4,481,309	4,998,624	8,949,505	6,276,882	4,276,333	2,708,383	2,130,238
SCHWAB S&P 500 INDEX
Value at beginning of period	13.04	11.34	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06
Value at end of period	17.11	13.04	11.34	11.20	9.83	7.84	12.44	11.89	10.35	9.95
Number of accumulation units outstanding at end of period	4,907,807	4,352,613	4,075,218	3,745,599	3,858,136	3,857,936	3,348,543	2,814,209	2,315,440	2,177,686
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.71	12.01	11.29	10.59	10.00
Value at end of period	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	219,644	207,195	157,318	140,347	68,614
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	16.87	14.75	14.54	12.64	10.00
Value at end of period	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	272,848	226,452	169,096	133,200	17,909
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	17.60	15.90	15.53	12.63	10.00
Value at end of period	23.56	17.60	15.90	15.53	12.63

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	62,138	51,429	73,821	37,793	11,161
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	11.28	9.60	10.82	10.00
Value at end of period	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	245,645	231,290	163,275	79,133
THIRD AVENUE VALUE
Value at beginning of period	8.85	6.99	8.95	7.89	5.47	9.77	10.33	10.00
Value at end of period	10.46	8.85	6.99	8.95	7.89	5.47	9.77	10.33
Number of accumulation units outstanding at end of period	286,880	320,049	441,325	619,787	791,857	1,004,049	867,622	453,625
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	16.67	13.99	15.88	13.14	10.00
Value at end of period	22.33	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	87,014	82,019	83,294	91,070	50,864
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.96	12.36	11.50	10.90	10.00
Value at end of period	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	430,564	472,887	390,754	262,896	87,084
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.65	14.30	17.28	13.51	10.00
Value at end of period	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	211,653	206,700	221,542	204,692	90,702
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	14.37	12.28	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65
Value at end of period	20.52	14.37	12.28	12.31	9.14	6.56	11.86	9.76	8.57	7.87

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	174,875	153,597	193,722	191,014	182,421	208,456	240,879	142,197	103,024	87,046
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	16.19	14.10	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41
Value at end of period	21.01	16.19	14.10	15.02	12.22	8.32	13.99	13.20	11.84	11.05
Number of accumulation units outstanding at end of period	144,374	151,889	147,443	166,039	170,046	154,365	150,979	126,802	140,863	153,430
INVESTMENT DIVISION (0.70)	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER BALANCED
Value at beginning of period	12.93	12.26	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98
Value at end of period	14.80	12.93	12.26	12.34	11.27	8.78	12.95	11.61	11.16	10.37
Number of accumulation units outstanding at end of period	25,705	40,111	41,731	44,663	53,045	72,980	83,851	100,959	207,288	269,868
ALGER LARGECAP GROWTH
Value at beginning of period	10.97	10.05	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94
Value at end of period	14.71	10.97	10.05	10.16	9.02	6.16	11.51	9.67	9.26	8.32
Number of accumulation units outstanding at end of period	81,386	86,957	84,764	118,965	142,949	158,263	208,329	194,217	219,926	252,765
ALGER MID CAP GROWTH
Value at beginning of period	16.31	14.13	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01
Value at end of period	22.00	16.31	14.13	15.52	13.09	8.69	21.01	16.08	14.71	13.48
Number of accumulation units outstanding at end of period	25,658	27,270	25,610	40,469	55,888	43,857	77,107	64,232	63,719	56,300
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	13.12	11.24	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56
Value at end of period	17.58	13.12	11.24	10.64	9.48	7.90	13.39	12.83	11.02	10.58
Number of accumulation units outstanding at end of period	73,568	79,765	92,196	117,811	181,819	247,617	311,858	331,146	407,125	484,141
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	11.26	9.96	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21
Value at end of period	14.99	11.26	9.96	9.91	8.67	6.55	11.47	10.22	10.40	9.36

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	7,280	22,613	22,933	24,207	49,016	57,966	124,518	113,566	140,601	127,537
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	13.66	11.91	14.25	12.71	9.17	18.06	15.39	12.20	10.00
Value at end of period	15.41	13.66	11.91	14.25	12.71	9.17	18.06	15.39	12.20
Number of accumulation units outstanding at end of period	55,639	69,328	95,434	113,106	168,992	177,796	193,982	164,349	104,810
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.99	6.14	7.66	7.38	5.52	11.86	11.29	10.00
Value at end of period	8.53	6.99	6.14	7.66	7.38	5.52	11.86	11.29
Number of accumulation units outstanding at end of period	12,680	19,657	27,701	48,171	100,705	138,707	162,291	141,998
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	35.58	29.56	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57
Value at end of period	36.81	35.58	29.56	27.31	21.76	16.93	26.51	31.23	23.26	20.97
Number of accumulation units outstanding at end of period	37,421	48,527	89,472	105,084	93,854	77,008	92,149	168,132	179,859	215,232
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	12.98	11.01	12.10	9.61	6.77	10.58	10.48	10.00
Value at end of period	17.80	12.98	11.01	12.10	9.61	6.77	10.58	10.48
Number of accumulation units outstanding at end of period	15,003	12,445	29,914	45,521	51,029	22,426	27,361	23,137
AMERICAN CENTURY VP BALANCED
Value at beginning of period	16.17	14.56	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74
Value at end of period	18.85	16.17	14.56	13.92	12.56	10.95	13.84	13.28	12.20	11.71
Number of accumulation units outstanding at end of period	52,617	49,272	56,565	27,371	29,260	29,848	37,751	38,504	59,183	36,909
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	13.04	11.45	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62
Value at end of period	17.59	13.04	11.45	11.18	9.86	8.41	12.95	13.04	11.22	10.80

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	22,536	25,660	27,566	30,810	53,839	67,593	74,358	85,597	103,139	135,993
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	13.00	10.80	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09
Value at end of period	15.80	13.00	10.80	12.37	10.99	8.28	15.11	12.88	10.38	9.23
Number of accumulation units outstanding at end of period	53,336	58,176	63,730	80,711	94,834	110,077	148,770	180,737	231,955	209,195
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	17.60	15.25	15.49	13.11	10.00
Value at end of period	22.70	17.60	15.25	15.49	13.11
Number of accumulation units outstanding at end of period	11,540	10,366	9,111	5,546	1,848
AMERICAN CENTURY VP VALUE
Value at beginning of period	16.84	14.80	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51
Value at end of period	22.02	16.84	14.80	14.75	13.10	11.00	15.13	16.07	13.64	13.07
Number of accumulation units outstanding at end of period	78,490	60,189	65,834	69,811	65,733	103,298	106,549	105,848	94,288	79,721
BARON LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	22.29	18.98	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69
Value at end of period	31.00	22.29	18.98	18.37	14.64	10.66	17.64	17.17	14.97	14.58
Number of accumulation units outstanding at end of period	44,424	34,401	42,405	47,844	51,788	48,128	76,720	58,943	75,222	88,845
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	14.91	13.52	15.49	13.31	10.00
Value at end of period	21.03	14.91	13.52	15.49	13.31
Number of accumulation units outstanding at end of period	3,368	3,281	3,238	3,932	4,748
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.85	9.27	10.00
Value at end of period	12.27	9.85	9.27

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	22,671	41,159	35,232
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	16.35	14.80	15.88	12.64	10.00
Value at end of period	21.76	16.35	14.80	15.88	12.64
Number of accumulation units outstanding at end of period	1,165	1,492	1,413	4,282	—
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	19.44	17.64	16.42	12.13	8.40	14.23	12.69	12.02	10.00
Value at end of period	27.29	19.44	17.64	16.42	12.13	8.40	14.23	12.69	12.02
Number of accumulation units outstanding at end of period	27,113	29,972	25,890	45,105	9,475	2,268	2,268	1,011	1,401
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	26.30	23.25	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13
Value at end of period	34.87	26.30	23.25	23.73	18.07	13.80	19.82	21.37	18.53	17.05
Number of accumulation units outstanding at end of period	115,317	128,351	161,917	173,466	159,879	175,862	228,361	342,600	385,943	444,074
DREYFUS IP MIDCAP STOCK
Value at beginning of period	18.42	15.50	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64
Value at end of period	24.69	18.42	15.50	15.55	12.32	9.15	15.47	15.35	14.35	13.23
Number of accumulation units outstanding at end of period	288	370	402	1,488	2,894	10,267	28,840	30,338	43,054	34,564
DREYFUS VIF APPRECIATION
Value at beginning of period	15.14	13.81	12.76	11.14	9.15	13.09	12.30	10.63	10.26	10.00
Value at end of period	18.21	15.14	13.81	12.76	11.14	9.15	13.09	12.30	10.63	10.26
Number of accumulation units outstanding at end of period	43,616	73,780	94,266	47,255	18,129	23,599	14,505	7,914	262	—
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	11.76	10.03	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69
Value at end of period	15.97	11.76	10.03	10.39	8.82	6.90	11.66	10.83	9.52	9.28

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	54,676	48,488	55,006	42,639	33,210	41,561	43,439	44,891	49,137	74,215
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	11.22	9.37	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26
Value at end of period	16.55	11.22	9.37	10.96	8.41	6.72	10.85	12.28	11.92	11.34
Number of accumulation units outstanding at end of period	11,325	11,980	17,258	25,425	29,314	38,643	41,470	58,911	85,467	106,621
DWS CAPITAL GROWTH VIP
Value at beginning of period	11.51	9.98	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75
Value at end of period	15.39	11.51	9.98	10.53	9.08	7.21	10.83	9.69	8.99	8.31
Number of accumulation units outstanding at end of period	35,736	83,878	67,821	46,937	54,586	62,234	47,863	45,796	64,108	71,626
DWS CORE EQUITY VIP
Value at beginning of period	13.80	12.00	12.15	10.75	8.08	13.23	12.88	11.21	10.00
Value at end of period	18.82	13.80	12.00	12.15	10.75	8.08	13.23	12.88	11.21
Number of accumulation units outstanding at end of period	10,233	14,216	39,143	19,783	11,776	19,207	22,283	12,653	2,796
DWS LARGE CAP VALUE VIP
Value at beginning of period	12.62	11.58	11.67	10.61	8.52	13.49	12.01	10.48	10.00
Value at end of period	16.41	12.62	11.58	11.67	10.61	8.52	13.49	12.01	10.48
Number of accumulation units outstanding at end of period	45,837	53,019	37,758	57,346	20,355	17,898	36,878	31,756	43,396
DWS SMALL CAP INDEX VIP
Value at beginning of period	18.03	15.62	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59
Value at end of period	24.82	18.03	15.62	16.45	13.11	10.43	15.94	16.37	14.03	13.55
Number of accumulation units outstanding at end of period	33,436	31,698	34,279	74,807	85,884	83,527	100,858	117,123	166,915	219,967
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	9.42	8.29	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47
Value at end of period	13.35	9.42	8.29	8.69	6.76	4.84	9.66	9.16	8.76	8.24
Number of accumulation units outstanding at end of period	9,383	10,062	10,083	23,443	24,853	30,657	39,935	62,794	119,327	138,251

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

DWS SMALL MID CAP VALUE VIP
Value at beginning of period	11.90	10.53	11.30	9.24	7.18	10.85	10.61	10.00
Value at end of period	15.98	11.90	10.53	11.30	9.24	7.18	10.85	10.61
Number of accumulation units outstanding at end of period	20,242	22,416	25,803	30,638	28,689	20,141	9,840	10,825
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	14.99	14.66	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86
Value at end of period	14.58	14.99	14.66	13.96	13.37	12.79	12.35	11.71	11.32	11.17
Number of accumulation units outstanding at end of period	143,484	187,805	227,723	313,216	509,550	568,360	470,898	550,162	717,207	785,115
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	12.06	10.26	10.74	8.43	6.57	9.88	10.20	10.00
Value at end of period	16.32	12.06	10.26	10.74	8.43	6.57	9.88	10.20
Number of accumulation units outstanding at end of period	6,300	6,039	22,153	20,410	22,467	2,859	2,052	2,052
INVESCO V.I. HIGH YIELD
Value at beginning of period	18.61	15.99	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17
Value at end of period	19.77	18.61	15.99	15.95	14.14	9.32	12.63	12.56	11.43	11.20
Number of accumulation units outstanding at end of period	12,047	12,047	12,047	12,047	12,668	20,313	23,264	28,326	57,847	74,732
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.98	10.44	11.28	10.06	7.49	12.66	11.11	10.00
Value at end of period	14.16	11.98	10.44	11.28	10.06	7.49	12.66	11.11
Number of accumulation units outstanding at end of period	82,827	26,912	30,545	26,266	29,914	26,078	37,408	51,223
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.50	13.16	14.16	12.50	10.00
Value at end of period	18.55	14.50	13.16	14.16	12.50
Number of accumulation units outstanding at end of period	3,949	3,803	11,088	8,360	519

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	17.38	15.36	15.59	12.21	10.00
Value at end of period	23.72	17.38	15.36	15.59	12.21
Number of accumulation units outstanding at end of period	8,988	4,736	3,885	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	7.33	6.63	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48
Value at end of period	9.10	7.33	6.63	7.03	5.84	3.73	6.78	6.34	5.78	5.69
Number of accumulation units outstanding at end of period	13,362	14,841	15,654	18,675	20,644	34,795	43,714	59,520	72,161	126,127
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	12.95	10.94	11.22	9.75	7.62	11.93	12.26	10.62	10.00
Value at end of period	17.49	12.95	10.94	11.22	9.75	7.62	11.93	12.26	10.62
Number of accumulation units outstanding at end of period	4,134	4,462	6,620	11,257	7,897	12,582	13,556	12,806	9,871
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	13.40	11.77	12.10	10.83	8.77	12.99	12.72	11.02	10.00
Value at end of period	17.84	13.40	11.77	12.10	10.83	8.77	12.99	12.72	11.02
Number of accumulation units outstanding at end of period	56,755	29,547	32,412	21,015	49,717	27,969	24,285	21,483	26,202
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	18.78	16.64	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52
Value at end of period	22.41	18.78	16.64	16.49	15.32	12.26	14.67	13.36	12.15	11.34
Number of accumulation units outstanding at end of period	37,458	39,156	51,486	63,634	76,780	78,149	105,621	123,056	97,347	50,893
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	13.19	11.72	11.64	10.84	8.69	10.43	10.00
Value at end of period	15.69	13.19	11.72	11.64	10.84	8.69	10.43
Number of accumulation units outstanding at end of period	297,755	230,652	219,796	245,939	215,381	186,071	16,752

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	20.08	18.67	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06
Value at end of period	19.91	20.08	18.67	17.61	16.42	14.61	13.87	13.05	12.61	12.45
Number of accumulation units outstanding at end of period	172,881	197,329	232,720	266,433	296,341	349,074	459,676	546,980	664,139	776,977
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	14.90	13.88	13.14	12.28	10.95	10.43	10.00
Value at end of period	14.75	14.90	13.88	13.14	12.28	10.95	10.43
Number of accumulation units outstanding at end of period	107,536	160,882	147,968	157,332	163,034	85,020	34,941
JANUS ASPEN WORLDWIDE
Value at beginning of period	9.51	7.98	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71
Value at end of period	12.13	9.51	7.98	9.31	8.10	5.92	10.77	9.90	8.43	8.02
Number of accumulation units outstanding at end of period	14,407	14,422	16,377	16,825	18,043	19,109	26,966	27,627	52,221	99,865
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	16.65	14.00	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28
Value at end of period	23.53	16.65	14.00	14.81	11.73	9.64	14.27	15.23	13.34	12.99
Number of accumulation units outstanding at end of period	7,291	8,681	10,880	20,702	21,742	21,829	35,350	39,502	58,343	90,110
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.62	14.54	17.86	14.66	10.00
Value at end of period	17.28	17.62	14.54	17.86	14.66
Number of accumulation units outstanding at end of period	28,416	33,574	39,371	45,330	13,987
MFS INTERNATIONAL VALUE
Value at beginning of period	15.91	13.82	14.17	13.12	10.00
Value at end of period	20.17	15.91	13.82	14.17	13.12
Number of accumulation units outstanding at end of period	33,686	25,358	19,955	15,283	1,581
MFS UTILITIES

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	11.18	9.94	9.40	8.34	6.32	10.00
Value at end of period	13.34	11.18	9.94	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	30,682	36,826	52,553	22,033	20,952	10,673
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	10.82	9.44	10.19	8.15	5.61	10.46	10.22	10.00
Value at end of period	14.69	10.82	9.44	10.19	8.15	5.61	10.46	10.22
Number of accumulation units outstanding at end of period	—	—	—	1,141	1,141	1,523	7,294	9,345
NVIT MID CAP INDEX
Value at beginning of period	21.15	18.16	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90
Value at end of period	27.89	21.15	18.16	18.79	15.03	11.09	17.62	16.53	15.17	13.65
Number of accumulation units outstanding at end of period	26,448	24,613	27,859	32,436	35,812	42,090	45,361	49,308	70,632	56,042
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	17.96	14.91	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41
Value at end of period	22.70	17.96	14.91	16.37	14.22	10.24	17.25	16.34	13.98	12.31
Number of accumulation units outstanding at end of period	144,299	164,431	227,134	228,046	220,118	282,379	341,251	397,451	453,951	430,326
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	17.21	14.18	15.38	13.50	9.76	17.14	15.32	11.80	10.00
Value at end of period	21.51	17.21	14.18	15.38	13.50	9.76	17.14	15.32	11.80
Number of accumulation units outstanding at end of period	23,665	24,151	25,259	33,451	40,434	32,609	102,670	57,487	31,108
PIMCO VIT HIGH YIELD
Value at beginning of period	23.23	20.47	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25
Value at end of period	24.40	23.23	20.47	19.95	17.55	12.60	16.58	16.13	14.90	14.41
Number of accumulation units outstanding at end of period	106,274	117,123	72,983	107,381	117,989	106,436	140,350	217,913	211,290	231,784
PIMCO VIT LOW DURATION
Value at beginning of period	13.61	12.94	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	13.49	13.61	12.94	12.89	12.33	10.96	11.08	10.39	10.07	10.04
Number of accumulation units outstanding at end of period	223,578	290,294	301,318	256,585	323,504	232,695	295,140	357,766	342,222	382,875
PIMCO VIT TOTAL RETURN
Value at beginning of period	15.89	14.60	14.19	13.22	11.67	11.22	10.39	10.08	10.00
Value at end of period	15.47	15.89	14.60	14.19	13.22	11.67	11.22	10.39	10.08
Number of accumulation units outstanding at end of period	336,244	517,526	506,242	456,482	513,699	335,930	197,447	288,330	52,119
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.38	6.66	8.78	7.65	4.43	10.00
Value at end of period	7.17	7.38	6.66	8.78	7.65	4.43
Number of accumulation units outstanding at end of period	3,400	6,801	12,641	35,115	91,023	5,513
PIONEER FUND VCT
Value at beginning of period	11.41	10.42	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61
Value at end of period	15.10	11.41	10.42	10.97	9.52	7.66	11.73	11.25	9.71	9.21
Number of accumulation units outstanding at end of period	3,909	10,758	15,965	11,039	13,095	23,841	13,316	24,425	17,322	47,138
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.53	9.91	10.21	8.55	5.96	9.30	9.74	10.00
Value at end of period	14.90	10.53	9.91	10.21	8.55	5.96	9.30	9.74
Number of accumulation units outstanding at end of period	4,802	534	25,312	27,031	25,599	3,740	—	556
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.97	9.97	10.66	9.10	7.32	11.13	10.64	10.00
Value at end of period	14.46	10.97	9.97	10.66	9.10	7.32	11.13	10.64
Number of accumulation units outstanding at end of period	19,820	16,050	16,235	13,756	22,844	17,254	12,356	954
PRUDENTIAL SERIES EQUITY
Value at beginning of period	15.69	13.96	14.62	13.20	10.00
Value at end of period	20.72	15.69	13.96	14.62	13.20
Number of accumulation units outstanding at end of period	483	514	507	690	349

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.06	14.59	18.21	14.39	10.00
Value at end of period	15.33	14.06	14.59	18.21	14.39
Number of accumulation units outstanding at end of period	2,163	2,557	2,061	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.99	10.86	10.24	10.00
Value at end of period	10.86	10.99	10.86	10.24
Number of accumulation units outstanding at end of period	9,093	18,877	51,828	5,030
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	12.73	10.75	10.62	10.00
Value at end of period	16.74	12.73	10.75	10.62
Number of accumulation units outstanding at end of period	9,666	9,957	18,375	—
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.42	8.58	10.00
Value at end of period	14.66	10.42	8.58
Number of accumulation units outstanding at end of period	59,157	33,595	4,226
ROYCE SMALL-CAP
Value at beginning of period	16.71	14.99	15.66	13.11	10.00
Value at end of period	22.31	16.71	14.99	15.66	13.11
Number of accumulation units outstanding at end of period	61,630	24,418	25,471	23,810	5,078
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	14.65	13.01	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02
Value at end of period	17.98	14.65	13.01	13.23	11.73	9.52	13.97	13.32	11.66	11.10
Number of accumulation units outstanding at end of period	129,632	144,110	188,716	193,819	202,385	212,923	306,788	330,671	329,362	322,534
SCHWAB MONEY MARKET

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	11.15	11.23	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21
Value at end of period	11.08	11.15	11.23	11.30	11.37	11.44	11.28	10.85	10.44	10.24
Number of accumulation units outstanding at end of period	700,692	776,451	780,190	883,275	915,644	1,614,712	1,494,262	1,069,635	1,358,385	1,243,345
SCHWAB S&P 500 INDEX
Value at beginning of period	12.96	11.28	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05
Value at end of period	17.00	12.96	11.28	11.15	9.79	7.81	12.40	11.86	10.33	9.93
Number of accumulation units outstanding at end of period	728,722	675,823	670,131	788,351	823,134	807,769	979,562	1,128,811	1,230,531	1,488,478
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.69	11.99	11.28	10.59	10.00
Value at end of period	12.56	12.69	11.99	11.28	10.59
Number of accumulation units outstanding at end of period	8,378	7,601	5,619	—	—
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	16.84	14.73	14.53	12.64	10.00
Value at end of period	22.02	16.84	14.73	14.53	12.64
Number of accumulation units outstanding at end of period	11,447	10,261	4,032	132	—
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	17.57	15.87	15.52	12.63	10.00
Value at end of period	23.50	17.57	15.87	15.52	12.63
Number of accumulation units outstanding at end of period	6,354	4,899	5,159	3,362	—
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	11.27	9.60	10.81	10.00
Value at end of period	13.76	11.27	9.60	10.81
Number of accumulation units outstanding at end of period	15,868	8,605	9,728	8,236
THIRD AVENUE VALUE
Value at beginning of period	8.82	6.98	8.93	7.88	5.46	9.76	10.32	10.00

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	10.42	8.82	6.98	8.93	7.88	5.46	9.76	10.32
Number of accumulation units outstanding at end of period	18,062	18,062	20,889	27,446	31,506	57,125	51,529	44,929
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	16.64	13.97	15.87	13.14	10.00
Value at end of period	22.28	16.64	13.97	15.87	13.14
Number of accumulation units outstanding at end of period	12,575	13,099	7,025	8,333	813
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.94	12.34	11.49	10.90	10.00
Value at end of period	11.67	12.94	12.34	11.49	10.90
Number of accumulation units outstanding at end of period	23,375	27,953	62,858	19,431	7,194
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.62	14.28	17.26	13.51	10.00
Value at end of period	16.01	14.62	14.28	17.26	13.51
Number of accumulation units outstanding at end of period	924	11,441	16,116	22,130	10,269
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	14.28	12.22	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64
Value at end of period	20.39	14.28	12.22	12.25	9.10	6.53	11.82	9.73	8.55	7.85
Number of accumulation units outstanding at end of period	108,439	106,053	113,254	104,221	104,125	138,128	137,612	161,331	172,144	168,312
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	16.09	14.03	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39
Value at end of period	20.88	16.09	14.03	14.95	12.17	8.29	13.94	13.17	11.82	11.03
Number of accumulation units outstanding at end of period	48,450	59,076	71,017	73,065	85,597	83,208	99,154	128,584	155,013	226,496
INVESTMENT DIVISION (0.85)	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER BALANCED

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	13.51	12.83	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57
Value at end of period	15.44	13.51	12.83	12.93	11.82	9.22	13.63	12.24	11.78	10.96
Number of accumulation units outstanding at end of period	3,794	3,830	4,244	7,122	8,960	10,103	14,959	16,227	48,697	35,620
ALGER LARGECAP GROWTH
Value at beginning of period	15.55	14.28	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42
Value at end of period	20.83	15.55	14.28	14.45	12.85	8.78	16.45	13.83	13.27	11.94
Number of accumulation units outstanding at end of period	128,569	126,691	138,491	136,952	204,270	165,677	207,673	92,170	105,834	83,810
ALGER MID CAP GROWTH
Value at beginning of period	16.08	13.95	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00
Value at end of period	21.66	16.08	13.95	15.34	12.96	8.62	20.87	16.00	14.65	13.45
Number of accumulation units outstanding at end of period	49,047	53,272	61,926	125,686	134,831	95,444	102,005	78,895	63,608	54,269
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	15.16	13.01	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20
Value at end of period	20.29	15.16	13.01	12.35	11.01	9.19	15.60	14.97	12.87	12.38
Number of accumulation units outstanding at end of period	84,083	89,587	97,991	130,139	151,529	301,465	223,765	209,357	243,989	208,800
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	15.50	13.72	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45
Value at end of period	20.59	15.50	13.72	13.67	11.98	9.07	15.90	14.19	14.47	13.03
Number of accumulation units outstanding at end of period	17,188	19,627	21,421	34,587	47,594	71,426	79,267	58,346	55,470	32,220
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	13.51	11.79	14.13	12.62	9.12	17.99	15.36	12.19	10.00
Value at end of period	15.22	13.51	11.79	14.13	12.62	9.12	17.99	15.36	12.19
Number of accumulation units outstanding at end of period	170,626	202,947	238,035	323,568	419,349	423,683	499,709	426,600	238,184
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.92	6.09	7.61	7.34	5.49	11.84	11.28	10.00

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	8.44	6.92	6.09	7.61	7.34	5.49	11.84	11.28
Number of accumulation units outstanding at end of period	90,331	116,558	127,999	169,069	269,528	431,272	496,719	246,769
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	27.44	22.84	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17
Value at end of period	28.35	27.44	22.84	21.13	16.86	13.14	20.60	24.31	18.13	16.37
Number of accumulation units outstanding at end of period	133,178	149,713	128,073	142,012	123,399	144,190	161,905	183,494	134,999	109,455
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	12.86	10.92	12.02	9.55	6.74	10.56	10.47	10.00
Value at end of period	17.60	12.86	10.92	12.02	9.55	6.74	10.56	10.47
Number of accumulation units outstanding at end of period	56,345	42,973	47,979	56,347	54,314	77,399	84,062	63,196
AMERICAN CENTURY VP BALANCED
Value at beginning of period	15.94	14.38	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73
Value at end of period	18.56	15.94	14.38	13.77	12.44	10.86	13.75	13.21	12.16	11.68
Number of accumulation units outstanding at end of period	148,438	124,443	91,458	76,209	80,333	83,290	79,262	74,508	66,136	42,032
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	15.21	13.36	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37
Value at end of period	20.48	15.21	13.36	13.07	11.55	9.86	15.21	15.35	13.22	12.74
Number of accumulation units outstanding at end of period	56,944	59,823	61,372	78,643	120,848	122,928	143,569	178,802	199,096	152,230
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	18.39	15.31	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59
Value at end of period	22.32	18.39	15.31	17.55	15.62	11.78	21.53	18.39	14.84	13.21
Number of accumulation units outstanding at end of period	25,076	28,608	27,902	31,549	42,071	53,741	70,220	85,336	108,282	69,617
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	17.50	15.19	15.45	13.09	10.00

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	49,019	25,466	23,556	20,509	9,024
AMERICAN CENTURY VP VALUE
Value at beginning of period	16.60	14.61	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50
Value at end of period	21.68	16.60	14.61	14.59	12.97	10.91	15.03	15.98	13.58	13.04
Number of accumulation units outstanding at end of period	277,999	252,449	240,793	268,246	189,899	206,339	253,985	250,774	188,050	74,425
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	21.97	18.74	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68
Value at end of period	30.51	21.97	18.74	18.17	14.50	10.57	17.51	17.08	14.91	14.55
Number of accumulation units outstanding at end of period	170,188	129,988	135,937	144,204	156,173	162,592	195,354	208,005	197,106	125,418
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	14.83	13.46	15.45	13.30	10.00
Value at end of period	20.88	14.83	13.46	15.45	13.30
Number of accumulation units outstanding at end of period	17,232	15,714	20,105	19,127	1,838
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	9.82	9.26	10.00
Value at end of period	12.22	9.82	9.26
Number of accumulation units outstanding at end of period	100,945	93,061	88,943
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	16.26	14.74	15.84	12.63	10.00
Value at end of period	21.61	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	23,379	10,286	9,383	1,386	1,175
DELAWARE VIP SMALL CAP VALUE SERIES

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at beginning of period	22.23	19.68	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11
Value at end of period	29.42	22.23	19.68	20.12	15.34	11.73	16.88	18.23	15.82	14.58
Number of accumulation units outstanding at end of period	152,856	144,993	156,473	161,664	182,026	215,309	234,525	255,370	254,630	163,904
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	19.22	17.46	16.29	12.05	8.36	14.18	12.66	12.00	10.00
Value at end of period	26.93	19.22	17.46	16.29	12.05	8.36	14.18	12.66	12.00
Number of accumulation units outstanding at end of period	51,464	26,075	47,392	35,396	21,394	7,856	7,671	8,205	1,421
DREYFUS IP MIDCAP STOCK
Value at beginning of period	18.16	15.30	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63
Value at end of period	24.30	18.16	15.30	15.37	12.20	9.08	15.37	15.27	14.29	13.20
Number of accumulation units outstanding at end of period	6,205	6,646	9,602	12,936	23,637	25,388	29,180	32,551	32,283	21,286
DREYFUS VIF APPRECIATION
Value at beginning of period	14.95	13.65	12.63	11.04	9.09	13.01	12.25	10.61	10.25	10.00
Value at end of period	17.95	14.95	13.65	12.63	11.04	9.09	13.01	12.25	10.61	10.25
Number of accumulation units outstanding at end of period	150,998	132,987	104,680	147,217	58,170	44,131	36,497	29,061	1,387	411
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	14.95	12.77	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20
Value at end of period	20.28	14.95	12.77	13.25	11.27	8.82	14.94	13.89	12.23	11.94
Number of accumulation units outstanding at end of period	12,441	14,437	22,314	21,316	11,759	11,498	13,890	20,406	15,152	12,048
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	12.76	10.68	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83
Value at end of period	18.80	12.76	10.68	12.50	9.61	7.69	12.43	14.09	13.70	13.05
Number of accumulation units outstanding at end of period	4,537	4,597	4,597	4,597	4,597	4,597	5,326	7,959	11,921	15,298
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.29	14.16	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12
Value at end of period	21.75	16.29	14.16	14.95	12.92	10.27	15.45	13.84	12.86	11.91

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	163,650	156,737	114,516	142,615	98,593	99,523	61,148	41,824	53,890	22,290
DWS CORE EQUITY VIP
Value at beginning of period	13.64	11.88	12.05	10.68	8.04	13.18	12.84	11.20	10.00
Value at end of period	18.58	13.64	11.88	12.05	10.68	8.04	13.18	12.84	11.20
Number of accumulation units outstanding at end of period	148,541	149,116	259,986	61,689	64,950	63,702	170,978	36,754	2,467
DWS LARGE CAP VALUE VIP
Value at beginning of period	12.48	11.46	11.57	10.53	8.47	13.44	11.98	10.47	10.00
Value at end of period	16.20	12.48	11.46	11.57	10.53	8.47	13.44	11.98	10.47
Number of accumulation units outstanding at end of period	154,713	164,792	126,522	279,139	180,430	194,320	92,548	55,635	53,847
DWS SMALL CAP INDEX VIP
Value at beginning of period	19.02	16.51	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39
Value at end of period	26.15	19.02	16.51	17.41	13.90	11.07	16.95	17.43	14.96	14.47
Number of accumulation units outstanding at end of period	68,977	55,822	54,804	59,663	66,901	103,591	75,211	67,445	75,602	132,249
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	14.17	12.50	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40
Value at end of period	20.07	14.17	12.50	13.12	10.22	7.33	14.65	13.91	13.32	12.55
Number of accumulation units outstanding at end of period	9,310	8,201	11,878	16,031	29,108	29,336	33,309	34,684	35,987	38,921
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	11.78	10.45	11.22	9.19	7.15	10.83	10.59	10.00
Value at end of period	15.80	11.78	10.45	11.22	9.19	7.15	10.83	10.59
Number of accumulation units outstanding at end of period	67,259	66,726	73,225	151,007	96,964	105,545	71,500	40,642
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.52	13.25	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93
Value at end of period	13.13	13.52	13.25	12.63	12.11	11.61	11.23	10.65	10.32	10.20
Number of accumulation units outstanding at end of period	391,751	458,403	465,143	473,929	487,275	731,081	285,929	230,921	225,523	201,397

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	11.94	10.17	10.66	8.39	6.55	9.86	10.19	10.00
Value at end of period	16.13	11.94	10.17	10.66	8.39	6.55	9.86	10.19
Number of accumulation units outstanding at end of period	67,329	51,285	50,844	58,224	39,235	24,888	13,263	8,845
INVESCO V.I. HIGH YIELD
Value at beginning of period	19.83	17.07	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99
Value at end of period	21.04	19.83	17.07	17.05	15.14	10.00	13.57	13.51	12.31	12.08
Number of accumulation units outstanding at end of period	7,435	7,931	6,803	6,916	25,419	27,768	28,476	30,257	37,287	36,279
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.86	10.36	11.20	10.01	7.46	12.62	11.10	10.00
Value at end of period	14.00	11.86	10.36	11.20	10.01	7.46	12.62	11.10
Number of accumulation units outstanding at end of period	202,279	191,595	173,178	243,123	124,419	47,901	177,502	22,099
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.42	13.11	14.12	12.48	10.00
Value at end of period	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	38,220	16,924	17,495	23,797	5,850
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	17.28	15.30	15.55	12.20	10.00
Value at end of period	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	22,301	7,392	10,539	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	15.97	14.48	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11
Value at end of period	19.82	15.97	14.48	15.38	12.78	8.19	14.89	13.94	12.72	12.56
Number of accumulation units outstanding at end of period	2,015	3,138	3,138	3,192	4,613	6,702	8,501	9,986	12,290	6,234

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	12.81	10.83	11.13	9.68	7.58	11.88	12.23	10.61	10.00
Value at end of period	17.26	12.81	10.83	11.13	9.68	7.58	11.88	12.23	10.61
Number of accumulation units outstanding at end of period	70,389	52,458	39,298	43,837	27,918	33,585	28,143	27,267	5,933
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	13.25	11.65	11.99	10.75	8.72	12.94	12.69	11.01	10.00
Value at end of period	17.61	13.25	11.65	11.99	10.75	8.72	12.94	12.69	11.01
Number of accumulation units outstanding at end of period	155,565	105,747	128,721	142,240	245,184	136,112	138,873	96,797	10,206
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	18.51	16.43	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51
Value at end of period	22.05	18.51	16.43	16.30	15.17	12.15	14.56	13.29	12.11	11.31
Number of accumulation units outstanding at end of period	88,820	92,293	96,621	100,763	107,377	131,297	166,568	149,007	64,795	31,722
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	13.08	11.64	11.58	10.80	8.67	10.42	10.00
Value at end of period	15.54	13.08	11.64	11.58	10.80	8.67	10.42
Number of accumulation units outstanding at end of period	770,031	603,145	567,782	540,710	338,708	286,803	148,213
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	16.20	15.08	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86
Value at end of period	16.04	16.20	15.08	14.25	13.31	11.85	11.27	10.62	10.28	10.16
Number of accumulation units outstanding at end of period	108,267	113,454	107,623	123,907	201,257	258,673	334,781	343,139	235,099	161,654
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	14.77	13.78	13.07	12.23	10.92	10.42	10.00
Value at end of period	14.60	14.77	13.78	13.07	12.23	10.92	10.42
Number of accumulation units outstanding at end of period	438,505	541,847	510,580	450,845	412,740	257,478	104,560

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

JANUS ASPEN WORLDWIDE
Value at beginning of period	13.92	11.69	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43
Value at end of period	17.73	13.92	11.69	13.67	11.90	8.72	15.89	14.61	12.47	11.88
Number of accumulation units outstanding at end of period	5,901	5,907	5,932	7,147	25,022	25,784	25,784	29,575	29,804	27,225
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	19.56	16.47	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24
Value at end of period	27.59	19.56	16.47	17.45	13.84	11.39	16.89	18.05	15.83	15.44
Number of accumulation units outstanding at end of period	5,225	5,303	6,246	6,246	7,199	8,064	12,452	15,259	13,259	13,210
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.53	14.48	17.81	14.64	10.00
Value at end of period	17.16	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	182,081	158,820	137,119	196,397	55,228
MFS INTERNATIONAL VALUE
Value at beginning of period	15.83	13.77	14.14	13.11	10.00
Value at end of period	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	195,030	140,563	131,736	177,859	32,806
MFS UTILITIES
Value at beginning of period	11.10	9.89	9.36	8.32	6.31	10.00
Value at end of period	13.23	11.10	9.89	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	79,421	58,830	57,915	43,468	40,180	7,904
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	10.71	9.36	10.12	8.10	5.59	10.43	10.21	10.00
Value at end of period	14.52	10.71	9.36	10.12	8.10	5.59	10.43	10.21
Number of accumulation units outstanding at end of period	3,958	3,958	4,163	4,163	5,457	10,124	12,724	6,043
NVIT MID CAP INDEX
Value at beginning of period	20.85	17.93	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	27.45	20.85	17.93	18.58	14.89	11.00	17.50	16.44	15.11	13.62
Number of accumulation units outstanding at end of period	99,340	85,957	96,672	106,625	109,304	112,076	144,149	144,076	124,468	62,921
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	21.42	17.82	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58
Value at end of period	27.04	21.42	17.82	19.59	17.04	12.29	20.73	19.66	16.85	14.87
Number of accumulation units outstanding at end of period	186,871	148,079	165,267	177,111	236,464	278,810	348,861	287,660	245,693	166,981
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	17.01	14.04	15.25	13.40	9.71	17.07	15.29	11.79	10.00
Value at end of period	21.23	17.01	14.04	15.25	13.40	9.71	17.07	15.29	11.79
Number of accumulation units outstanding at end of period	127,200	123,316	113,629	112,057	123,021	110,878	199,424	94,572	35,210
PIMCO VIT HIGH YIELD
Value at beginning of period	18.36	16.20	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61
Value at end of period	19.25	18.36	16.20	15.81	13.93	10.02	13.20	12.86	11.89	11.52
Number of accumulation units outstanding at end of period	411,641	446,427	421,227	437,868	380,913	399,775	368,662	300,138	236,973	164,512
PIMCO VIT LOW DURATION
Value at beginning of period	13.41	12.78	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91
Value at end of period	13.28	13.41	12.78	12.75	12.21	10.87	11.00	10.34	10.03	10.01
Number of accumulation units outstanding at end of period	1,237,769	1,148,588	1,063,438	1,107,974	1,099,172	782,080	743,594	780,285	647,606	454,971
PIMCO VIT TOTAL RETURN
Value at beginning of period	15.71	14.45	14.07	13.13	11.61	11.17	10.36	10.06	10.00
Value at end of period	15.27	15.71	14.45	14.07	13.13	11.61	11.17	10.36	10.06
Number of accumulation units outstanding at end of period	1,717,816	1,828,041	1,848,577	2,102,149	2,025,341	1,649,130	1,198,424	784,104	175,973
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.33	6.62	8.74	7.63	4.42	10.00
Value at end of period	7.11	7.33	6.62	8.74	7.63	4.42

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	13,950	27,088	32,035	51,580	172,627	70,085
PIONEER FUND VCT
Value at beginning of period	14.44	13.21	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06
Value at end of period	19.09	14.44	13.21	13.93	12.11	9.75	14.96	14.37	12.43	11.81
Number of accumulation units outstanding at end of period	22,096	21,955	24,333	22,360	21,183	26,988	48,015	25,733	13,459	11,046
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.43	9.83	10.14	8.51	5.93	9.28	9.73	10.00
Value at end of period	14.73	10.43	9.83	10.14	8.51	5.93	9.28	9.73
Number of accumulation units outstanding at end of period	23,996	4,595	14,526	18,849	13,256	5,589	9,737	6,797
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.86	9.88	10.58	9.05	7.29	11.10	10.63	10.00
Value at end of period	14.29	10.86	9.88	10.58	9.05	7.29	11.10	10.63
Number of accumulation units outstanding at end of period	29,322	28,815	30,575	35,798	30,810	34,312	25,325	4,123
PRUDENTIAL SERIES EQUITY
Value at beginning of period	15.61	13.90	14.59	13.19	10.00
Value at end of period	20.58	15.61	13.90	14.59	13.19
Number of accumulation units outstanding at end of period	34,184	25,750	29,932	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	13.99	14.53	18.17	14.37	10.00
Value at end of period	15.22	13.99	14.53	18.17	14.37
Number of accumulation units outstanding at end of period	29,387	28,662	23,713	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.95	10.84	10.23	10.00
Value at end of period	10.80	10.95	10.84	10.23
Number of accumulation units outstanding at end of period	34,988	52,097	71,760	15,223

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

PUTNAM VT EQUITY INCOME IB
Value at beginning of period	12.68	10.72	10.61	10.00
Value at end of period	16.65	12.68	10.72	10.61
Number of accumulation units outstanding at end of period	120,469	43,221	27,390	53,228
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.39	8.57	10.00
Value at end of period	14.60	10.39	8.57
Number of accumulation units outstanding at end of period	147,262	88,288	60,635
ROYCE SMALL-CAP
Value at beginning of period	16.62	14.93	15.62	13.10	10.00
Value at end of period	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	70,761	67,700	73,660	56,868	21,128
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	16.34	14.52	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32
Value at end of period	20.02	16.34	14.52	14.80	13.13	10.68	15.69	14.98	13.14	12.53
Number of accumulation units outstanding at end of period	240,799	277,261	307,101	321,325	299,022	323,868	326,676	400,328	292,308	222,989
SCHWAB MONEY MARKET
Value at beginning of period	10.75	10.84	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99
Value at end of period	10.66	10.75	10.84	10.93	11.02	11.10	10.97	10.56	10.18	9.99
Number of accumulation units outstanding at end of period	1,305,400	1,517,456	1,980,689	2,061,906	2,043,718	3,249,305	2,647,953	1,510,198	1,178,676	964,982
SCHWAB S&P 500 INDEX
Value at beginning of period	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28
Value at end of period	20.89	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37
Number of accumulation units outstanding at end of period	1,083,349	893,491	935,759	944,880	1,226,943	1,128,397	1,069,568	970,617	983,799	666,583
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.62	11.95	11.25	10.58	10.00

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Value at end of period	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	21,943	25,632	14,647	4,837	1,862
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	16.74	14.67	14.49	12.62	10.00
Value at end of period	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	155,956	134,084	78,403	75,026	24,625
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	17.47	15.81	15.48	12.62	10.00
Value at end of period	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	23,965	7,814	5,402	5,559	1,128
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	11.22	9.57	10.80	10.00
Value at end of period	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	103,615	75,440	69,735	20,294
THIRD AVENUE VALUE
Value at beginning of period	8.73	6.92	8.86	7.84	5.44	9.73	10.31	10.00
Value at end of period	10.30	8.73	6.92	8.86	7.84	5.44	9.73	10.31
Number of accumulation units outstanding at end of period	72,586	77,994	85,466	114,401	134,861	183,460	190,120	123,718
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	16.55	13.92	15.83	13.13	10.00
Value at end of period	22.13	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	14,901	9,900	15,645	12,529	8
VAN ECK VIP GLOBAL BOND
Value at beginning of period	12.87	12.29	11.47	10.89	10.00
Value at end of period	11.59	12.87	12.29	11.47	10.89

APPENDIX A CONDENSED FINANCIAL INFORMATION Selected Data for Accumulation Units outstanding Throughout Each Period For the Periods Ended December 31

Number of accumulation units outstanding at end of period	154,192	216,607	241,653	218,731	124,148
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	14.54	14.22	17.22	13.50	10.00
Value at end of period	15.90	14.54	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	94,118	103,309	88,406	98,924	44,271
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	23.21	19.88	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93
Value at end of period	33.09	23.21	19.88	19.97	14.86	10.68	19.36	15.96	14.03	12.92
Number of accumulation units outstanding at end of period	66,155	54,336	39,289	56,231	39,852	47,852	52,061	30,520	18,244	53,190
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	19.65	17.15	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63
Value at end of period	25.46	19.65	17.15	18.31	14.92	10.19	17.15	16.22	14.58	13.63
Number of accumulation units outstanding at end of period	40,278	33,038	28,741	39,807	40,106	40,271	30,832	23,158	38,056	47,335

Appendix B – Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(1)the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(2)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current valuation period, minus or plus
(3)a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and
(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.70% if you have selected Death Benefit Option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit Option 2 on Contracts issued on May 1, 2003 or thereafter.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-40

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable
Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2014, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is
May 1, 2014

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option.

Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.    Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information and the related financial statement schedule included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein in the Registration Statement. Such financial statements and financial statement schedule have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.    Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.    Administrative Services
Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect. Beginning in 2014, we may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act ("FACTA") on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FACTA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FACTA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2013
and 2012, and Related Consolidated Statements of
Income, Comprehensive Income, Stockholder’s Equity
and Cash Flows for Each of the Three Years in the Period
Ended December 31, 2013 and Report of Independent
Registered Public Accounting Firm

Great-West Life & Annuity Insurance Company

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado
We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedule listed in the Table of Contents. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 7, 2014

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $17,807,359 and $16,756,216)	$18,469,544	$18,188,344
Fixed maturities, held for trading, at fair value (amortized cost $333,892 and $356,012)	336,055	367,600
Mortgage loans on real estate (net of allowances of $2,890 and $2,890	3,134,255	2,881,758
Policy loans	4,185,472	4,260,200
Short-term investments, available-for-sale(amortized cost $294,287 and $266,332)	294,287	266,332
Limited partnership and other corporation interests	79,236	124,814
Other investments	17,574	21,328
Total investments	26,516,423	26,110,376

Other assets:
Cash	7,491	11,387
Reinsurance receivable	588,533	638,797
Deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	343,288	204,461
Investment income due and accrued	270,024	257,028
Collateral under securities lending agreements	18,534	142,022
Due from parent and affiliates	91,057	82,828
Goodwill	105,255	105,255
Other intangible assets	15,155	18,249
Other assets	707,856	609,623
Assets of discontinued operations	29,007	33,053
Separate account assets	26,630,904	24,605,526
Total assets	$55,323,527	$52,818,605

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2013 and 2012
(In Thousands, Except Share Amounts)

	December 31,
	2013	2012
Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$24,609,155	$23,480,618
Policy and contract claims	345,261	321,375
Policyholders' funds	345,689	374,821
Provision for policyholders' dividends	62,797	63,102
Undistributed earnings on participating business	10,776	10,393
Total policy benefit liabilities	25,373,678	24,250,309

General liabilities:
Due to parent and affiliates	541,793	544,447
Commercial paper	98,990	97,987
Payable under securities lending agreements	18,534	142,022
Deferred income tax liabilities, net	106,849	288,995
Other liabilities	648,040	719,969
Liabilities of discontinued operations	29,007	33,053
Separate account liabilities	26,630,904	24,605,526
Total liabilities	53,447,795	50,682,308

Commitments and contingencies

Stockholder's equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	774,115	771,041
Accumulated other comprehensive income	345,754	635,699
Retained earnings	748,831	722,525
Total stockholder's equity	1,875,732	2,136,297
Total liabilities and stockholder's equity	$55,323,527	$52,818,605

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
Revenues
Premium income	$464,093	$422,153	$523,216
Fee income	618,244	535,823	486,795
Other revenue	7,355	—	—
Net investment income	1,091,389	1,191,551	1,158,486
Realized investment gains (losses), net:
Total other-than-temporary losses	(372)	(5,138)	(19,467)
Other-than-temporary (gains) losses transferred to other comprehensive income	(434)	(61)	10,005
Other realized investment gains (losses), net	(13,330)	121,916	33,957
Total realized investment gains (losses), net	(14,136)	116,717	24,495
Total revenues	2,166,945	2,266,244	2,192,992
Benefits and expenses:
Life and other policy benefits	650,584	682,088	645,567
Increase (decrease) in future policy benefits	5,575	(66,697)	18,828
Interest paid or credited to contract holders	505,698	519,499	529,349
Provision for policyholders' share of earnings (losses) on participating business	3,976	(580)	2,884
Dividends to policyholders	66,258	64,000	67,334
Total benefits	1,232,091	1,198,310	1,263,962
General insurance expenses	650,347	596,649	566,693
Amortization of DAC and VOBA	59,645	60,479	28,820
Interest expense	37,329	37,387	37,462
Total benefits and expenses	1,979,412	1,892,825	1,896,937
Income before income taxes	187,533	373,419	296,055
Income tax expense	58,791	135,305	93,818
Net income	$128,742	$238,114	$202,237

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Comprehensive Income (Loss)
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
Net income	$128,742	$238,114	$202,237
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	(718,735)	534,028	511,663
Unrealized holding gains (losses) arising on cash flow hedges	3,102	(18,881)	21,014
Reclassification adjustment for (gains) losses realized in net income	(42,982)	(107,713)	(74,165)
Net unrealized gains (losses) related to investments	(758,615)	407,434	458,512
Future policy benefits, DAC and VOBA adjustments	190,995	(83,835)	(100,216)
Employee benefit plan adjustment	121,551	(68,650)	(49,566)
Other, net	312,546	(152,485)	(149,782)
Other comprehensive income (loss) before income taxes	(446,069)	254,949	308,730
Income tax expense (benefit) related to items of other comprehensive income	(156,124)	89,232	108,056
Other comprehensive income (loss) (1)	(289,945)	165,717	200,674
Total comprehensive income (loss)	$(161,203)	$403,831	$402,911

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $18,388, $26,583 and $13,590 for the years ended December 31, 2013, 2012 and 2011, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2011	$7,032	$764,644	$269,308	$672,928	$1,713,912
Net Income				202,237	202,237
Other comprehensive income (loss), net of income taxes			200,674		200,674
Dividends				(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786			1,786
Income tax benefit on stock-based compensation		1,817			1,817
Balances, December 31, 2011	7,032	768,247	469,982	668,812	1,914,073
Net income				238,114	238,114
Other comprehensive income (loss), net of income taxes			165,717		165,717
Dividends				(184,401)	(184,401)
Capital contribution - stock-based compensation		2,314			2,314
Income tax benefit on stock-based compensation		480			480
Balances, December 31, 2012	7,032	771,041	635,699	722,525	2,136,297
Net income				128,742	128,742
Other comprehensive income (loss), net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Capital contribution - stock-based compensation		2,578			2,578
Income tax benefit on stock-based compensation		496			496
Balances, December 31, 2013	$7,032	$774,115	$345,754	$748,831	$1,875,732

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
		(Restated, See Note 2)	(Restated, See Note 2)
Cash flows from operating activities:
Net income	$128,743	$238,114	$202,237
Adjustments to reconcile net income to net cash provided
by operating activities:
Earnings allocated to participating policyholders	(804)	(580)	2,884
Amortization of premiums (accretion of discounts)
on investments, net	(20,751)	(28,495)	(41,220)
Net realized (gains) losses on investments	(38,517)	(126,938)	(62,088)
Net proceeds (purchases) of trading securities	23,677	(220,646)	3,597
Interest credited to contractholders	507,987	515,356	525,347
Depreciation and amortization	81,061	82,595	48,094
Deferral of acquisition costs	(80,486)	(94,826)	(57,108)
Deferred income taxes	(24,087)	45,371	23,617
Amortization of low-income housing partnerships	31,918	39,621	43,070
Other, net	2,432	(2,681)	(4,037)
Changes in assets and liabilities:
Policy benefit liabilities	(49,980)	(192,755)	(148,298)
Reinsurance receivable	12,013	(15,893)	1,131
Accrued interest and other receivables	(12,448)	(8,654)	(8,769)
Other assets	(106,923)	(98,042)	(8,176)
Other liabilities	78,829	(37,444)	45,515
Net cash provided by operating activities	532,663	94,103	565,796

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	4,022,064	4,308,965	2,337,213
Mortgage loans on real estate	289,531	172,950	96,848
Limited partnership interests, other corporation interests
and other investments	22,200	12,530	15,802
Purchases of investments:
Fixed maturities, available-for-sale	(5,012,792)	(5,284,686)	(3,368,821)
Mortgage loans on real estate	(562,940)	(524,396)	(899,234)
Limited partnership interests, other corporation interests
and other investments	(3,706)	(5,577)	(7,874)
Net change in short-term investments	(27,955)	81,058	1,576,779
Net change in repurchase agreements	—	—	(936,762)
Policy loans, net	(4,370)	4,983	(41,408)
Purchases of furniture, equipment and software	(20,618)	(23,525)	(19,990)
Net cash used in investing activities	(1,298,586)	(1,257,698)	(1,247,447)

See notes to consolidated financial statements.    (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(In Thousands)

	Year ended December 31,
	2013	2012	2011
		(Restated, See Note 2)	(Restated, See Note 2)
Cash flows from financing activities:
Contract deposits	$2,601,820	$2,881,112	$2,544,213
Contract withdrawals	(1,780,048)	(1,636,066)	(1,716,544)
Change in due to/from parent and affiliates	(14,724)	37,598	87,743
Dividends paid	(102,436)	(184,401)	(206,353)
Proceeds from financing element derivatives	51,832	64,354	—
Payments for and interest (paid) received on financing element derivatives, net	(9,756)	4,470	—
Net commercial paper borrowings	1,003	451	5,855
Change in book overdrafts	13,840	(609)	(31,963)
Income tax benefit of stock option exercises	496	480	1,817
Net cash provided by financing activities	762,027	1,167,389	684,768

Net increase (decrease) in cash	(3,896)	3,794	3,117
Cash, beginning of year	11,387	7,593	4,476
Cash, end of year	$7,491	$11,387	$7,593

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for:
Income taxes	$(10,327)	$53,281	$67,806
Interest	(37,329)	(37,387)	(37,463)

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(2,578)	$(2,314)	$(1,786)
Fair value of assets acquired in settlement of fixed maturity investments	—	(1,125)	(13,021)
Real estate acquired in satisfaction of debt	—	—	(2,140)
Assets received from limited partnership investment distribution	(5,119)	—	—
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	(44,104)	—	—
Policy loans acquired in reinsurance termination (See Note 4)	(6,468)	—	—
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	(28,959)	—	—

See notes to consolidated financial statements.    (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

The Company identified an error in its historical accounting for certain cross currency and interest rate swaps accounted for as cash flow hedges, as there was an initial net investment at the inception of the hedges that was deemed an other-than-insignificant financing element at inception and the fair value at inception was not zero or somewhat near zero. Accordingly, the Company determined that it was using an incorrect effectiveness measure, and the swaps did not qualify for hedge accounting. During the fourth quarter of 2013, $21,469 previously presented in accumulated other comprehensive income, has been recorded as an out-of-period adjustment to net investment income. The Company believes the effects of this error are immaterial to prior periods.

Reclassification

Certain amounts reported in the consolidated financial statements and notes to the consolidated financial statements as of and for the years ended December 31, 2012 and 2011 have been reclassified to conform to current period presentation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of unearned revenue liabilities (“URL”), valuation of policy benefit liabilities, valuation of employee benefits plan obligation and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

During the year ended December 31, 2012, the Company had an $18,240 decrease in the general mortgage provision allowance as a result of revised assumptions primarily related to the improvement in general economic conditions, the stability of loss levels within the commercial real estate market and the stability of the Company’s own commercial mortgage portfolio.

Summary of Significant Accounting Policies
Investments

Investments are reported as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

1.
The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.
Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts and origination fees are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

•	The risks and rewards created by and shared through the entity and

•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.
Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.
Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost. The Company classifies its short-term investments as available-for-sale.

6.
The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7.
The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

◦
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

◦	U.S. states and their subdivisions - material event notices.

◦	Short-term investments - valued based on amortized cost.

◦	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

◦
Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

◦	Common collective trusts - the net asset value based on the underlying trust investments.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

◦	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

◦	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

◦	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. These models have been created by the Company based on specific characteristics of the portfolio, such as the high level of illiquidity, the low level of market making and trading activity and the collateralized nature of certain securities. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and how those conditions apply to the Company’s portfolio. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium. The primary inputs into the internal pricing models are the constant default rate and the internally adjusted ABX Index spread. Additionally, a monthly comparison of the internally developed model prices to pricing vendor evaluations is performed and analyzed. The Company determined the use of internal models was more accurate for certain securities categorized as Level 3 primarily because the internally adjusted ABX Index spread is a better indication of fair value than spread assumptions used by external pricing models in illiquid markets. The internally adjusted ABX Index spread captures exposure to similar cash flows as the Company’s portfolio in a liquid and actively traded market and includes additional spread assumptions for potential illiquidity of the underlying collateral.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies or equity markets may cause the Company to experience volatility in net income.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amount of $13,840 and zero, are included in other liabilities at December 31, 2013 and 2012, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life, ranging from five to seven years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $50,134 and $48,280, are included in other assets at December 31, 2013 and 2012, respectively. The Company capitalized $14,640, $17,593 and $16,676 of internal use software development costs during the years ended December 31, 2013, 2012 and 2011, respectively.

Deferred acquisition costs and value of business acquired

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business or the acquisition of insurance or annuity contracts. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.
Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $14,296,153 and $13,808,516 at December 31, 2013 and 2012, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits without life contingencies in the amounts of $10,263,043 and $9,622,357 at December 31, 2013 and 2012, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,754,435 and $6,748,375 at December 31, 2013 and 2012, respectively. Participating business composes approximately 9% of the Company’s individual life insurance in-force at December 31, 2013 and 2012, and 32%, 20% and 19% of individual life insurance premium income for the years ended December 31, 2013, 2012 and 2011, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Policy benefit liability - unearned revenue liability

Unearned revenue liability relates to universal life and investment products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized over the life of the contracts in proportion to the emergence of gross profits, similar to DAC. Such amortization is recorded in fee income.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2. Restatement of the December 31, 2012 and 2011 Statements of Cash Flows

The accompanying statements of cash flows for the years ended December 31, 2012 and 2011 have been restated to reflect the following corrections of misstatements identified subsequent to the issuance of the December 31, 2012 audited financial statements:

•
During the fourth quarter of 2013, the Company recorded a cumulative out-of-period adjustment in connection with certain derivative instruments not qualifying for hedge accounting due to ineffectiveness. These derivative instruments were deemed to have a financing element at inception which should be classified as a financing activity instead of an operating activity within the statement of cash flows. As a result, net cash provided by operating activities was overstated by $68,824 and net cash provided by financing activities was understated by the same amount for the year ended December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

•
The Company purchases interests in limited partnerships in order to obtain low-income housing tax credits. It accounts for the low-income housing partnerships utilizing the effective yield method as prescribed in ASC 323-740 Investments - Equity Method and Joint Ventures - Income Taxes. The Company has previously classified the amortization of low-income housing partnerships under the effective yield method as proceeds from the sales, maturities and redemptions of investments within investing activities. In 2013 it was determined that the amortization of the low-income housing partnerships should have been classified as an adjustment to reconcile net income to net cash provided by operating activities. As a result of this misstatement, net cash provided by operating activities was understated by $39,621 and $43,070 for the years ended December 31, 2012 and 2011, respectively, and the cash provided by investing activities was overstated by the same amounts for the same periods. The Company believes the effects of this error are immaterial to the prior periods.

•
The Company holds certain forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments as the Company does not regularly accept delivery of such securities when issued. In certain limited circumstances, the Company will accept delivery of the securities from one broker and then immediately deliver the securities to another broker. In these limited circumstances, the Company recorded the purchase and sale of the securities as an equal and offsetting purchase and sale of investments in the net cash provided by investing activities. Because the Company did not hold the securities as an investment, the cash flows should be accounted for net within operating activities. As a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

result of this misstatement, both proceeds from sales, maturities and redemptions of investments and purchases of investments were overstated by $4,123,283 and $3,036,701 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.

The following table summarizes the effect of the adjustments the Company made to its financial statements:

	As previously reported	Adjustments	As restated
Statements of Cash Flows
2012
Amortization of low-income housing partnerships	$—	$39,621	$39,621
Other liabilities	31,380	(68,824)	(37,444)
Net cash provided by operating activities	123,306	(29,203)	94,103
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	8,432,248	(4,123,283)	4,308,965
Limited partnership interests, other corporation interests and other investments	52,151	(39,621)	12,530
Purchases of investments:
Fixed maturities, available-for-sale	(9,407,969)	4,123,283	(5,284,686)
Net cash used in investing activities	(1,218,077)	(39,621)	(1,257,698)
Proceeds from financial element derivatives	—	64,354	64,354
Payments for and interest (paid) received on financial element derivatives, net	—	4,470	4,470
Net cash provided by financing activities	1,098,565	68,824	1,167,389
2011
Amortization of low-income housing partnerships	-	43,070	43,070
Net cash provided by operating activities	522,726	43,070	565,796
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	5,373,914	(3,036,701)	2,337,213
Limited partnership interests, other corporation interests and other investments	58,872	(43,070)	15,802
Purchases of investments:
Fixed maturities, available-for-sale	(6,405,522)	3,036,701	(3,368,821)
Net cash used in investing activities	(1,204,377)	(43,070)	(1,247,447)

3. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). ASU No. 2011-11 provides for entities to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet (presented on a net basis), or subject to an enforceable master netting arrangement or similar arrangement. ASU No. 2011-11 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Company adopted the provisions of ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for balance sheet offsetting in Note 7. ASU No. 2011-11 was subsequently amended by ASU No. 2013-01.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

In January 2013, the FASB issued ASU No. 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU No. 2013-01”). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Company adopted the provisions of ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for balance sheet offsetting in Note 7.

In February 2013, the FASB issued ASU No. 2013-02 Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No. 2013-02”). ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income for each applicable component of net income on a prospective basis. ASU No. 2013-02 supersedes the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05 and ASU No. 2011-12. ASU No. 2013-02 was effective for fiscal years and interim periods within those years beginning after December 15, 2012. The Company adopted the provisions of ASU No. 2013-02 for its fiscal year beginning January 1, 2013. The adoption did not have an impact on the Company’s consolidated financial statements; see additional disclosures required for amounts reclassified out of accumulated other comprehensive income in Note 14.

Future adoption of new accounting pronouncements

In January 2014, the FASB issued ASU No. 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects. ASU No. 2014-01 permits reporting entities to make an accounting election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. A reporting entity that uses the effective yield method to account for its investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those pre-existing investments. The Company uses the effective yield method for its investments in qualified affordable housing projects. ASU 2014-01 is effective for public business entities for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014. The Company is currently evaluating the impact of this guidance on its financial statements.

4. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following related party amounts:

	Year ended December 31,
	2013	2012
Reinsurance receivable	$502,471	$533,446
Future policy benefits (1)	$1,887,182	$2,034,581

(1) Future policy benefits have been restated from $1,990,579 at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

Included in the consolidated statements of income are the following related party amounts:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Premium income, net of related party premiums ceded of $(30,114), $18,112, and $11,559 (1)(4)	$137,785	$85,873	$113,588
Life and other policy benefits, net of reinsurance recoveries of $(536), $12,562 and $468 (2)(5)	216,809	215,880	235,922
Increase (decrease) in future policy benefits (3)	(2,556)	(39,439)	(66,820)

(1) Premium income, net of related party premiums ceded has been restated from $96,439 and $129,072 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.
(2) Life and other policy benefits, net of reinsurance recoveries have been restated from $99,321 and $106,790 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.
(3) Increase (decrease) in future policy benefits has been restated from $70,554 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.
(4) Related party premiums ceded have been restated from $6,912 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.
(5) Reinsurance recoveries have been restated from $6,426 for the year ended December 31, 2011. The Company believes the effects of this error are immaterial to the prior period.

The Company provides certain administrative and operational services and investment services for The Great-West Life Assurance Company (“GWL”) and The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. Additionally, the Company receives payroll-related services from GWL. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2013	2012	2011
Investment management and administrative revenue included in fee income and net investment income	$7,073	$7,770	$7,492
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	1,971	1,698	3,629
Administrative and underwriting expense included in general insurance expense	(2,556)	(2,610)	—
Total	$6,488	$6,858	$11,121

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2013	2012
GWL&A Financial Inc.	On account	On demand	$23,396	$17,236
Great-West Lifeco U.S. Inc.	On account	On demand	64,786	62,350
Other related party receivables	On account	On demand	2,875	3,242
Total			$91,057	$82,828

The following table summarizes amounts due to parent and affiliates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

			December 31,
Related party	Indebtedness	Due date	2013	2012
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,418	$194,390
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2014	4,701	4,701
London Life Financial Corporation	On account	On demand	1,722	1,735
The Great-West Life Assurance Company	On account	On demand	1,514	2,568
The Canada Life Assurance Company	On account	On demand	6,038	7,653
Total			$541,793	$544,447

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,418 and 194,390 at December 31, 2013 and 2012, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.
(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2013 and 2012, and $37,163 for the year ended December 31, 2011. Included in other liabilities on the consolidated balance sheets at December 31, 2013 and 2012 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,173,000 and renews annually until it expires on December 31, 2027. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2013 and 2012 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $495,140 and $486,514 of funds withheld assets as of December 31, 2013 and 2012, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $20,876, $19,382 and $18,376, is included in net investment income for the years ended December 31, 2013 2012 and 2011, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Included in fee income on the consolidated

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

statements of income are $107,854, $84,137 and $69,172 of advisory, management and trustee fee income from these affiliated entities for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2013, 2012 and 2011, these purchases totaled $198,107, $131,593 and $112,117, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $333,074 and $289,730 at December 31, 2013 and 2012, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

Participating policyholders share in the financial results of the participating business in the form of policyholder dividends. The policyholder dividends can be distributed directly to the policyholders in the form of cash or through an increase in benefits such as paid-up additions. The participating policyholder earnings that cannot be distributed to the shareholder are not included in the Company’s condensed consolidated net income and are reflected in liabilities in undistributed earnings on participating business in the Company’s condensed consolidated balance sheets.

The Company recorded, at fair value, the following on January 1, 2013, in its condensed consolidated balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$4,781
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Total	$8,622	Total	$8,622

The Company recorded the following on January 1, 2013, in its condensed consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652
Increase (decrease) in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297
Participating policyholders' net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders' income	4,781
Provision for policyholders' share of earnings on participating business	4,781
Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios. As a result of that review on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821. As a result of that transaction, the Company recognized realized investment loss of $1,041.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

5. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

Fixed maturities:	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)

U.S. government direct obligations and U.S. agencies	$3,044,185	$43,827	$23,373	$3,064,639	$—
Obligations of U.S. states and their subdivisions	1,763,797	196,742	16,952	1,943,587	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities (2)	10,454,252	568,261	223,532	10,798,981	(2,553)
Asset-backed securities	1,553,510	131,277	29,150	1,655,637	(98,502)
Residential mortgage-backed securities	244,723	8,335	3,473	249,585	(129)
Commercial mortgage-backed securities	731,688	21,951	11,515	742,124	—
Collateralized debt obligations	12,587	14	213	12,388	—
Total fixed maturities	$17,807,359	$970,407	$308,222	$18,469,544	$(101,184)
(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $172,054 and estimated fair value of $143,644.

Fixed maturities:	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)

U.S. government direct obligations and U.S. agencies	$2,735,917	$101,568	$3,411	$2,834,074	$—
Obligations of U.S. states and their subdivisions	1,676,289	342,445	229	2,018,505	—
Corporate debt securities (2)	9,511,411	974,231	111,551	10,374,091	(2,293)
Asset-backed securities	1,795,122	120,471	54,454	1,861,139	(66,293)
Residential mortgage-backed securities	407,715	17,900	30	425,585	(240)
Commercial mortgage-backed securities	616,011	48,247	1,303	662,955	—
Collateralized debt obligations	13,751	14	1,770	11,995	—
Total fixed maturities	$16,756,216	$1,604,876	$172,748	$18,188,344	$(68,826)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.
(2) Includes perpetual debt investments with amortized cost of $226,069 and estimated fair value of $153,100.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
	Amortized cost	Estimated fair value
Maturing in one year or less	$602,136	$634,727
Maturing after one year through five years	3,146,981	3,404,667
Maturing after five years through ten years	3,936,775	4,146,699
Maturing after ten years	4,759,492	4,783,596
Mortgage-backed and asset-backed securities	5,361,975	5,499,855
	$17,807,359	$18,469,544

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year ended December 31,
	2013	2012	2011
Proceeds from sales (1)	$2,518,568	$2,697,809	$921,888
Gross realized gains from sales	71,758	113,984	104,893
Gross realized losses from sales	27,792	4,371	23,138

(1) Proceeds from sales have been restated from $6,821,062 and $3,958,589 for the years ended December 31, 2012 and 2011, respectively. The Company believes the effects of this error are immaterial to the prior periods.

Included in net investment income are unrealized gains (losses) of ($9,447), ($634) and $12,935 on held-for-trading fixed maturity investments still held at December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2013	December 31, 2012
Principal	$3,124,626	$2,866,411
Unamortized premium (discount) and fees, net	12,519	18,237
Mortgage provision allowance	(2,890)	(2,890)
Total mortgage loans	$3,134,255	$2,881,758

The average recorded investment of impaired mortgage loans was zero, $1,034 and $5,822 for the years ended December 31, 2013, 2012 and 2011, respectively.

The recorded investment of the mortgage loan portfolio categorized as performing was $3,137,145 and $2,884,648 as of December 31, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year ended December, 31
	2013	2012	2011
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$21,130	$16,300
Provision increases	273	1,067	4,830
Charge-off	(273)	(992)	-
Recovery	-	(75)	-
Provision decreases	-	(18,240)	-
Ending balance	$2,890	$2,890	$21,130
Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$21,130
Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,137,145	$2,884,648	$2,534,217
Individually evaluated for impairment	13,906	14,970	18,493
Collectively evaluated for impairment	3,123,239	2,869,678	2,515,724

Limited partnership and other corporation interests - At December 31, 2013 and 2012, the Company had $79,236 and $124,814, respectively, invested in limited partnership and other corporation interests. Included in limited partnership interests are investments in low-income housing partnerships that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $31,563 and $71,370 at December 31, 2013 and 2012, respectively.

Special deposits and securities lending - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,072 and $15,791 at December 31, 2013 and 2012, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $28,178 and $138,654 and estimated fair values of $27,166 and $138,297 were on loan under the program at December 31, 2013 and 2012, respectively. The Company received restricted cash of $18,534 and $142,022 and securities with a fair value of $9,424 and zero as collateral at December 31, 2013 and 2012, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

by class of investment:

Fixed maturities:	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,399,373	$23,156	$5,192	$217	$2,404,565	$23,373
Obligations of U.S. states and their subdivisions	214,979	16,713	837	239	215,816	16,952
Foreign government securities	2,603	14	—	—	2,603	14
Corporate debt securities	2,632,093	144,367	511,376	79,165	3,143,469	223,532
Asset-backed securities	305,377	12,763	305,740	16,387	611,117	29,150
Residential mortgage-backed securities	32,131	3,454	1,011	19	33,142	3,473
Commercial mortgage-backed securities	177,395	6,703	48,825	4,812	226,220	11,515
Collateralized debt obligations	—	—	12,356	213	12,356	213
Total fixed maturities	$5,763,951	$207,170	$885,337	$101,052	$6,649,288	$308,222
Total number of securities in an unrealized loss position		458		109		567

Fixed maturities:	December 31, 2012
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI

U.S. government direct obligations and U.S. agencies	$538,612	$3,270	$7,252	$141	$545,864	$3,411
Obligations of U.S. states and their subdivisions	25,679	229	—	—	25,679	229
Corporate debt securities	527,280	12,287	291,611	99,264	818,891	111,551
Asset-backed securities	30,810	97	647,715	54,357	678,525	54,454
Residential mortgage-backed securities	9,834	8	1,210	22	11,044	30
Commercial mortgage-backed securities	34,727	169	35,960	1,134	70,687	1,303
Collateralized debt obligations	—	—	11,963	1,770	11,963	1,770
Total fixed maturities	$1,166,942	$16,060	$995,711	$156,688	$2,162,653	$172,748
Total number of securities in an unrealized loss position		85		133		218

Fixed maturity investments - Total unrealized losses and OTTI increased by $135,474, or 78%, from December 31, 2012 to December 31, 2013. The increase in unrealized losses was in the less than twelve months category which increased by $191,110 from December 31, 2012 to December 31, 2013.

This increase was across most asset classes and was due to higher interest rates resulting in generally lower valuations of these fixed maturity securities. The number of securities with unrealized losses in the less than twelve months category increased from 85 at December 31, 2012 to 458 at December 31, 2013. The securities continue to be rated investment grade.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Total unrealized losses greater than twelve months decreased by $55,636 from December 31, 2012 to December 31, 2013. Corporate debt securities account for 78%, or $79,165, of the unrealized losses and OTTI greater than twelve months. Non-investment grade corporate securities account for $12,095 of unrealized losses and OTTI greater than twelve months and $10,276 of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have bank ratings of BBB+ or higher. The Company determined the majority of the unrealized losses on perpetual securities were due to widening credit spreads and low London Interbank Offered Rate (“LIBOR”) based coupon rates on the securities, which are not expected to compromise the issuers’ ability to service the investments. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 16% of the unrealized losses and OTTI greater than twelve months. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 8 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The Company recorded OTTI on fixed maturity investments as follows:

Fixed maturities:	Year ended December 31, 2013
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (1)	Total
	Credit related	Non-credit related	Non-credit related
Asset-backed securities	$3	$—	$—	$3
Residential mortgage-backed securities	170	—	(434)	(264)
Total fixed maturities	$173	$—	$(434)	$(261)

(1) Amounts are recognized in OCI in the period incurred.

Fixed maturities:	Year ended December 31, 2012
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)	Total
	Credit related (1)	Non-credit related	Non-credit related
Corporate debt securities	$254	$—	$—	$254
Asset-backed securities	4,429	—	(61)	4,368
Total fixed maturities	$4,683	$—	$(61)	$4,622

(1) All of the $4,429 in credit related OTTI is bifurcated credit loss recognized on two asset-backed fixed maturities.
(2) Amounts are recognized in OCI in the period incurred.

Fixed maturities:	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)	Total
	Credit related (1)	Non-credit related	Non-credit related
Corporate debt securities	$501	$—	$—	$501
Asset-backed securities	6,264	—	10,005	16,269
Total fixed maturities	$6,765	$—	$10,005	$16,770

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) All of the $6,264 in credit related OTTI is bifurcated credit loss recognized on one asset-backed fixed maturity.
(2) Amounts are recognized in OCI in the period incurred.

The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2013	2012	2011
Beginning balance	$167,788	$186,999	$181,611
Additions:
Initial impairments - credit loss on securities not previously impaired	—	4,429	6,264
Credit loss recognized on securities previously impaired	173	—	—
Reductions:
Due to sales, maturities, or payoffs during the period	—	(23,640)	(876)
Ending balance	$167,961	$167,788	$186,999

Net Investment Income

The following table summarizes net investment income

	Year ended December 31,
	2013	2012	2011
Investment income:
Fixed maturity and short-term investments	$766,367	$808,215	$821,582
Mortgage loans on real estate	147,944	138,411	117,796
Policy loans	206,718	213,300	218,663
Limited partnership interests	9,131	7,566	6,915
Net interest on funds withheld balances under reinsurance agreements, related party	20,876	19,382	18,376
Derivative instruments (1)	(44,610)	16,008	(11,613)
Other	3,321	5,222	3,113
	1,109,747	1,208,104	1,174,832
Investment expenses	(18,358)	(16,553)	(16,346)
Net investment income	$1,091,389	$1,191,551	$1,158,486
(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Realized investment gains (losses):
Fixed maturity and short-term investments	$37,312	$105,675	$78,637
Derivative instruments	(62,077)	(10,221)	(47,264)
Mortgage loans on real estate (1)	10,895	21,471	(4,633)
Other	(266)	(208)	(2,245)
Realized investment gains (losses)	$(14,136)	$116,717	$24,495

(1) Includes provision for mortgage impairments.

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

In 2012 and 2011, the realized gains (losses) on the provision for mortgage impairments, net of recoveries, was $17,248 and $(4,830), respectively. The 2012 and 2011, realized gains (losses) on mortgage loan activity not related to the provision was $4,223 and $197 and was included in Other. In the current year, all mortgage loan activity has been included in a single line item.

6. Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to master agreements and other contracts with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.
Certain derivative master agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value of derivative instruments with credit-risk-related contingent features that were in a net liability position was $167,743 and $55,875 as of December 31, 2013 and 2012, respectively. The Company had pledged collateral related to these derivatives of $143,540 and $43,360 as of December 31, 2013 and 2012, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2013 the fair value of assets that could be required to settle the derivatives in a net liability position was $24,203.

At December 31, 2013 and 2012, the Company had pledged $143,710 and $54,400, respectively, of unrestricted cash collateral to counterparties in the normal course of business.

At December 31, 2013, the Company estimated $7,841 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected. The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in guaranteed minimum withdrawal benefit liabilities.

Other contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. These transactions are disclosed as Other forward contracts.

The following tables summarize derivative financial instruments:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$13,829	$13,829	$—
Cross-currency swaps	102,545	(7,843)	—	7,843
Total cash flow hedges	286,745	5,986	13,829	7,843
Fair value hedges:
Interest rate swaps	78,000	4,951	5,098	147
Total fair value hedges	78,000	4,951	5,098	147
Total derivatives designated as hedges	364,745	10,937	18,927	7,990
Derivatives not designated as hedges:
Interest rate swaps	55,600	(2,038)	1,454	3,492
Futures on equity indices	3,483	—	—	—
Interest rate futures	16,233	—	—	—
Interest rate swaptions	494,774	1,176	1,176	—
Cross-currency swaps	557,676	(154,340)	1,921	156,261
Total derivatives not designated as hedges	1,127,766	(155,202)	4,551	159,753
Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,492,511	$(144,265)	$23,478	$167,743

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

	December 31, 2012
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$26,113	$26,113	$—
Cross-currency swaps	424,248	(81,109)	4,643	85,752
Total cash flow hedges	608,448	(54,996)	30,756	85,752
Fair value hedges:
Interest rate swaps	183,776	(1,391)	258	1,649
Total fair value hedges	183,776	(1,391)	258	1,649
Total derivatives designated as hedges	792,224	(56,387)	31,014	87,401
Derivatives not designated as hedges:
Interest rate swaps	29,264	305	1,062	757
Futures on equity indices	3,133	—	—	—
Interest rate futures	80,550	—	—	—
Interest rate swaptions	688,674	342	342	—
Total derivatives not designated as hedges	801,621	647	1,404	757
Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,593,845	$(55,740)	$32,418	$88,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received.

The Company had 46 and 75 swap transactions with an average notional amount of $3,175 and $8,685 during the years ended December 31, 2013 and 2012, respectively. During the years ended December 31, 2013 and 2012, the Company had 17 and 23 cross-currency swap transactions with an average notional amount of $13,881 and $12,710, respectively. The Company had 695 and 931 futures transactions with an average number of contracts per transaction of 9 and 11 during the years ended December 31, 2013 and 2012, respectively. The Company had 52 and 46 swaption transactions with an average notional amount of $5,040 and $5,528 during the years ended December 31, 2013 and 2012, respectively. The Company had 986 forward settling TBA security transactions with an average notional amount of $47,566 during the year ended December 31, 2013.

Significant changes in the derivative notional amount during the year ended December 31, 2013 were primarily due to the following:

◦
The net decrease of $337,307 in interest rate swaps, interest rate swaptions and futures was primarily due to (i) a change in the Company’s interest rate risk hedging strategy and (ii) the closing of fair value hedges associated with the concurrent sales of certain fixed rate maturity investments.

◦	The increase of $235,973 in cross-currency swaps was due to additional swaps opened to hedge newly purchased assets denominated in British pounds and Euros.

The Company recognized total derivative gains (losses) in net investment income of ($44,929), $12,567 and ($15,428) for the years ended December 31, 2013, 2012 and 2011, respectively. The Company recognized net investment gains (losses) on closed derivative positions of ($65,019), ($10,221) and ($38,794) for the years ended December 31, 2013, 2012 and 2011, respectively. The preceding amounts are shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statement of income reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)

	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2013	2012	2011	2013	2012	2011		2013	2012	2011
Cash flow hedges:
Interest rate swaps	$(12,285)	$5,220	$21,322	$5,067	$2,856	$2,820	(A)	$—	$—	$9	(A)
Cross-currency swaps	15,387	(24,101)	1,123	—	—	—		—	—	—
Interest rate futures	—	—	—	63	63	43	(A)	—	—	(92)	(A)
Interest rate futures	—	—	(1,431)	—	—	—		—	—	6	(B)
Total cash flow hedges	$3,102	$(18,881)	$21,014	$5,130	$2,919	$2,863		$—	$—	$(77)

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income

	Year ended December 31,				Year ended December 31,
	2013	2012	2011		2013	2012	2011
Fair value hedges:
Interest rate swaps	$6,342	$(380)	$(1,011)	(A)	$—	$—	$—
Interest rate swaps	1,909	—	—	(B)	—	—	—
Interest rate futures	—	—	(285)	(A)	—	—	—
Interest rate futures	—	—	(8,311)	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		(5,308)	380	1,011	(A)
Items hedged in interest rate swaps	—	—	—		(2,943)	—	—	(B)
Items hedged in interest rate futures	—	—	—		—	—	(2,002)	(A)
Items hedged in interest rate futures	—	—	—		—	—	8,470	(B)
Total fair value hedges (1)	$8,251	$(380)	$(9,607)		$(8,251)	$380	$7,479

(1) Hedge ineffectiveness of zero, zero and ($2,128) was recognized during the years ended December 31, 2013, 2012 and 2011, respectively.
(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income
	Year ended December 31,
	2013		2012		2011
Derivatives not designated as hedging instruments:
Futures on equity indices	(97)	(A)	2	(A)	(32)	(A)
Futures on equity indices	(3,396)	(B)	(774)	(B)	373	(B)
Interest rate swaps	(3,668)	(A)	8,620	(A)	(12,351)	(A)
Interest rate swaps	(622)	(B)	(4,979)	(B)	(38,377)	(B)
Interest rate futures	(458)	(A)	164	(A)	260	(A)
Interest rate futures	303	(B)	(2,641)	(B)	(251)	(B)
Interest rate swaptions	3,241	(A)	862	(A)	(3,798)	(A)
Interest rate swaptions	(2,828)	(B)	(1,827)	(B)	(704)	(B)
Other forward contracts	(57,442)	(B)	-	(B)	-	(B)
Cross-currency swaps	(50,111)	(A)	-	(A)	-	(A)

Total derivatives not designated as hedging instruments	$(115,078)		$(573)		$(54,880)

(A) Net investment income.
(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

7. Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by International Swaps and Derivatives Association (“ISDA”) Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s ISDA Master Agreements generally include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2013
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$25,250	$(25,023)	$—	$227
Derivative instruments (liabilities) (3)	171,387	(25,023)	(143,540)	2,824

	December 31, 2012
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$26,647	$(26,647)	$—	$—
Derivative instruments (liabilities) (3)	87,093	(26,647)	(54,400)	6,046

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.
(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets and includes income and expense accruals.
(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets and includes income and expense accruals.

8. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,064,639	$—	$3,064,639
Obligations of U.S. states and their subdivisions	—	1,943,587	—	1,943,587
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	10,792,329	6,652	10,798,981
Asset-backed securities	—	1,402,679	252,958	1,655,637
Residential mortgage-backed securities	—	249,585	—	249,585
Commercial mortgage-backed securities	—	742,124	—	742,124
Collateralized debt obligations	—	12,356	32	12,388
Total fixed maturities available-for-sale	—	18,209,902	259,642	18,469,544
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	236,000	—	236,000
Corporate debt securities	—	58,171	—	58,171
Asset-backed securities	—	40,858	—	40,858
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	336,055	—	336,055
Short-term investments available-for-sale lending agreements	254,378	39,909	—	294,287

Collateral under securities lending agreements	18,534	—	—	18,534
Collateral under derivative counterparty collateral agreements	143,710	—	—	143,710
Derivative instruments designated as hedges:
Interest rate swaps	—	18,927	—	18,927
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,454	—	1,454
Interest rate swaptions	—	1,176	—	1,176
Cross-currency swaps	—	1,921	—	1,921
Total derivative instruments	—	23,478	—	23,478
Separate account assets	14,861,680	11,769,224	—	26,630,904
Total assets	$15,278,302	$30,378,568	$259,642	$45,916,512
Liabilities
Payable under securities lending agreements	$18,534	$—	$—	$18,534
Derivative instruments designated as hedges:
Interest rate swaps	—	147	—	147
Cross-currency swaps	—	7,843	—	7,843
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,492	—	3,492
Cross-currency swaps	—	156,261	—	156,261
Total derivative instruments	—	167,743	—	167,743
Separate account liabilities (1)	2	166,325	—	166,327
Total liabilities	$18,536	$334,068	$—	$352,604

(1)	Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2012
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$2,834,074	$—	$2,834,074
Obligations of U.S. states and their subdivisions	—	2,018,505	—	2,018,505
Corporate debt securities	—	10,372,269	1,822	10,374,091
Asset-backed securities	—	1,595,601	265,538	1,861,139
Residential mortgage-backed securities	—	425,585	—	425,585
Commercial mortgage-backed securities	—	662,955	—	662,955
Collateralized debt obligations	—	11,963	32	11,995
Total fixed maturities available-for-sale	—	17,920,952	267,392	18,188,344
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	263,634	—	263,634
Corporate debt securities	—	61,336	—	61,336
Asset-backed securities	—	42,630	—	42,630
Total fixed maturities held for trading	—	367,600	—	367,600
Short-term investments available-for-sale	19,459	246,873	—	266,332
Collateral under securities lending agreements	142,022	—	—	142,022
Collateral under derivative counterparty collateral agreements	54,400	—	—	54,400
Derivative instruments designated as hedges:
Interest rate swaps	—	26,371	—	26,371
Cross-currency swaps	—	4,643	—	4,643
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,062	—	1,062
Interest rate swaptions	—	342	—	342
Total derivative instruments	—	32,418	—	32,418
Separate account assets	12,171,024	12,434,502	—	24,605,526
Total assets	$12,386,905	$31,002,345	$267,392	$43,656,642
Liabilities
Payable under securities lending agreements	$142,022	$—	$—	$142,022
Derivative instruments designated as hedges:
Interest rate swaps	—	1,649	—	1,649
Cross-currency swaps	—	85,752	—	85,752
Derivative instruments not designated as hedges:
Interest rate swaps	—	757	—	757
Total derivative instruments	—	88,158	—	88,158
Separate account liabilities (1)	14	352,653	—	352,667
Total liabilities	$142,036	$440,811	$—	$582,847

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, such as for private fixed maturity investments, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
Balance, January 1, 2013	$1,822	$265,538	$32	$267,392
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832
Balance, December 31, 2013	$6,652	$252,958	$32	$259,642
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2012	$36,496	$279,021	$22	$2,118	$317,657
Realized and unrealized gains (losses) included in:
Net income	(66)	—	—	(3,692)	(3,758)
Other comprehensive income (loss)	102	33,346	11	3,604	37,063
Sales	(1,598)	—	—	(1,997)	(3,595)
Settlements	(874)	(41,809)	(1)	(33)	(42,717)
Transfers out of Level 3 (1)	(32,238)	(5,020)	—	—	(37,258)
Balance, December 31, 2012	$1,822	$265,538	$32	$—	$267,392
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2012	$—	$—	$—	$—	$—
(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	—	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	—	—	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	—	(158)	(48,924)
Transfers into Level 3 (1)	7,333	—	—	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	—	—	(1,852)	(4,231)
Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$—	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Assets:
Fixed maturities available-for-sale:
Asset-backed securities(1)	$252,902	Internal model pricing	Prepayment speed assumption	9
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	455
(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 327 to 647 basis points. The constant default rate assumption ranged from 2.0 to 12.9.

	December 31, 2012
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities(1)	$265,470	Internal model pricing	Prepayment speed assumption	5
			Constant default rate assumption	5
			Adjusted ABX Index spread assumption (2)	655
(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2012, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 384 to 918 basis points. The constant default rate assumption ranged from 1.2 to 7.9.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption decreases, the price and therefore, the fair value, of the securities increases.

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013		December 31, 2012
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$3,134,255	$3,197,292	$2,881,758	$3,114,796
Policy loans	4,185,472	4,185,472	4,260,200	4,260,200
Limited partnership interests	44,551	42,433	46,707	43,954
Other investments	16,643	42,814	18,890	45,050
Liabilities
Annuity contract benefits without life contingencies	$10,263,043	$9,986,464	$9,622,357	$9,731,734
Policyholders' funds	345,689	345,689	374,821	374,821
Commercial paper	98,990	98,990	97,987	97,987
Notes payable	532,519	541,918	532,491	563,860

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value. The estimated fair value was classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minor ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years. The estimated fair value was classified as Level 3.

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value was classified as Level 2.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value was classified as Level 2.

Notes payable

The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value was classified as Level 2.

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013 and 2012, the reinsurance receivables had carrying values in the amounts of $588,533 and $638,797, respectively. Included in these amounts are $502,471 and $533,446 at December 31, 2013 and 2012, respectively, associated with reinsurance agreements with related parties. At December 31, 2013 and 2012, 85% and 83%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$51,660,487	$40,520,417	$92,180,904
Reinsurance ceded	(9,512,583)	—	(9,512,583)
Reinsurance assumed	66,209,732	—	66,209,732
Net	$108,357,636	$40,520,417	$148,878,053

Percentage of amount assumed to net	61%	0%	44%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419
Net	$460,181	$3,912	$464,093

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2012:

	Individual	Group	Total
Written and earned direct	$51,324,176	$38,587,771	$89,911,947
Reinsurance ceded (1)	(9,719,234)	—	(9,719,234)
Reinsurance assumed (2)	71,161,149	—	71,161,149
Net	$112,766,091	$38,587,771	$151,353,862

Percentage of amount assumed to net	63%	0%	48%
(1) Reinsurance ceded has been restated from $(11,138,163) at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.
(2) Reinsurance assumed has been restated from $72,580,078 at December 31, 2012. The Company believes the effects of this error are immaterial to the prior period.

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$323,236	$3,712	$326,948
Reinsurance ceded	(53,950)	3,648	(50,302)
Reinsurance assumed	145,507	—	145,507
Net	$414,793	$7,360	$422,153

The following table summarizes total premium income for the year ended December 31, 2011:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	—	166,557
Net	$521,322	$1,894	$523,216

Reinsurance recoveries for life and other policy benefits were $34,716, $46,492 and $36,876 for the years ended December 31, 2013, 2012, and 2011, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

10.    Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balance, January 1, 2011	$158,526	$46,405	$204,931
Capitalized additions	57,108	—	57,108
Amortization and writedowns	(25,184)	(3,636)	(28,820)
Unrealized investment (gains) losses	(12,669)	(717)	(13,386)
Balance, December 31, 2011	177,781	42,052	219,833
Capitalized additions	94,826	—	94,826
Amortization and writedowns	(51,434)	(9,045)	(60,479)
Unrealized investment (gains) losses	(48,757)	(962)	(49,719)
Balance, December 31, 2012	172,416	32,045	204,461
Correction to Balance, January 1, 2013 (1)	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928
Balance, December 31, 2013	$314,071	$29,217	$343,288

(1) The January 1, 2013 DAC balance has been restated. During 2013, management reviewed its practices related to the accounting for certain fees paid by customers at the onset of an insurance contract and the related acquisition costs incurred by the Company on the sale of the insurance contract in the Company’s executive benefits market. Management concluded that the fees paid by the customers should be deferred as unearned revenue liability and the acquisition costs should be deferred as DAC in the consolidated balance sheet. The Company has previously accounted for the fees paid by customers as a reduction of the DAC in the consolidated balance sheet. The misstatement was corrected by an opening adjustment to DAC on January 1, 2013. The Company believes the effects of this error are immaterial to the prior period.

The estimated future amortization of VOBA for the years ended December 31, 2014 through December 31, 2018 is approximately $3,900 per annum.

11.     Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2013 and 2012 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment:

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(21,159)	$15,155

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(18,065)	$18,249

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Amortization expense for other intangible assets included in general insurance expenses was $3,094, $3,606 and $3,787 for the years ended December 31, 2013, 2012 and 2011, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2013.
The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2014 through December 31, 2018 is approximately $2,400 per annum.

12.    Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2013	2012
Face value	$98,990	$97,987
Carrying value	98,990	97,987
Effective interest rate	0.2% - 0.3%	0.3% - 0.4%
Maturity range (days)	2 - 22	3 - 74

13.    Stockholder’s Equity and Dividend Restrictions

At December 31, 2013 and 2012, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2013 and 2012.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2013	2012	2011		2013	2012
Net income	$175,292	$147,741	$155,998	Capital and surplus	$1,200,609	$1,109,498

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2013.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2013, 2012 and 2011, the Company paid dividends in the amounts of $102,436, $184,401 and $206,353, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2013 were $1,200,609 and $218,016, respectively. Based on the as filed amounts, the Company may pay up to $218,016 of dividends during the year ended December 31, 2014 without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

14.    Other Comprehensive Income

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year ended December 31, 2013
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)
Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)
Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

	Year ended December 31, 2012
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2012	$646,805	$41,003	$(139,655)	$(78,171)	$469,982
Other comprehensive income (loss) before reclassifications	347,118	(12,273)	(54,492)	(50,771)	229,582
Amounts reclassified from AOCI	(66,245)	(3,768)	—	6,148	(63,865)
Net current period other comprehensive income (loss)	280,873	(16,041)	(54,492)	(44,623)	165,717
Balances, December 31, 2012	$927,678	$24,962	$(194,147)	$(122,794)	$635,699

	Year ended December 31, 2011
	Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	Unrealized holding gains (losses) arising on cash flow hedged	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2011	$360,570	$29,205	$(74,514)	$(45,953)	$269,308
Other comprehensive income (loss) before reclassifications	332,581	13,659	(65,141)	(34,978)	246,121
Amounts reclassified from AOCI	(46,346)	(1,861)	—	2,760	(45,447)
Net current period other comprehensive income (loss)	286,235	11,798	(65,141)	(32,218)	200,674
Balances, December 31, 2011	$646,805	$41,003	$(139,655)	$(78,171)	$469,982

The following tables present the composition of other comprehensive income (loss):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses) arising during the period on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses realized in net income	(42,982)	15,044	(27,938)
Net unrealized gains (losses)	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147
Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008
Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

	Year ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$534,028	$(186,910)	$347,118
Unrealized holding gains (losses) arising during the period on cash flow hedges	(18,881)	6,608	(12,273)
Reclassification adjustment for (gains) losses realized in net income	(107,713)	37,700	(70,013)
Net unrealized gains (losses)	407,434	(142,602)	264,832
Future policy benefits, DAC and VOBA adjustments	(83,835)	29,343	(54,492)
Net unrealized gains (losses)	323,599	(113,259)	210,340
Employee benefit plan adjustment	(68,650)	24,027	(44,623)
Other comprehensive income (loss)	$254,949	$(89,232)	$165,717

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the period on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Unrealized holding gains (losses) arising during the period on cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for (gains) losses realized in net income	(74,165)	25,958	(48,207)
Net unrealized gains (losses)	458,512	(160,479)	298,033
Future policy benefits, DAC and VOBA adjustments	(100,216)	35,075	(65,141)
Net unrealized gains (losses)	358,296	(125,404)	232,892
Employee benefit plan adjustment	(49,566)	17,348	(32,218)
Other comprehensive income (loss)	$308,730	$(108,056)	$200,674

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)		Affected line item in the statement where net income is presented
Unrealized (gains) losses arising on fixed maturities available-for-sale	$(40,734)		Other realized investment gains, net
	(40,734)		Total before tax
	(14,257)		Tax expense or benefit
	$(26,477)		Net of tax

Unrealized (gains) losses arising on cash flow hedges	$(2,248)		Net investment income
	(2,248)		Total before tax
	(787)		Tax expense or benefit
	$(1,461)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(666)	(1)
Actuarial gains/(losses)	16,952	(1)
	$16,286		Total before tax
	5,700		Tax expense or benefit
	10,586		Net of tax

Total reclassification for the period	$(17,352)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 16 for additional details).

15. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year ended December 31,
	2013	2012	2011
Compensation	$359,280	$335,212	$303,514
Commissions	184,238	180,529	156,461
Other	106,829	80,908	106,718
Total general insurance expenses	$650,347	$596,649	$566,693

16. Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its Balance Sheet and Statements of Income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company will continue to account for the corresponding plan obligations on its Balance Sheet and Statements of Income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Change in projected benefit obligation:
Benefit obligation, January 1	$500,603	$401,134	$13,462	$11,725	$69,229	$61,358	$583,294	$474,217
Service cost	5,527	4,350	947	817	1,002	991	7,476	6,158
Interest cost	20,897	20,945	512	569	2,548	2,912	23,957	24,426
Actuarial (gain) loss	(57,051)	87,117	(3,221)	974	(6,791)	6,760	(67,063)	94,851
Regular benefits paid	(13,574)	(12,943)	(619)	(623)	(3,683)	(2,792)	(17,876)	(16,358)
Benefit obligation, December 31	$456,402	$500,603	$11,081	$13,462	$62,305	$69,229	$529,788	$583,294
Accumulated benefit obligation	$440,666	$491,712	$11,081	$13,462	$54,195	$58,135	$505,942	$563,309

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Change in plan assets:
Value of plan assets, January 1	$336,534	$293,336	$—	$—	$—	$—	$336,534	$293,336
Actual return on plan assets	62,701	38,541	—	—	—	—	62,701	38,541
Employer contributions	18,674	17,600	619	623	3,683	2,792	22,976	21,015
Benefits paid	(13,574)	(12,943)	(619)	(623)	(3,683)	(2,792)	(17,876)	(16,358)
Value of plan assets, December 31	$404,335	$336,534	$—	$—	$—	$—	$404,335	$336,534

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	December 31,		December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Under funded status at December 31	$(52,067)	$(164,069)	$(11,081)	$(13,462)	$(62,305)	$(69,229)	$(125,453)	$(246,760)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	December 31,		December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Amounts recognized in consolidated balance sheets:
Other liabilities	$(52,067)	$(164,069)	$(11,081)	$(13,462)	$(62,305)	$(69,229)	$(125,453)	$(246,760)
Accumulated other comprehensive income (loss)	(69,564)	(180,869)	13,885	12,662	(11,687)	(20,710)	(67,366)	(188,917)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2013:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(69,500)	$(45,175)	$9,043	$5,878	$(7,619)	$(4,952)	$(68,076)	$(44,249)
Net prior service (cost) credit	(64)	(42)	4,842	3,147	(4,068)	(2,642)	710	463
	$(69,564)	$(45,217)	$13,885	$9,025	$(11,687)	$(7,594)	$(67,366)	$(43,786)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2014:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(2,579)	$(1,676)	$520	$338	$(369)	$(240)	$(2,428)	$(1,578)
Prior service (cost) credit	(51)	(33)	1,706	1,109	(933)	(606)	722	470
	$(2,630)	$(1,709)	$2,226	$1,447	$(1,302)	$(846)	$(1,706)	$(1,108)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2014	$14,442	$640	$3,450
2015	15,217	626	4,858
2016	16,574	568	3,305
2017	17,683	573	18,700
2018	19,264	571	2,806
2019 through 2023	122,349	3,320	14,486

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined benefit pension plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic cost:
Service cost	$5,527	$4,350	$3,935
Interest cost	20,897	20,945	20,286
Expected return on plan assets	(24,499)	(21,797)	(21,093)
Amortization of transition obligation	—	—	(1,388)
Amortization of unrecognized prior service cost	51	51	51
Amortization of loss from earlier periods	16,001	9,941	5,115
Net periodic cost	$17,977	$13,490	$6,906

	Post-retirement medical plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic benefit:
Service cost	$947	$817	$622
Interest cost	512	569	585
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(348)	(455)	(611)
Net periodic benefit	$(539)	$(719)	$(1,054)

	Supplemental executive retirement plan
	Year Ended December 31,
	2013	2012	2011
Components of net periodic cost:
Service cost	$1,002	$991	$916
Interest cost	2,548	2,912	3,136
Amortization of unrecognized prior service cost	933	934	2,584
Amortization of loss from earlier periods	1,299	637	145
Net periodic cost	$5,782	$5,474	$6,781

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined benefit pension plan
	December 31,
	2013	2012
Discount rate	5.11%	4.19%
Rate of compensation increase	4.47%	3.14%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Post-retirement medical plan
	December 31,
	2013	2012
Discount rate	4.83%	3.74%
Initial health care cost trend	7.00%	7.50%
Ultimate health care cost trend	5.00%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	December 31,
	2013	2012
Discount rate	4.61%	3.79%
Rate of compensation increase	4.00%	4.00%

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Defined benefit pension plan
	Year Ended December 31,
	2013	2012
Discount rate	4.19%	5.23%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	Year Ended December 31,
	2013	2012
Discount rate	3.74%	4.70%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2018

	Supplemental executive retirement plan
	Year Ended December 31,
	2013	2012
Discount rate	3.79%	4.87%
Rate of compensation increase	4.00%	5.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$219	$(186)
Increase (decrease) on post-retirement benefit obligation	1,401	(1,199)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2013	2012
Equity securities	63%	56%
Debt securities	34%	41%
Other	3%	3%
Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$82,440	$—	$82,440
Midcap index funds	—	82,674	—	82,674
World equity index funds	—	8,186	—	8,186
U.S. equity market funds	—	83,209	—	83,209
Total common collective trust funds	—	256,509	—	256,509

Fixed maturity investments:
U.S. government direct obligations and agencies	—	19,088	—	19,088
Obligations of U.S. states and their municipalities	—	14,973	—	14,973
Corporate debt securities	—	91,860	—	91,860
Asset-backed securities	—	7,902	—	7,902
Commercial mortgage-backed securities	—	2,647	—	2,647
Total fixed maturity investments	—	136,470	—	136,470

Preferred stock	700	—	—	700
Limited partnership investments	—	—	7,557	7,557
Money market funds	3,099	—	—	3,099
Total defined benefit plan assets	$3,799	$392,979	$7,557	$404,335

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$60,601	$—	$60,601
Midcap index funds	—	60,289	—	60,289
World equity index funds	—	6,798	—	6,798
U.S. equity market funds	—	60,723	—	60,723
Total common collective trust funds	—	188,411	—	188,411

Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,907	—	9,907
Obligations of U.S. states and their municipalities	—	16,899	—	16,899
Corporate debt securities	—	100,142	—	100,142
Asset-backed securities	—	8,386	—	8,386
Commercial mortgage-backed securities	—	2,961	—	2,961
Total fixed maturity investments	—	138,295	—	138,295

Preferred stock	134	—	—	134
Limited partnership investments	—	—	6,485	6,485
Money market funds	3,209	—	—	3,209
Total defined benefit plan assets	$3,343	$326,706	$6,485	$336,534

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Limited partnership interest

	Year Ended December 31,
	2013	2012
Balance, January 1	$6,485	$7,116
Actual return on plan assets	853	—
Purchases	630	61
Issuances	(411)	(692)
Balance, December 31	$7,557	$6,485

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2014:

December 31, 2014
Equity securities	25% - 80%
Debt securities	25% - 75%
Other	0% - 30%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2014. The Company expects to make payments of approximately $640 with respect to its Post-Retirement Medical Plan and $3,450 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2014. The Company expects to make a contribution of $13,525 to its Defined Benefit Pension Plan during the year ended December 31, 2014.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $11,240 and $12,430 at December 31, 2013 and 2012, respectively. The participant deferrals earned interest at the average rates of 6.53% and 7.17% during the years ended December 31, 2013 and 2012, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 5.13% to 7.91% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $14,536 and $12,239 at December 31, 2013 and 2012, respectively.

17. Income Taxes

The provision for income taxes is comprised of the following:

	Year ended December 31,
	2013	2012	2011
Current	$82,878	$89,934	$70,201
Deferred	(24,087)	45,371	23,617
Total income tax provision	$58,791	$135,305	$93,818

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31,
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(4.6)%	(2.3)%	(2.7)%
Tax credits	(2.0)%	(1.3)%	(2.1)%
State income taxes, net of federal benefit	3.3%	1.2%	0.7%
Income tax contingency provisions	(0.4)%	—%	2.0%
Other, net	—%	3.6%	(1.2)%
Effective federal income tax rate	31.3%	36.2%	31.7%

A reconciliation of unrecognized tax benefits is as follows:

	Year ended December 31,
	2013	2012	2011
Balance, beginning of year	$25,850	$32,123	$35,256
Additions to tax positions in the current year	—	6,230	6,557
Reductions to tax positions in the current year	—	—	(420)
Additions to tax positions in the prior year	1,497	420	4,785
Reductions to tax positions in the prior year	(180)	(10,219)	(9,858)
Reductions to tax positions from statutes expiring	(6,013)	(2,704)	(4,197)
Balance, end of year	$21,154	$25,850	$32,123

Included in the unrecognized tax benefits of $21,154 at December 31, 2013 was $3,262 of tax benefits that, if recognized, would impact the annual effective tax rate. The Company anticipates additional increases in its unrecognized tax benefits of $3,000 to $4,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $(286), $208 and $2,629 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2013, 2012 and 2011, respectively. The Company had approximately $4,126 and $4,412 accrued for the payment of interest and penalties at December 31, 2013 and 2012, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2009 and prior. Tax years 2010, 2011 and 2012 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31,
	2013		2012
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$—	$253,738	$—	$218,303
Deferred acquisition costs	1,008	—	46,832	—
Investment assets	—	203,363	—	496,096
Policyholder dividends	11,479	—	11,586	—
Net operating loss carryforward	172,414	—	180,448	—
Pension plan accrued benefit liability	53,937	—	98,981	—
Goodwill	—	25,563	—	24,045
Experience rated refunds	5,509	—	10,908	—
Tax credits	131,052	—	106,552	—
Other	416	—	—	5,858
Total deferred taxes	$375,815	$482,664	$455,307	$744,302

Amounts presented for investment assets above include $(209,434) and $(410,044) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2013 and 2012, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2013, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$100,433
2021	113,002
2022	136,796
2023	81,693
2028	9,327
Total	$441,251

During 2013 and 2012, the Company generated $25,013 and $30,965 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2013, the total credit carryforward for Low Income Housing is $123,865. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2013 and 2012 is $65,186 and $4,353, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2013 and 2012 is $7,736 and $12,585, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

18. Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information:

	Year ended December 31, 2013
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)
Total revenues	1,162,944	842,292	161,709	2,166,945
Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321
Total benefits and expenses	1,063,237	734,324	181,851	1,979,412
Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense (benefit)	34,265	33,240	(8,714)	58,791
Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	December 31, 2013
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,563,978	$10,370,421	$1,582,024	$26,516,423
Other assets	1,179,332	839,755	128,106	2,147,193
Separate account assets	6,321,135	20,309,769	—	26,630,904
Assets of continuing operations	$22,064,445	$31,519,945	$1,710,130	55,294,520
Assets of discontinued operations				29,007
Total assets				$55,323,527

	Year ended December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$314,350	$3,670	$104,133	$422,153
Fee income	74,985	456,052	4,786	535,823
Net investment income	729,885	414,114	47,552	1,191,551
Realized investments gains (losses), net	55,959	60,726	32	116,717
Total revenues	1,175,179	934,562	156,503	2,266,244
Benefits and expenses:
Policyholder benefits	882,726	204,296	111,288	1,198,310
Operating expenses	136,895	492,427	65,193	694,515
Total benefits and expenses	1,019,621	696,723	176,481	1,892,825
Income (loss) before income taxes	155,558	237,839	(19,978)	373,419
Income tax expense (benefit)	50,869	78,150	6,286	135,305
Net income (loss)	$104,689	$159,689	$(26,264)	$238,114

	December 31, 2012
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$14,797,517	$9,761,036	$1,551,823	$26,110,376
Other assets	1,172,932	773,712	123,006	2,069,650
Separate account assets	6,363,214	18,242,312	—	24,605,526
Assets of continuing operations	$22,333,663	$28,777,060	$1,674,829	52,785,552
Assets of discontinued operations				33,053
Total assets				$52,818,605

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Realized investments gains (losses), net	20,533	3,311	651	24,495
Total revenues	1,196,171	820,898	175,923	2,192,992
Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	109,005	435,149	88,821	632,975
Total benefits and expenses	1,046,890	657,791	192,256	1,896,937
Income (loss) before income taxes	149,281	163,107	(16,333)	296,055
Income tax expense (benefit)	49,221	50,869	(6,272)	93,818
Net income (loss)	$100,060	$112,238	$(10,061)	$202,237

19. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.
Liability Awards
The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.
If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the twenty trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three-year performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.
Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.
Compensation Expense Related to Stock-Based Compensation

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

The compensation expense related to stock-based compensation was as follows:

	Year Ended December 31,
	2013	2012	2011
Lifeco Stock Plan	$2,579	$2,314	$1,786
Performance Share Unit Plan	6,860	3,658	1,161
Total compensation expense	$9,439	$5,972	$2,947
Income tax benefits	$2,732	$1,729	$752

The following table presents the total unrecognized compensation expense related to stock-based compensation at December 31, 2013 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$3,058	1.7
Performance Share Unit Plan	5,482	1.3

Equity Award Activity

During the year ended December 31, 2013, Lifeco granted 591,400 stock options to employees of the Company. These stock options vest over five-year periods ending in March 2018. Compensation expense of $2,697 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term(Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2013	3,282,160	$28.42
Granted	591,400	25.51
Exercised	(426,260)	26.01
Cancelled and Expired	(69,080)	25.45
Outstanding, December 31, 2013	3,378,220	26.49	6.3	$16,180

Vested and expected to vest, December 31, 2013	3,367,096	$26.49	6.3	$16,121

Exercisable, December 31, 2013	1,543,513	$27.9	4.8	$5,626

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2013 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31,
	2013	2012	2011
Weighted average fair value of options granted	$4.56	$3.47	$4.49
Intrinsic value of options exercised (1)	1,437	1,397	1,197
Fair value of options vested	1,843	1,740	1,541

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions

	Year Ended December 31,
	2013	2012	2011
Dividend yield	4.53%	5.31%	4.59%
Expected volatility	26.73%	25.65%	25.22%
Risk free interest rate	1.38%	1.52%	2.62%
Expected duration (years)	6.0	6.0	5.5

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, December 31, 2012	375,308
Granted	184,314
Forfeited	(4,184)
Outstanding, December 31, 2013	555,438

Vested and expected to vest, December 31, 2013	555,438

20. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	—	—	—	528,400	528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	864,038	1,049,193
Investment purchase obligations (3)	196,933	—	—	—	196,933
Operating leases (4)	5,361	7,221	3,765	4,555	20,902
Other liabilities (5)	45,819	58,308	58,250	52,506	214,883
Total	$285,144	$139,591	$136,077	$1,449,499	$2,010,311

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2013 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2013 and 2012 were $196,933 and $127,255, of which $7,498 and $11,031 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,439, $5,764 and $5,645 for the years ended December 31, 2013, 2012 and 2011, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $10,905 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2023.

•	Miscellaneous purchase obligations to acquire goods and services.

•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,147,500 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2012. The Company was in compliance with all covenants at December 31, 2013 and 2012. At December 31, 2013 and 2012 there were no outstanding amounts related to the current and prior credit facilities.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
(Dollars in Thousands, Except Share Amounts)

21. Subsequent Event

On February 6, 2014, the Company’s Board of Directors declared dividends of $50,000 and $42,800, payable on March 14 and March 31, 2014, respectively, to its sole shareholder, GWL&A Financial.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2013
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$238,150	$75,921	$—	$314,071
Future policy benefits, losses, claims and expenses	13,945,756	10,229,678	390,784	24,566,218
Unearned premium reserves	42,937	—	—	42,937
Other policy claims and benefits payable	740,056	499	23,968	764,523
Premium income	354,202	3,954	105,937	464,093
Net investment income	688,279	351,729	51,381	1,091,389
Benefits, claims, losses and settlement expenses	921,096	196,115	114,880	1,232,091
Amortization of deferred acquisition costs	34,650	20,840	—	55,490
Other operating expenses	107,491	517,369	66,971	691,831

	As of and for the year ended December 31, 2012
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,490	$53,926	$—	$172,416
Future policy benefits, losses, claims and expenses	13,593,217	9,491,094	369,300	23,453,611
Unearned premium reserves	27,007	—	—	27,007
Other policy claims and benefits payable	744,504	476	24,711	769,691
Premium income	314,350	3,670	104,133	422,153
Net investment income	729,885	414,114	47,552	1,191,551
Benefits, claims, losses and settlement expenses	882,726	204,296	111,288	1,198,310
Amortization of deferred acquisition costs	28,926	22,508	—	51,434
Other operating expenses	107,969	469,919	65,193	643,081

	Year Ended December 31, 2011
	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$395,923	$1,960	$125,333	$523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs	10,497	14,687	—	25,184
Other operating expenses	98,509	420,461	88,821	607,791

Variable Annuity-1 Series
Account of Great-West Life
& Annuity Insurance
Company
Financial Statements for the Years Ended
December 31, 2013 and 2012
and Report of Independent Registered Public
Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Variable Annuity-1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP

Denver, Colorado
April 8, 2014

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &
ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO
ALGER LARGE CAP GROWTH PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
DELAWARE VIP SMALL CAP VALUE SERIES
DELAWARE VIP SMID CAP GROWTH SERIES
DREYFUS IP MIDCAP STOCK PORTFOLIO
DREYFUS VIF APPRECIATION PORTFOLIO
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
DWS CAPITAL GROWTH VIP
DWS CORE EQUITY VIP
DWS LARGE CAP VALUE VIP
DWS SMALL CAP INDEX VIP
DWS SMALL MID CAP GROWTH VIP
DWS SMALL MID CAP VALUE VIP
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
FEDERATED MANAGED TAIL RISK FUND II
FEDERATED MANAGED VOLATILITY FUND II
FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

INVESCO V.I. CORE EQUITY FUND
INVESCO V.I. HIGH YIELD FUND
INVESCO V.I. INTERNATIONAL GROWTH FUND
INVESCO V.I. MID CAP CORE EQUITY FUND
INVESCO V.I. SMALL CAP EQUITY FUND
INVESCO V.I. TECHNOLOGY FUND
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
JANUS ASPEN JANUS PORTFOLIO
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
LVIP BARON GROWTH OPPORTUNITIES FUND
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
MFS VIT UTILITIES SERIES
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
NVIT MID CAP INDEX FUND
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
PIMCO VIT HIGH YIELD PORTFOLIO
PIMCO VIT LOW DURATION PORTFOLIO PIMCO VIT TOTAL RETURN PORTFOLIO
PIONEER EMERGING MARKETS VCT PORTFOLIO
PIONEER FUND VCT PORTFOLIO
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
PIONEER MID CAP VALUE VCT PORTFOLIO
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
PUTNAM VT EQUITY INCOME FUND
PUTNAM VT GLOBAL HEALTH CARE FUND
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHWAB MONEY MARKET PORTFOLIO
SCHWAB S&P 500 INDEX PORTFOLIO
SENTINEL VARIABLE PRODUCTS BOND FUND
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
TEMPLETON FOREIGN SECURITIES FUND - VIPT
THIRD AVENUE VALUE PORTFOLIO
TOUCHSTONE VST MID CAP GROWTH FUND
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
VAN ECK VIP GLOBAL BOND FUND
VAN ECK VIP GLOBAL HARD ASSETS FUND
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$785,572	$23,134,572	$5,970,861	$6,404,533	$1,325,836	$14,367,442
Investment income due and accrued
Receivable for investments sold		2,058				11,489
Purchase payments receivable			1,184
Due from Great West Life & Annuity Insurance Company	2,052	4,714	13,583	60,824

Total assets	787,624	23,141,344	5,985,628	6,465,357	1,325,836	14,378,931

LIABILITIES:
Payable for investments purchased			1,022
Redemptions payable		2,058	162			11,489
Due to Great West Life & Annuity Insurance Company	74	2,490	615	628	129	6,486

Total liabilities	74	4,548	1,799	628	129	17,975

NET ASSETS	$787,550	$23,136,796	$5,983,829	$6,464,729	$1,325,707	$14,360,956

NET ASSETS REPRESENTED BY:
Accumulation units	$760,574	$22,897,301	$5,906,682	$6,238,519	$1,325,707	$14,178,761
Contracts in payout phase	26,976	239,495	77,147	226,210		182,195

NET ASSETS	$787,550	$23,136,796	$5,983,829	$6,464,729	$1,325,707	$14,360,956

ACCUMULATION UNITS OUTSTANDING	51,057	1,057,376	267,855	342,853	81,799	922,595

UNIT VALUE (ACCUMULATION)	$14.90	$21.65	$22.05	$18.20	$16.21	$15.37

(1) Cost of investments:	$725,337	$15,968,438	$4,259,402	$4,071,446	$692,547	$12,736,466
Shares of investments:	58,234	368,444	325,388	230,379	42,728	745,586

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$4,735,163	$15,806,357	$6,957,871	$13,327,373	$3,400,648	$5,194,494
Investment income due and accrued
Receivable for investments sold				216		866
Purchase payments receivable		58,531
Due from Great West Life & Annuity Insurance Company	172			2,154		539

Total assets	4,735,335	15,864,888	6,957,871	13,329,743	3,400,648	5,195,899

LIABILITIES:
Payable for investments purchased		57,946
Redemptions payable		586		216		866
Due to Great West Life & Annuity Insurance Company	471	21,967	692	1,337	5,034	545

Total liabilities	471	80,499	692	1,553	5,034	1,411

NET ASSETS	$4,734,864	$15,784,389	$6,957,179	$13,328,190	$3,395,614	$5,194,488

NET ASSETS REPRESENTED BY:
Accumulation units	$4,713,156	$14,947,893	$6,957,179	$13,282,650	$3,375,033	$5,178,027
Contracts in payout phase	21,708	836,496		45,540	20,581	16,461

NET ASSETS	$4,734,864	$15,784,389	$6,957,179	$13,328,190	$3,395,614	$5,194,488

ACCUMULATION UNITS OUTSTANDING	553,591	432,679	392,328	704,946	181,899	258,997

UNIT VALUE (ACCUMULATION)	$8.51	$34.55	$17.73	$18.84	$18.55	$19.99

(1) Cost of investments:	$4,171,885	$16,889,070	$6,249,112	$11,230,365	$1,930,383	$4,241,222
Shares of investments:	315,888	1,413,806	303,970	1,649,427	370,845	483,659

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at fair value (1)	$5,802,384	$25,290,657	$2,094,431	$4,931,176	$1,365,901	$22,311,565
Investment income due and accrued
Receivable for investments sold		683				9,576
Purchase payments receivable			23,364	5,000	15,576
Due from Great West Life & Annuity Insurance Company		17,322

Total assets	5,802,384	25,308,662	2,117,795	4,936,176	1,381,477	22,321,141

LIABILITIES:
Payable for investments purchased			23,364	5,000	15,576
Redemptions payable		683				9,576
Due to Great West Life & Annuity Insurance Company	573	2,575	201	2,695	133	13,316

Total liabilities	573	3,258	23,565	7,695	15,709	22,892

NET ASSETS	$5,801,811	$25,305,404	$2,094,230	$4,928,481	$1,365,768	$22,298,249

NET ASSETS REPRESENTED BY:
Accumulation units	$5,801,811	$25,151,915	$2,094,230	$4,915,091	$1,365,768	$22,170,013
Contracts in payout phase		153,489		13,390		128,236

NET ASSETS	$5,801,811	$25,305,404	$2,094,230	$4,928,481	$1,365,768	$22,298,249

ACCUMULATION UNITS OUTSTANDING	255,870	1,145,442	99,659	401,022	62,911	674,839

UNIT VALUE (ACCUMULATION)	$22.67	$21.96	$21.01	$12.26	$21.71	$32.85

(1) Cost of investments:	$4,778,336	$17,478,922	$1,774,354	$4,219,105	$1,174,682	$15,293,887
Shares of investments:	313,982	2,992,977	126,475	194,831	66,989	534,793

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP

ASSETS:
Investments at fair value (1)	$8,625,847	$1,333,050	$14,555,663	$3,568,921	$688,820	$16,430,260
Investment income due and accrued			60,331	8,230
Receivable for investments sold						4,524
Purchase payments receivable	422,028		19,100
Due from Great West Life & Annuity Insurance Company	2,068		3,430	598		1,364

Total assets	9,049,943	1,333,050	14,638,524	3,577,749	688,820	16,436,148

LIABILITIES:
Payable for investments purchased	419,118		18,690
Redemptions payable	2,910		410			4,524
Due to Great West Life & Annuity Insurance Company	843	6,973	1,520	368	65	1,656

Total liabilities	422,871	6,973	20,620	368	65	6,180

NET ASSETS	$8,627,072	$1,326,077	$14,617,904	$3,577,381	$688,755	$16,429,968

NET ASSETS REPRESENTED BY:
Accumulation units	$8,599,792	$1,303,045	$14,515,955	$3,569,935	$688,755	$16,292,216
Contracts in payout phase	27,280	23,032	101,949	7,446		137,752

NET ASSETS	$8,627,072	$1,326,077	$14,617,904	$3,577,381	$688,755	$16,429,968

ACCUMULATION UNITS OUTSTANDING	346,595	52,838	829,922	219,128	40,670	984,559

UNIT VALUE (ACCUMULATION)	$24.81	$24.66	$17.49	$16.29	$16.94	$16.55

(1) Cost of investments:	$7,146,531	$571,136	$12,044,407	$2,679,026	$440,933	$12,291,316
Shares of investments:	266,312	63,874	303,559	119,282	14,646	578,327

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR US GOVERNMENT SECURITIES II

ASSETS:
Investments at fair value (1)	$8,344,016	$11,659,626	$18,221,612	$539,740	$6,781,962	$36,258,466
Investment income due and accrued
Receivable for investments sold	69,142	552	8,573		619
Purchase payments receivable			117			14,722
Due from Great West Life & Annuity Insurance Company		544	19,763		581

Total assets	8,413,158	11,660,722	18,250,065	539,740	6,783,162	36,273,188

LIABILITIES:
Payable for investments purchased						8,402
Redemptions payable	69,142	552	8,690		619	6,320
Due to Great West Life & Annuity Insurance Company	16,204	1,175	1,875	2,595	673	39,417

Total liabilities	85,346	1,727	10,565	2,595	1,292	54,139

NET ASSETS	$8,327,812	$11,658,995	$18,239,500	$537,145	$6,781,870	$36,219,049

NET ASSETS REPRESENTED BY:
Accumulation units	$8,290,121	$11,639,799	$18,106,440	$521,070	$6,764,332	$35,697,090
Contracts in payout phase	37,691	19,196	133,060	16,075	17,538	521,959

NET ASSETS	$8,327,812	$11,658,995	$18,239,500	$537,145	$6,781,870	$36,219,049

ACCUMULATION UNITS OUTSTANDING	469,769	711,773	698,068	35,153	424,014	2,200,393

UNIT VALUE (ACCUMULATION)	$17.65	$16.35	$25.94	$14.82	$15.95	$16.22

(1) Cost of investments:	$6,062,876	$9,179,590	$13,353,417	$351,626	$5,102,071	$37,317,148
Shares of investments:	723,052	730,096	1,030,052	25,000	397,070	3,311,275

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$2,706,626	$826,329	$5,785,880	$4,653,714	$2,919,122	$13,369,407
Investment income due and accrued
Receivable for investments sold	217			693
Purchase payments receivable			176,007			36,872
Due from Great West Life & Annuity Insurance Company		1,332			2,740

Total assets	2,706,843	827,661	5,961,887	4,654,407	2,921,862	13,406,279

LIABILITIES:
Payable for investments purchased			175,723			2,036
Redemptions payable	217		284	693		34,836
Due to Great West Life & Annuity Insurance Company	2,477	96	1,927	6,737	333	8,124

Total liabilities	2,694	96	177,934	7,430	333	44,996

NET ASSETS	$2,704,149	$827,565	$5,783,953	$4,646,977	$2,921,529	$13,361,283

NET ASSETS REPRESENTED BY:
Accumulation units	$2,674,903	$795,376	$5,724,005	$4,600,493	$2,890,407	$13,302,567
Contracts in payout phase	29,246	32,189	59,948	46,484	31,122	58,716

NET ASSETS	$2,704,149	$827,565	$5,783,953	$4,646,977	$2,921,529	$13,361,283

ACCUMULATION UNITS OUTSTANDING	140,885	37,594	351,634	161,822	130,481	942,423

UNIT VALUE (ACCUMULATION)	$18.99	$21.16	$16.28	$28.43	$22.15	$14.12

(1) Cost of investments:	$2,614,090	$634,299	$4,558,664	$2,859,085	$2,543,597	$11,366,640
Shares of investments:	383,375	73,126	240,377	121,096	512,127	378,522

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$2,670,947	$2,458,472	$1,655,727	$6,188,833	$13,255,058	$9,064,879
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	16,591				53,555
Due from Great West Life & Annuity Insurance Company				1,564		139

Total assets	2,687,538	2,458,472	1,655,727	6,190,397	13,308,613	9,065,018

LIABILITIES:
Payable for investments purchased	16,591				43,846
Redemptions payable					9,709
Due to Great West Life & Annuity Insurance Company	2,404	254	1,752	622	5,084	922

Total liabilities	18,995	254	1,752	622	58,639	922

NET ASSETS	$2,668,543	$2,458,218	$1,653,975	$6,189,775	$13,249,974	$9,064,096

NET ASSETS REPRESENTED BY:
Accumulation units	$2,666,612	$2,458,218	$1,648,597	$6,175,637	$13,198,009	$9,045,115
Contracts in payout phase	1,931		5,378	14,138	51,965	18,981

NET ASSETS	$2,668,543	$2,458,218	$1,653,975	$6,189,775	$13,249,974	$9,064,096

ACCUMULATION UNITS OUTSTANDING	143,893	103,886	380,036	354,214	741,842	404,118

UNIT VALUE (ACCUMULATION)	$18.53	$23.66	$4.34	$17.43	$17.79	$22.38

(1) Cost of investments:	$2,321,010	$2,005,371	$1,215,170	$5,014,135	$9,856,158	$8,164,706
Shares of investments:	176,533	96,638	85,259	348,667	504,186	299,467

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$57,742,916	$17,092,522	$38,924,009	$8,012,780	$6,410,055	$2,797,120
Investment income due and accrued
Receivable for investments sold						39
Purchase payments receivable	154,873	27,576	121,773
Due from Great West Life & Annuity Insurance Company				3,547	144

Total assets	57,897,789	17,120,098	39,045,782	8,016,327	6,410,199	2,797,159

LIABILITIES:
Payable for investments purchased	154,687	25,725	37,714
Redemptions payable	186	1,851	84,059			39
Due to Great West Life & Annuity Insurance Company	140,508	56,855	12,933	928	743	5,794

Total liabilities	295,381	84,431	134,706	928	743	5,833

NET ASSETS	$57,602,408	$17,035,667	$38,911,076	$8,015,399	$6,409,456	$2,791,326

NET ASSETS REPRESENTED BY:
Accumulation units	$56,585,737	$16,669,581	$38,758,486	$7,968,899	$6,397,171	$2,788,429
Contracts in payout phase	1,016,671	366,086	152,590	46,500	12,285	2,897

NET ASSETS	$57,602,408	$17,035,667	$38,911,076	$8,015,399	$6,409,456	$2,791,326

ACCUMULATION UNITS OUTSTANDING	3,610,924	830,400	2,632,241	312,370	231,430	263,461

UNIT VALUE (ACCUMULATION)	$15.67	$20.07	$14.72	$25.51	$27.64	$10.58

(1) Cost of investments:	$52,857,553	$16,933,413	$40,771,736	$5,518,890	$6,987,019	$2,500,459
Shares of investments:	1,820,395	1,446,068	3,045,697	234,292	152,548	68,356

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES

ASSETS:
Investments at fair value (1)	$7,761,853	$943,081	$15,452,096	$25,786,241	$17,879,319	$6,001,077
Investment income due and accrued
Receivable for investments sold	358		10,980	502	4,293	3,396
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	2,269	1,111			783

Total assets	7,764,480	944,192	15,463,076	25,786,743	17,884,395	6,004,473

LIABILITIES:
Payable for investments purchased
Redemptions payable	358		10,980	502	4,293	3,396
Due to Great West Life & Annuity Insurance Company	887	89	1,747	5,463	1,795	623

Total liabilities	1,245	89	12,727	5,965	6,088	4,019

NET ASSETS	$7,763,235	$944,103	$15,450,349	$25,780,778	$17,878,307	$6,000,454

NET ASSETS REPRESENTED BY:
Accumulation units	$7,672,277	$933,536	$15,394,504	$25,477,876	$17,814,847	$5,973,873
Contracts in payout phase	90,958	10,567	55,845	302,902	63,460	26,581

NET ASSETS	$7,763,235	$944,103	$15,450,349	$25,780,778	$17,878,307	$6,000,454

ACCUMULATION UNITS OUTSTANDING	343,692	38,725	892,471	781,923	884,719	449,023

UNIT VALUE (ACCUMULATION)	$22.32	$24.11	$17.25	$32.58	$20.14	$13.3

(1) Cost of investments:	$4,833,770	$644,303	$15,466,246	$18,613,406	$14,348,005	$5,359,315
Shares of investments:	199,073	39,246	718,368	570,479	828,513	190,692

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$233,988	$14,010,609	$30,025,161	$14,518,035	$36,233,578	$80,665,150
Investment income due and accrued					159,890	51,954
Receivable for investments sold		8,812	11,553			338,547
Purchase payments receivable		24,977		46,935	12,520	83,508
Due from Great West Life & Annuity Insurance Company		26,539	21,272	526

Total assets	233,988	14,070,937	30,057,986	14,565,496	36,405,988	81,139,159

LIABILITIES:
Payable for investments purchased				46,935	12,050
Redemptions payable		33,788	11,553		470	422,055
Due to Great West Life & Annuity Insurance Company	651	1,409	3,043	1,352	15,428	49,196

Total liabilities	651	35,197	14,596	48,287	27,948	471,251

NET ASSETS	$233,337	$14,035,740	$30,043,390	$14,517,209	$36,378,040	$80,667,908

NET ASSETS REPRESENTED BY:
Accumulation units	$205,819	$13,900,531	$29,826,544	$14,515,802	$36,194,209	$80,138,185
Contracts in payout phase	27,518	135,209	216,846	1,407	183,831	529,723

NET ASSETS	$233,337	$14,035,740	$30,043,390	$14,517,209	$36,378,040	$80,667,908

ACCUMULATION UNITS OUTSTANDING	14,038	498,872	1,204,875	674,188	1,638,305	5,956,730

UNIT VALUE (ACCUMULATION)	$14.66	$27.86	$24.75	$21.53	$22.09	$13.45

(1) Cost of investments:	$132,641	$10,698,937	$20,287,828	$11,024,609	$35,138,730	$79,740,576
Shares of investments:	12,856	576,568	734,830	5,649,041	4,489,910	7,602,747

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$129,265,382	$416,081	$3,921,634	$5,533,817	$2,410,945	$2,161,247
Investment income due and accrued	561,845
Receivable for investments sold	6,466		672
Purchase payments receivable	104,668
Due from Great West Life & Annuity Insurance Company				8,978	2,250

Total assets	129,938,361	416,081	3,922,306	5,542,795	2,413,195	2,161,247

LIABILITIES:
Payable for investments purchased
Redemptions payable	111,134		672
Due to Great West Life & Annuity Insurance Company	181,509	40	431	617	239	332

Total liabilities	292,643	40	1,103	617	239	332

NET ASSETS	$129,645,718	$416,041	$3,921,203	$5,542,178	$2,412,956	$2,160,915

NET ASSETS REPRESENTED BY:
Accumulation units	$129,002,360	$416,041	$3,921,203	$5,533,200	$2,397,840	$2,152,579
Contracts in payout phase	643,358			8,978	15,116	8,336

NET ASSETS	$129,645,718	$416,041	$3,921,203	$5,542,178	$2,412,956	$2,160,915

ACCUMULATION UNITS OUTSTANDING	8,359,792	58,015	212,718	273,361	166,215	111,875

UNIT VALUE (ACCUMULATION)	$15.43	$7.17	$18.43	$20.24	$14.43	$19.24

(1) Cost of investments:	$132,247,725	$438,578	$3,209,148	$4,093,860	$1,793,171	$1,599,633
Shares of investments:	11,772,803	16,825	149,396	168,817	105,790	59,968

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ASSETS:
Investments at fair value (1)	$2,277,275	$2,430,387	$8,123,560	$9,175,039	$9,350,189	$30,824,563
Investment income due and accrued
Receivable for investments sold	5,098	15,324				88,669
Purchase payments receivable			117,063		40,345
Due from Great West Life & Annuity Insurance Company	875		5,235

Total assets	2,283,248	2,445,711	8,245,858	9,175,039	9,390,534	30,913,232

LIABILITIES:
Payable for investments purchased			117,063		40,345
Redemptions payable	5,098	15,324				88,669
Due to Great West Life & Annuity Insurance Company	215	255	834	985	1,028	27,214

Total liabilities	5,313	15,579	117,897	985	41,373	115,883

NET ASSETS	$2,277,935	$2,430,132	$8,127,961	$9,174,054	$9,349,161	$30,797,349

NET ASSETS REPRESENTED BY:
Accumulation units	$2,275,594	$2,430,132	$8,088,869	$9,174,054	$9,347,962	$30,333,304
Contracts in payout phase	2,341		39,092		1,199	464,045

NET ASSETS	$2,277,935	$2,430,132	$8,127,961	$9,174,054	$9,349,161	$30,797,349

ACCUMULATION UNITS OUTSTANDING	148,403	224,278	484,333	627,403	419,431	1,495,160

UNIT VALUE (ACCUMULATION)	$15.33	$10.84	$16.70	$14.62	$22.29	$20.29

(1) Cost of investments:	$2,336,117	$2,494,942	$6,685,331	$7,766,329	$7,723,799	$22,225,404
Shares of investments:	61,916	243,770	398,214	524,888	680,509	1,597,128

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND - VIPT

ASSETS:
Investments at fair value (1)	$89,978,322	$183,062,931	$3,396,395	$10,375,397	$2,464,283	$6,295,108
Investment income due and accrued	1,173
Receivable for investments sold	482,454			680
Purchase payments receivable	91,483	348,667				81,896
Due from Great West Life & Annuity Insurance Company				1,446	525	2,589

Total assets	90,553,432	183,411,598	3,396,395	10,377,523	2,464,808	6,379,593

LIABILITIES:
Payable for investments purchased		331,133				74,112
Redemptions payable	573,936	17,534		680		7,784
Due to Great West Life & Annuity Insurance Company	48,583	39,654	317	1,034	242	627

Total liabilities	622,519	388,321	317	1,714	242	82,523

NET ASSETS	$89,930,913	$183,023,277	$3,396,078	$10,375,809	$2,464,566	$6,297,070

NET ASSETS REPRESENTED BY:
Accumulation units	$89,093,755	$181,057,242	$3,396,078	$10,362,738	$2,463,161	$6,276,700
Contracts in payout phase	837,158	1,966,035		13,071	1,405	20,370

NET ASSETS	$89,930,913	$183,023,277	$3,396,078	$10,375,809	$2,464,566	$6,297,070

ACCUMULATION UNITS OUTSTANDING	7,650,004	8,780,300	270,210	471,184	104,920	456,829

UNIT VALUE (ACCUMULATION)	$11.65	$20.62	$12.57	$21.99	$23.48	$13.74

(1) Cost of investments:	$89,978,322	$124,899,864	$3,556,055	$8,713,237	$2,445,305	$5,184,252
Shares of investments:	89,978,322	6,772,583	348,348	564,187	150,998	365,146

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

ASSETS:
Investments at fair value (1)	$4,364,023	$2,943,080	$6,641,687	$9,524,659	$4,896,786	$7,941,800
Investment income due and accrued						1
Receivable for investments sold	264		120	10,928
Purchase payments receivable					11,854
Due from Great West Life & Annuity Insurance Company	1,339		900		1,101	1,973

Total assets	4,365,626	2,943,080	6,642,707	9,535,587	4,909,741	7,943,774

LIABILITIES:
Payable for investments purchased					11,800
Redemptions payable	264		120	10,928	54
Due to Great West Life & Annuity Insurance Company	421	281	778	1,032	475	764

Total liabilities	685	281	898	11,960	12,329	764

NET ASSETS	$4,364,941	$2,942,799	$6,641,809	$9,523,627	$4,897,412	$7,943,010

NET ASSETS REPRESENTED BY:
Accumulation units	$4,348,599	$2,942,799	$6,600,073	$9,480,099	$4,883,824	$7,892,065
Contracts in payout phase	16,342		41,736	43,528	13,588	50,945

NET ASSETS	$4,364,941	$2,942,799	$6,641,809	$9,523,627	$4,897,412	$7,943,010

ACCUMULATION UNITS OUTSTANDING	417,548	132,102	184,359	813,966	305,139	346,510

UNIT VALUE (ACCUMULATION)	$10.41	$22.28	$35.8	$11.65	$16.01	$22.78

(1) Cost of investments:	$3,165,110	$2,274,791	$6,201,249	$10,386,148	$4,720,522	$5,602,437
Shares of investments:	263,528	156,464	421,962	898,553	160,288	225,619

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$6,529,079	$2,190,591
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	57,950

Total assets	6,587,029	2,190,591

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	653	4,676

Total liabilities	653	4,676

NET ASSETS	$6,586,376	$2,185,915

NET ASSETS REPRESENTED BY:
Accumulation units	$6,407,148	$2,149,750
Contracts in payout phase	179,228	36,165

NET ASSETS	$6,586,376	$2,185,915

ACCUMULATION UNITS OUTSTANDING	318,174	118,824

UNIT VALUE (ACCUMULATION)	$20.14	$18.09

(1) Cost of investments:	$4,579,785	$2,018,642
Shares of investments:	249,678	204,537

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$9,047	$162,152	$17,855	$80,142	$3,706	$135,920

EXPENSES:
Mortality and expense risk	5,979	157,138	40,414	42,316	10,322	104,078

NET INVESTMENT INCOME (LOSS)	3,068	5,014	(22,559)	37,826	(6,616)	31,842

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(24,415)	886,007	521,527	153,649	151,607	882,692
Realized gain distributions

Net realized gain (loss) on investments	(24,415)	886,007	521,527	153,649	151,607	882,692

Change in net unrealized appreciation
on investments	138,457	5,043,472	1,077,448	1,524,340	264,414	800,400

Net realized and unrealized gain on investments	114,042	5,929,479	1,598,975	1,677,989	416,021	1,683,092

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$117,110	$5,934,493	$1,576,416	$1,715,815	$409,405	$1,714,934

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$276,457	$248,645	$38,234	$191,479	$69,707	$86,862

EXPENSES:
Mortality and expense risk	33,459	121,092	42,972	86,605	22,854	38,488

NET INVESTMENT INCOME (LOSS)	242,998	127,553	(4,738)	104,874	46,853	48,374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	226,083	814,729	905,057	624,600	60,390	83,274
Realized gain distributions		1,723,942	354,907	217,189

Net realized gain on investments	226,083	2,538,671	1,259,964	841,789	60,390	83,274

Change in net unrealized appreciation (depreciation)
on investments	450,386	(2,102,424)	451,807	840,065	834,277	838,404

Net realized and unrealized gain on investments	676,469	436,247	1,711,771	1,681,854	894,667	921,678

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$919,467	$563,800	$1,707,033	$1,786,728	$941,520	$970,052

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

INVESTMENT INCOME:
Dividends	$49,702	$368,069	$3,118	$—	$14,404	$145,351

EXPENSES:
Mortality and expense risk	33,748	165,194	10,382	31,220	7,478	146,236

NET INVESTMENT INCOME (LOSS)	15,954	202,875	(7,264)	(31,220)	6,926	(885)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	256,109	973,899	165,300	68,585	72,100	526,002
Realized gain distributions	58,927			36,591		921,611

Net realized gain on investments	315,036	973,899	165,300	105,176	72,100	1,447,613

Change in net unrealized appreciation
on investments	790,956	4,620,344	316,877	846,692	201,423	4,154,764

Net realized and unrealized gain on investments	1,105,992	5,594,243	482,177	951,868	273,523	5,602,377

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,121,946	$5,797,118	$474,913	$920,648	$280,449	$5,601,492

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP

INVESTMENT INCOME:
Dividends	$1,463	$17,358	$296,092	$27,536	$—	$187,926

EXPENSES:
Mortality and expense risk	47,317	8,957	117,057	22,467	4,381	107,767

NET INVESTMENT INCOME (LOSS)	(45,854)	8,401	179,035	5,069	(4,381)	80,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	219,896	82,907	1,569,158	197,220	21,661	920,520
Realized gain distributions	324,931		34,555

Net realized gain on investments	544,827	82,907	1,603,713	197,220	21,661	920,520

Change in net unrealized appreciation
on investments	1,656,225	265,604	897,969	694,054	224,546	3,265,778

Net realized and unrealized gain on investments	2,201,052	348,511	2,501,682	891,274	246,207	4,186,298

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,155,198	$356,912	$2,680,717	$896,343	$241,826	$4,266,457

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR US GOVERNMENT SECURITIES II

INVESTMENT INCOME:
Dividends	$106,675	$198,807	$242,540	$550	$74,358	$1,350,810

EXPENSES:
Mortality and expense risk	55,513	76,934	116,051	3,328	45,129	308,667

NET INVESTMENT INCOME (LOSS)	51,162	121,873	126,489	(2,778)	29,229	1,042,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	552,404	409,625	1,526,208	8,959	741,491	(158,449)
Realized gain distributions			583,043

Net realized gain (loss) on investments	552,404	409,625	2,109,251	8,959	741,491	(158,449)

Change in net unrealized appreciation (depreciation)
on investments	1,683,734	2,190,042	2,607,749	153,865	1,034,819	(2,038,825)

Net realized and unrealized gain (loss) on investments	2,236,138	2,599,667	4,717,000	162,824	1,776,310	(2,197,274)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,287,300	$2,721,540	$4,843,489	$160,046	$1,805,539	$(1,155,131)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT INCOME:
Dividends	$28,750	$22,180	$43,581	$59,890	$145,607	$134,257

EXPENSES:
Mortality and expense risk	24,016	6,502	28,426	37,354	24,603	82,670

NET INVESTMENT INCOME	4,734	15,678	15,155	22,536	121,004	51,587

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(322,997)	5,635	296,843	186,304	(14,460)	600,543
Realized gain distributions	58,799		56,243

Net realized gain (loss) on investments	(264,198)	5,635	353,086	186,304	(14,460)	600,543

Change in net unrealized appreciation
on investments	662,059	123,213	796,877	875,636	70,424	1,228,140

Net realized and unrealized gain on investments	397,861	128,848	1,149,963	1,061,940	55,964	1,828,683

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$402,595	$144,526	$1,165,118	$1,084,476	$176,968	$1,880,270

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN V.I. COMSTOCK FUND	INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$17,481	$177	$—	$93,043	$166,185	$195,844

EXPENSES:
Mortality and expense risk	15,939	13,564	13,247	36,742	78,913	64,909

NET INVESTMENT INCOME (LOSS)	1,542	(13,387)	(13,247)	56,301	87,272	130,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	69,682	165,286	88,545	579,676	712,015	31,283
Realized gain distributions	176,459	21,293	132,206		98,248	423,427

Net realized gain on investments	246,141	186,579	220,751	579,676	810,263	454,710

Change in net unrealized appreciation
on investments	276,399	371,700	141,924	772,262	2,127,509	952,984

Net realized and unrealized gain on investments	522,540	558,279	362,675	1,351,938	2,937,772	1,407,694

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$524,082	$544,892	$349,428	$1,408,239	$3,025,044	$1,538,629

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$986,571	$750,492	$1,537,426	$58,219	$204,666	$86,636

EXPENSES:
Mortality and expense risk	346,481	144,505	306,571	62,975	54,963	25,242

NET INVESTMENT INCOME (LOSS)	640,090	605,987	1,230,855	(4,756)	149,703	61,394

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	471,056	224,990	(282,403)	138,030	(459,148)	(724,250)
Realized gain distributions	2,214,018	354,694	769,207

Net realized gain (loss) on investments	2,685,074	579,684	486,804	138,030	(459,148)	(724,250)

Change in net unrealized appreciation (depreciation)
on investments	4,945,795	(1,363,071)	(2,200,053)	1,775,528	1,106,539	977,038

Net realized and unrealized gain (loss) on investments	7,630,869	(783,387)	(1,713,249)	1,913,558	647,391	252,788

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,270,959	$(177,400)	$(482,394)	$1,908,802	$797,094	$314,182

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT UTILITIES SERIES

INVESTMENT INCOME:
Dividends	$88,300	$4,934	$215,899	$91,962	$208,236	$122,650

EXPENSES:
Mortality and expense risk	60,939	5,866	111,270	165,904	109,565	43,711

NET INVESTMENT INCOME (LOSS)	27,361	(932)	104,629	(73,942)	98,671	78,939

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	310,865	15,229	(303,242)	1,505,229	801,288	406,047
Realized gain distributions			89,849	1,726,943		109,142

Net realized gain (loss) on investments	310,865	15,229	(213,393)	3,232,172	801,288	515,189

Change in net unrealized appreciation (depreciation)
on investments	1,419,580	277,766	(254,699)	3,733,101	2,503,151	392,699

Net realized and unrealized gain (loss) on investments	1,730,445	292,995	(468,092)	6,965,273	3,304,439	907,888

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,757,806	$292,063	$(363,463)	$6,891,331	$3,403,110	$986,827

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,007	$119,074	$368,926	$163,083	$2,067,821	$1,149,577

EXPENSES:
Mortality and expense risk	1,828	89,157	201,081	83,935	280,696	584,106

NET INVESTMENT INCOME	179	29,917	167,845	79,148	1,787,125	565,471

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	32,817	1,163,891	767,585	612,986	893,024	515,265
Realized gain distributions		322,127

Net realized gain on investments	32,817	1,486,018	767,585	612,986	893,024	515,265

Change in net unrealized appreciation
on investments	41,213	1,751,298	5,349,128	2,055,110	(860,542)	(1,745,121)

Net realized and unrealized gain (loss) on investments	74,030	3,237,316	6,116,713	2,668,096	32,482	(1,229,856)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$74,209	$3,267,233	$6,284,558	$2,747,244	$1,819,607	$(664,385)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$3,129,078	$4,711	$43,042	$—	$15,511	$—

EXPENSES:
Mortality and expense risk	1,041,697	3,795	27,595	38,854	15,563	13,663

NET INVESTMENT INCOME (LOSS)	2,087,381	916	15,447	(38,854)	(52)	(13,663)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,089,978	(32,274)	105,679	729,551	103,241	120,542
Realized gain distributions	1,149,072		152,079	190,917

Net realized gain (loss) on investments	3,239,050	(32,274)	257,758	920,468	103,241	120,542

Change in net unrealized appreciation (depreciation)
on investments	(9,346,703)	(5,692)	688,514	714,152	477,671	389,586

Net realized and unrealized gain (loss) on investments	(6,107,653)	(37,966)	946,272	1,634,620	580,912	510,128

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,020,272)	$(37,050)	$961,719	$1,595,766	$580,860	$496,465

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INVESTMENT INCOME:
Dividends	$—	$35,982	$100,760	$54,345	$82,266	$503,201

EXPENSES:
Mortality and expense risk	15,110	20,054	46,701	50,730	53,015	217,724

NET INVESTMENT INCOME (LOSS)	(15,110)	15,928	54,059	3,615	29,251	285,477

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(274,658)	(72,765)	401,372	622,354	441,785	47,329
Realized gain distributions				154,995	478,394	255,252

Net realized gain (loss) on investments	(274,658)	(72,765)	401,372	777,349	920,179	302,581

Change in net unrealized appreciation
on investments	475,957	22,141	1,133,471	1,239,504	1,168,353	5,326,305

Net realized and unrealized gain (loss) on investments	201,299	(50,624)	1,534,843	2,016,853	2,088,532	5,628,886

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$186,189	$(34,696)	$1,588,902	$2,020,468	$2,117,783	$5,914,363

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	TEMPLETON FOREIGN SECURITIES FUND - VIPT

INVESTMENT INCOME:
Dividends	$9,632	$2,592,850	$106,953	$148,486	$2,999	$114,212

EXPENSES:
Mortality and expense risk	723,874	1,178,926	20,492	62,168	12,578	37,582

NET INVESTMENT INCOME (LOSS)	(714,242)	1,413,924	86,461	86,318	(9,579)	76,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		3,637,459	(21,487)	259,559	30,092	35,051
Realized gain distributions				658,218	346,936

Net realized gain (loss) on investments		3,637,459	(21,487)	917,777	377,028	35,051

Change in net unrealized appreciation (depreciation)
on investments		36,841,136	(78,372)	1,220,244	118,819	934,378

Net realized and unrealized gain (loss) on investments		40,478,595	(99,859)	2,138,021	495,847	969,429

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(714,242)	$41,892,519	$(13,398)	$2,224,339	$486,268	$1,046,059

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT INCOME:
Dividends	$142,348	$—	$93,429	$250,794	$24,177	$422

EXPENSES:
Mortality and expense risk	30,767	17,157	70,900	81,544	32,488	43,175

NET INVESTMENT INCOME (LOSS)	111,581	(17,157)	22,529	169,250	(8,311)	(42,753)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	195,128	99,375	1,168,317	(188,904)	(543,718)	525,977
Realized gain distributions		47,686		2,031	93,727	163,910

Net realized gain (loss) on investments	195,128	147,061	1,168,317	(186,873)	(449,991)	689,887

Change in net unrealized appreciation (depreciation)
on investments	419,246	577,347	(1,041,023)	(1,245,466)	853,521	1,483,396

Net realized and unrealized gain (loss) on investments	614,374	724,408	127,294	(1,432,339)	403,530	2,173,283

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$725,955	$707,251	$149,823	$(1,263,089)	$395,219	$2,130,530

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$12,034	$15,803

EXPENSES:
Mortality and expense risk	44,214	18,927

NET INVESTMENT LOSS	(32,180)	(3,124)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	683,277	(35,362)
Realized gain distributions

Net realized gain (loss) on investments	683,277	(35,362)

Change in net unrealized appreciation
on investments	904,069	325,344

Net realized and unrealized gain on investments	1,587,346	289,982

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,555,166	$286,858

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,068	$7,358	$5,014	$73,279	$(22,559)	$(39,128)
Net realized gain (loss) on investments	(24,415)	(35,036)	886,007	407,538	521,527	654,995
Change in net unrealized appreciation (depreciation)
on investments	138,457	81,219	5,043,472	1,137,482	1,077,448	139,719

Increase in net assets resulting
from operations	117,110	53,541	5,934,493	1,618,299	1,576,416	755,586

CONTRACT TRANSACTIONS:
Purchase payments received			120,670	251,802	145,277	30,400
Transfers for contract benefits and terminations	(216,411)	(132,464)	(1,346,748)	(988,183)	(515,955)	(269,465)
Net transfers	(13,487)	(37,438)	(117,874)	(516,883)	102,957	(1,114,508)
Contract maintenance charges			(208)		(18)
Adjustments to net assets allocated to contracts
in payout phase	(1,793)	280	(14,272)	(14,901)	(2,936)	(1,882)

Decrease in net assets resulting from
contract transactions	(231,691)	(169,622)	(1,358,432)	(1,268,165)	(270,675)	(1,355,455)

Total increase (decrease) in net assets	(114,581)	(116,081)	4,576,061	350,134	1,305,741	(599,869)

NET ASSETS:
Beginning of period	902,131	1,018,212	18,560,735	18,210,601	4,678,088	5,277,957

End of period	$787,550	$902,131	$23,136,796	$18,560,735	$5,983,829	$4,678,088

CHANGES IN UNITS OUTSTANDING:
Units issued	275	316	117,300	141,070	55,523	25,344
Units redeemed	(16,393)	(13,245)	(206,637)	(206,511)	(69,441)	(112,690)

Net decrease	(16,118)	(12,929)	(89,337)	(65,441)	(13,918)	(87,346)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,826	$47,258	$(6,616)	$(12,546)	$31,842	$129,382
Net realized gain (loss) on investments	153,649	(205,745)	151,607	(555)	882,692	(591,893)
Change in net unrealized appreciation
on investments	1,524,340	1,045,770	264,414	234,596	800,400	2,495,434

Increase in net assets resulting
from operations	1,715,815	887,283	409,405	221,495	1,714,934	2,032,923

CONTRACT TRANSACTIONS:
Purchase payments received					66,926	118,626
Transfers for contract benefits and terminations	(366,753)	(617,164)	(231,435)	(112,461)	(1,429,437)	(1,326,818)
Net transfers	(322,740)	(572,485)	(565,336)	(136,983)	(351,758)	(1,560,104)
Contract maintenance charges					(17)
Adjustments to net assets allocated to contracts
in payout phase	(52,736)	8,716			(13,660)	380

Decrease in net assets resulting from
contract transactions	(742,229)	(1,180,933)	(796,771)	(249,444)	(1,727,946)	(2,767,916)

Total increase (decrease) in net assets	973,586	(293,650)	(387,366)	(27,949)	(13,012)	(734,993)

NET ASSETS:
Beginning of period	5,491,143	5,784,793	1,713,073	1,741,022	14,373,968	15,108,961

End of period	$6,464,729	$5,491,143	$1,325,707	$1,713,073	$14,360,956	$14,373,968

CHANGES IN UNITS OUTSTANDING:
Units issued	10,469	3,508			123,102	66,737
Units redeemed	(53,369)	(97,100)	(64,485)	(22,188)	(244,032)	(291,584)

Net decrease	(42,900)	(93,592)	(64,485)	(22,188)	(120,930)	(224,847)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$242,998	$38,932	$127,553	$60,623	$(4,738)	$(9,055)
Net realized gain (loss) on investments	226,083	(427,503)	2,538,671	3,442,187	1,259,964	258,723
Change in net unrealized appreciation (depreciation)
on investments	450,386	1,020,458	(2,102,424)	(757,405)	451,807	418,151

Increase in net assets resulting
from operations	919,467	631,887	563,800	2,745,405	1,707,033	667,819

CONTRACT TRANSACTIONS:
Purchase payments received			376,792	251,572	165,317	45,156
Transfers for contract benefits and terminations	(323,646)	(347,833)	(1,268,927)	(1,032,185)	(325,992)	(264,997)
Net transfers	(493,449)	(802,790)	(500,016)	407,788	1,256,430	(331,850)
Contract maintenance charges	(1)				(4)
Adjustments to net assets allocated to contracts
in payout phase	(2,026)	(105,140)	(147,179)	(7,569)		(651)

Increase (decrease) in net assets resulting from
contract transactions	(819,122)	(1,255,763)	(1,539,330)	(380,394)	1,095,751	(552,342)

Total increase (decrease) in net assets	100,345	(623,876)	(975,530)	2,365,011	2,802,784	115,477

NET ASSETS:
Beginning of period	4,634,519	5,258,395	16,759,919	14,394,908	4,154,395	4,038,918

End of period	$4,734,864	$4,634,519	$15,784,389	$16,759,919	$6,957,179	$4,154,395

CHANGES IN UNITS OUTSTANDING:
Units issued		1,945	98,355	122,207	390,253	113,197
Units redeemed	(108,674)	(175,449)	(140,086)	(142,601)	(318,934)	(159,681)

Net increase (decrease)	(108,674)	(173,504)	(41,731)	(20,394)	71,319	(46,484)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$104,874	$124,937	$46,853	$39,308	$48,374	$4,704
Net realized gain (loss) on investments	841,789	258,264	60,390	(50,159)	83,274	4,959
Change in net unrealized appreciation
on investments	840,065	492,718	834,277	395,301	838,404	900,985

Increase in net assets resulting
from operations	1,786,728	875,919	941,520	384,450	970,052	910,648

CONTRACT TRANSACTIONS:
Purchase payments received	375,146	468,555
Transfers for contract benefits and terminations	(412,088)	(615,180)	(175,123)	(269,726)	(470,721)	(279,851)
Net transfers	1,414,370	1,249,146	(212,650)	(539,966)	(244,984)	(477,907)
Contract maintenance charges	(57)				(19)	(4)
Adjustments to net assets allocated to contracts
in payout phase	(6,362)	7,693	(1,740)	767	(28,474)	(434)

Increase (decrease) in net assets resulting from
contract transactions	1,371,009	1,110,214	(389,513)	(808,925)	(744,198)	(758,196)

Total increase (decrease) in net assets	3,157,737	1,986,133	552,007	(424,475)	225,854	152,452

NET ASSETS:
Beginning of period	10,170,453	8,184,320	2,843,607	3,268,082	4,968,634	4,816,182

End of period	$13,328,190	$10,170,453	$3,395,614	$2,843,607	$5,194,488	$4,968,634

CHANGES IN UNITS OUTSTANDING:
Units issued	184,984	194,644	155	171	2,529	412
Units redeemed	(106,027)	(130,088)	(24,328)	(66,917)	(37,101)	(44,646)

Net increase (decrease)	78,957	64,556	(24,173)	(66,746)	(34,572)	(44,234)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,954	$33,374	$202,875	$216,755	$(7,264)	$(9,642)
Net realized gain (loss) on investments	315,036	229,767	973,899	(195,686)	165,300	55,136
Change in net unrealized appreciation
on investments	790,956	149,589	4,620,344	2,302,370	316,877	96,035

Increase in net assets resulting
from operations	1,121,946	412,730	5,797,118	2,323,439	474,913	141,529

CONTRACT TRANSACTIONS:
Purchase payments received	381,859	156,835	230,348	486,886	1,715	19,751
Transfers for contract benefits and terminations	(604,255)	(462,654)	(1,503,429)	(1,260,614)	(207,430)	(92,742)
Net transfers	1,548,471	757,878	2,041,115	189,166	607,291	(242,915)
Contract maintenance charges			(9)		(11)
Adjustments to net assets allocated to contracts
in payout phase			(9,032)	(2,890)

Increase (decrease) in net assets resulting from
contract transactions	1,326,075	452,059	758,993	(587,452)	401,565	(315,906)

Total increase (decrease) in net assets	2,448,021	864,789	6,556,111	1,735,987	876,478	(174,377)

NET ASSETS:
Beginning of period	3,353,790	2,489,001	18,749,293	17,013,306	1,217,752	1,392,129

End of period	$5,801,811	$3,353,790	$25,305,404	$18,749,293	$2,094,230	$1,217,752

CHANGES IN UNITS OUTSTANDING:
Units issued	136,706	78,168	219,739	186,569	76,241	33,050
Units redeemed	(71,501)	(50,776)	(183,028)	(223,543)	(58,285)	(54,386)

Net increase (decrease)	65,205	27,392	36,711	(36,974)	17,956	(21,336)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(31,220)	$(36,195)	$6,926	$(3,388)	$(885)	$(25,654)
Net realized gain (loss) on investments	105,176	65,217	72,100	34,183	1,447,613	1,417,225
Change in net unrealized appreciation
on investments	846,692	122,251	201,423	50,973	4,154,764	781,291

Increase in net assets resulting
from operations	920,648	151,273	280,449	81,768	5,601,492	2,172,862

CONTRACT TRANSACTIONS:
Purchase payments received	43,380	16,750	37,859	15,165	126,436	107,113
Transfers for contract benefits and terminations	(202,267)	(278,854)	(219,034)	(101,432)	(1,348,958)	(1,299,652)
Net transfers	(64,164)	199,970	479,405	(204,576)	130,948	(798,841)
Contract maintenance charges	(10)				(17)	(10)
Adjustments to net assets allocated to contracts
in payout phase	(2,535)	343			(29,042)	3,094

Increase (decrease) in net assets resulting from
contract transactions	(225,596)	(61,791)	298,230	(290,843)	(1,120,633)	(1,988,296)

Total increase (decrease) in net assets	695,052	89,482	578,679	(209,075)	4,480,859	184,566

NET ASSETS:
Beginning of period	4,233,429	4,143,947	787,089	996,164	17,817,390	17,632,824

End of period	$4,928,481	$4,233,429	$1,365,768	$787,089	$22,298,249	$17,817,390

CHANGES IN UNITS OUTSTANDING:
Units issued	125,554	221,815	50,247	9,290	58,530	58,936
Units redeemed	(153,168)	(240,465)	(35,490)	(28,426)	(96,820)	(141,935)

Net increase (decrease)	(27,614)	(18,650)	14,757	(19,136)	(38,290)	(82,999)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP GROWTH SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(45,854)	$(33,150)	$8,401	$(2,972)	$179,035	$401,183
Net realized gain (loss) on investments	544,827	443,149	82,907	73,673	1,603,713	428,350
Change in net unrealized appreciation
on investments	1,656,225	115,841	265,604	133,730	897,969	419,680

Increase in net assets resulting
from operations	2,155,198	525,840	356,912	204,431	2,680,717	1,249,213

CONTRACT TRANSACTIONS:
Purchase payments received	203,368	69,013			156,923	345,276
Transfers for contract benefits and terminations	(551,121)	(385,735)	(63,133)	(206,957)	(1,395,960)	(977,250)
Net transfers	1,562,546	(177,157)	(94,866)	(59,427)	(1,046,637)	1,581,490
Contract maintenance charges	(3)	(10)	(17)		(53)
Adjustments to net assets allocated to contracts
in payout phase	292	1,433	(2,048)	527	(11,643)	(11,615)

Increase (decrease) in net assets resulting from
contract transactions	1,215,082	(492,456)	(160,064)	(265,857)	(2,297,370)	937,901

Total increase (decrease) in net assets	3,370,280	33,384	196,848	(61,426)	383,347	2,187,114

NET ASSETS:
Beginning of period	5,256,792	5,223,408	1,129,229	1,190,655	14,234,557	12,047,443

End of period	$8,627,072	$5,256,792	$1,326,077	$1,129,229	$14,617,904	$14,234,557

CHANGES IN UNITS OUTSTANDING:
Units issued	152,753	247,781	122	137	232,262	320,606
Units redeemed	(105,063)	(280,541)	(7,569)	(15,617)	(375,011)	(250,890)

Net increase (decrease)	47,690	(32,760)	(7,447)	(15,480)	(142,749)	69,716

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		DWS CAPITAL GROWTH VIP
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,069	$15,449	$(4,381)	$(3,728)	$80,159	$12,735
Net realized gain on investments	197,220	110,341	21,661	18,001	920,520	657,610
Change in net unrealized appreciation
on investments	694,054	258,393	224,546	82,406	3,265,778	882,373

Increase in net assets resulting
from operations	896,343	384,183	241,826	96,679	4,266,457	1,552,718

CONTRACT TRANSACTIONS:
Purchase payments received	8,401	4,699			469,145	308,985
Transfers for contract benefits and terminations	(185,259)	(394,710)	(73,611)	(39,600)	(895,365)	(764,517)
Net transfers	496,241	42,430	(20,273)	(20,680)	(580,655)	1,963,971
Contract maintenance charges	(11)				(15)
Adjustments to net assets allocated to contracts
in payout phase	(288)	4,312			(8,859)	(17,715)

Increase (decrease) in net assets resulting from
contract transactions	319,084	(343,269)	(93,884)	(60,280)	(1,015,749)	1,490,724

Total increase in net assets	1,215,427	40,914	147,942	36,399	3,250,708	3,043,442

NET ASSETS:
Beginning of period	2,361,954	2,321,040	540,813	504,414	13,179,260	10,135,818

End of period	$3,577,381	$2,361,954	$688,755	$540,813	$16,429,968	$13,179,260

CHANGES IN UNITS OUTSTANDING:
Units issued	79,795	22,454			199,184	310,269
Units redeemed	(56,048)	(50,075)	(6,174)	(5,615)	(281,968)	(194,607)

Net increase (decrease)	23,747	(27,621)	(6,174)	(5,615)	(82,784)	115,662

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP		DWS LARGE CAP VALUE VIP		DWS SMALL CAP INDEX VIP
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$51,162	$72,698	$121,873	$106,049	$126,489	$14,188
Net realized gain on investments	552,404	884,686	409,625	297,105	2,109,251	399,762
Change in net unrealized appreciation
on investments	1,683,734	242,445	2,190,042	388,443	2,607,749	1,393,889

Increase in net assets resulting
from operations	2,287,300	1,199,829	2,721,540	791,597	4,843,489	1,807,839

CONTRACT TRANSACTIONS:
Purchase payments received	80,858	38,363	379,989	79,781	710,588	331,276
Transfers for contract benefits and terminations	(514,055)	(704,689)	(784,838)	(425,185)	(1,359,989)	(810,233)
Net transfers	(325,461)	(2,857,835)	(289,267)	(1,979)	1,274,448	(519,431)
Contract maintenance charges	(27)		(7)		(32)
Adjustments to net assets allocated to contracts
in payout phase	(23,403)	11,758	(6,893)	7,437	(15,543)	(1,555)

Increase (decrease) in net assets resulting from
contract transactions	(782,088)	(3,512,403)	(701,016)	(339,946)	609,472	(999,943)

Total increase (decrease) in net assets	1,505,212	(2,312,574)	2,020,524	451,651	5,452,961	807,896

NET ASSETS:
Beginning of period	6,822,600	9,135,174	9,638,471	9,186,820	12,786,539	11,978,643

End of period	$8,327,812	$6,822,600	$11,658,995	$9,638,471	$18,239,500	$12,786,539

CHANGES IN UNITS OUTSTANDING:
Units issued	120,929	254,177	120,041	207,271	173,324	102,526
Units redeemed	(181,779)	(518,884)	(172,753)	(237,793)	(146,941)	(155,878)

Net increase (decrease)	(60,850)	(264,707)	(52,712)	(30,522)	26,383	(53,352)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR US GOVERNMENT SECURITIES II
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,778)	$(2,834)	$29,229	$23,056	$1,042,143	$1,428,401
Net realized gain (loss) on investments	8,959	1,331	741,491	608,909	(158,449)	288,058
Change in net unrealized appreciation (depreciation)
on investments	153,865	50,109	1,034,819	69,446	(2,038,825)	(723,664)

Increase (decrease) in net assets resulting
from operations	160,046	48,606	1,805,539	701,411	(1,155,131)	992,795

CONTRACT TRANSACTIONS:
Purchase payments received			195,983	47,610	865,703	403,424
Transfers for contract benefits and terminations	(28,831)	(1,892)	(982,437)	(483,622)	(3,932,012)	(3,733,829)
Net transfers	22,786	(67,454)	416,240	(444,498)	(3,176,023)	(1,633,522)
Contract maintenance charges			(3)		(121)
Adjustments to net assets allocated to contracts
in payout phase	(1,108)	(895)	(3,845)	1,429	(68,405)	9,312

Decrease in net assets resulting from
contract transactions	(7,153)	(70,241)	(374,062)	(879,081)	(6,310,858)	(4,954,615)

Total increase (decrease) in net assets	152,893	(21,635)	1,431,477	(177,670)	(7,465,989)	(3,961,820)

NET ASSETS:
Beginning of period	384,252	405,887	5,350,393	5,528,063	43,685,038	47,646,858

End of period	$537,145	$384,252	$6,781,870	$5,350,393	$36,219,049	$43,685,038

CHANGES IN UNITS OUTSTANDING:
Units issued	2,405	(585)	164,324	69,065	171,146	222,034
Units redeemed	(3,443)	(5,455)	(188,981)	(142,996)	(548,898)	(525,956)

Net decrease	(1,038)	(6,040)	(24,657)	(73,931)	(377,752)	(303,922)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,734	$(8,451)	$15,678	$14,056	$15,155	$258
Net realized gain (loss) on investments	(264,198)	(14,594)	5,635	41,119	353,086	240,848
Change in net unrealized appreciation (depreciation)
on investments	662,059	261,903	123,213	24,846	796,877	232,426

Increase in net assets resulting
from operations	402,595	238,858	144,526	80,021	1,165,118	473,532

CONTRACT TRANSACTIONS:
Purchase payments received					260,979	52,254
Transfers for contract benefits and terminations	(273,587)	(111,155)	(17,188)	(5,379)	(198,602)	(328,089)
Net transfers	(131,669)	(35,098)	(14,362)	2	1,675,602	(428,779)
Contract maintenance charges	(20)		(36)
Adjustments to net assets allocated to contracts
in payout phase	(2,658)	497	1,332		(1,365)

Increase (decrease) in net assets resulting from
contract transactions	(407,934)	(145,756)	(30,254)	(5,377)	1,736,614	(704,614)

Total increase (decrease) in net assets	(5,339)	93,102	114,272	74,644	2,901,732	(231,082)

NET ASSETS:
Beginning of period	2,709,488	2,616,386	713,293	638,649	2,882,221	3,113,303

End of period	$2,704,149	$2,709,488	$827,565	$713,293	$5,783,953	$2,882,221

CHANGES IN UNITS OUTSTANDING:
Units issued		914			198,457	75,454
Units redeemed	(22,613)	(9,792)	(3,103)	(328)	(86,304)	(140,082)

Net increase (decrease)	(22,613)	(8,878)	(3,103)	(328)	112,153	(64,628)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$22,536	$5,527	$121,004	$126,767	$51,587	$74,003
Net realized gain (loss) on investments	186,304	226,163	(14,460)	(62,272)	600,543	179,110
Change in net unrealized appreciation
on investments	875,636	343,575	70,424	384,645	1,228,140	1,021,074

Increase in net assets resulting
from operations	1,084,476	575,265	176,968	449,140	1,880,270	1,274,187

CONTRACT TRANSACTIONS:
Purchase payments received					254,959	92,691
Transfers for contract benefits and terminations	(404,391)	(210,796)	(170,109)	(309,285)	(1,041,630)	(862,815)
Net transfers	(149,816)	(786,535)	(77,217)	(173,388)	2,251,904	574,086
Contract maintenance charges	(34)		(2)	(2)	(3)
Adjustments to net assets allocated to contracts
in payout phase	(2,239)	(3,959)	(2,853)	(649)	(7,296)	283

Increase (decrease) in net assets resulting from
contract transactions	(556,480)	(1,001,290)	(250,181)	(483,324)	1,457,934	(195,755)

Total increase (decrease) in net assets	527,996	(426,025)	(73,213)	(34,184)	3,338,204	1,078,432

NET ASSETS:
Beginning of period	4,118,981	4,545,006	2,994,742	3,028,926	10,023,079	8,944,647

End of period	$4,646,977	$4,118,981	$2,921,529	$2,994,742	$13,361,283	$10,023,079

CHANGES IN UNITS OUTSTANDING:
Units issued	163	(1,646)	214	(699)	395,153	208,685
Units redeemed	(22,182)	(45,860)	(11,739)	(24,654)	(290,199)	(227,869)

Net increase (decrease)	(22,019)	(47,506)	(11,525)	(25,353)	104,954	(19,184)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,542	$(10,837)	$(13,387)	$(9,148)	$(13,247)	$(14,874)
Net realized gain (loss) on investments	246,141	52,447	186,579	(18,164)	220,751	62,378
Change in net unrealized appreciation
on investments	276,399	111,253	371,700	148,587	141,924	149,173

Increase in net assets resulting
from operations	524,082	152,863	544,892	121,275	349,428	196,677

CONTRACT TRANSACTIONS:
Purchase payments received	287,652	39,662	297,407	41,502
Transfers for contract benefits and terminations	(25,608)	(86,662)	(238,245)	(125,559)	(303,849)	(48,709)
Net transfers	304,293	(112,382)	706,163	(98,401)	(86,550)	(248,000)
Contract maintenance charges	(2)				(41)
Adjustments to net assets allocated to contracts
in payout phase	(357)	(117)			(1,100)	89

Increase (decrease) in net assets resulting from
contract transactions	565,978	(159,499)	765,325	(182,458)	(391,540)	(296,620)

Total increase (decrease) in net assets	1,090,060	(6,636)	1,310,217	(61,183)	(42,112)	(99,943)

NET ASSETS:
Beginning of period	1,578,483	1,585,119	1,148,001	1,209,184	1,696,087	1,796,030

End of period	$2,668,543	$1,578,483	$2,458,218	$1,148,001	$1,653,975	$1,696,087

CHANGES IN UNITS OUTSTANDING:
Units issued	55,998	29,570	74,099	18,975	227	265
Units redeemed	(20,835)	(41,148)	(36,352)	(31,654)	(111,892)	(90,448)

Net increase (decrease)	35,163	(11,578)	37,747	(12,679)	(111,665)	(90,183)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	INVESCO VAN KAMPEN V.I. COMSTOCK FUND		INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$56,301	$32,595	$87,272	$74,601	$130,935	$181,267
Net realized gain on investments	579,676	177,953	810,263	879,564	454,710	632,962
Change in net unrealized appreciation (depreciation)
on investments	772,262	262,875	2,127,509	252,467	952,984	242,532

Increase in net assets resulting
from operations	1,408,239	473,423	3,025,044	1,206,632	1,538,629	1,056,761

CONTRACT TRANSACTIONS:
Purchase payments received	243,376	4,059	540,279	58,256
Transfers for contract benefits and terminations	(430,077)	(485,931)	(912,901)	(1,528,278)	(418,153)	(848,270)
Net transfers	1,586,632	1,008,812	1,588,702	(67,353)	(772,687)	(138,636)
Contract maintenance charges	(4)		(26)		(13)	(13)
Adjustments to net assets allocated to contracts
in payout phase	(6,667)	8,231	(8,250)	313	1,021	(1,799)

Increase (decrease) in net assets resulting from
contract transactions	1,393,260	535,171	1,207,804	(1,537,062)	(1,189,832)	(988,718)

Total increase (decrease) in net assets	2,801,499	1,008,594	4,232,848	(330,430)	348,797	68,043

NET ASSETS:
Beginning of period	3,388,276	2,379,682	9,017,126	9,347,556	8,715,299	8,647,256

End of period	$6,189,775	$3,388,276	$13,249,974	$9,017,126	$9,064,096	$8,715,299

CHANGES IN UNITS OUTSTANDING:
Units issued	218,813	104,709	207,984	108,919	1,923	2,113
Units redeemed	(125,469)	(61,971)	(136,425)	(232,837)	(61,053)	(55,065)

Net increase (decrease)	93,344	42,738	71,559	(123,918)	(59,130)	(52,952)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$640,090	$687,134	$605,987	$636,813	$1,230,855	$1,131,525
Net realized gain on investments	2,685,074	3,301,839	579,684	766,562	486,804	1,137,523
Change in net unrealized appreciation (depreciation)
on investments	4,945,795	218,363	(1,363,071)	165,246	(2,200,053)	540,639

Increase (decrease) in net assets resulting
from operations	8,270,959	4,207,336	(177,400)	1,568,621	(482,394)	2,809,687

CONTRACT TRANSACTIONS:
Purchase payments received	3,410,435	3,340,706			1,101,973	3,105,140
Transfers for contract benefits and terminations	(3,271,366)	(2,173,718)	(1,750,438)	(2,482,532)	(2,710,756)	(3,174,113)
Net transfers	9,596,938	1,463,527	(980,892)	(1,655,756)	(3,877,144)	4,981,577
Contract maintenance charges	(23)		(34)	(4)	(20)
Adjustments to net assets allocated to contracts
in payout phase	(80,126)	(19,953)	(321,871)	114,497	(27,886)	(3,935)

Increase (decrease) in net assets resulting from
contract transactions	9,655,858	2,610,562	(3,053,235)	(4,023,795)	(5,513,833)	4,908,669

Total increase (decrease) in net assets	17,926,817	6,817,898	(3,230,635)	(2,455,174)	(5,996,227)	7,718,356

NET ASSETS:
Beginning of period	39,675,591	32,857,693	20,266,302	22,721,476	44,907,303	37,188,947

End of period	$57,602,408	$39,675,591	$17,035,667	$20,266,302	$38,911,076	$44,907,303

CHANGES IN UNITS OUTSTANDING:
Units issued	1,088,332	737,806	13,657	(7,099)	471,265	1,132,736
Units redeemed	(456,240)	(548,544)	(139,106)	(207,941)	(848,190)	(797,530)

Net increase (decrease)	632,092	189,262	(125,449)	(215,040)	(376,925)	335,206

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,756)	$(21,873)	$149,703	$(11,831)	$61,394	$(8,211)
Net realized gain (loss) on investments	138,030	136,774	(459,148)	244,952	(724,250)	(130,524)
Change in net unrealized appreciation (depreciation)
on investments	1,775,528	1,037,805	1,106,539	589,454	977,038	402,122

Increase in net assets resulting
from operations	1,908,802	1,152,706	797,094	822,575	314,182	263,387

CONTRACT TRANSACTIONS:
Purchase payments received					10,774	62,680
Transfers for contract benefits and terminations	(455,012)	(544,233)	(832,110)	(636,155)	(271,883)	(86,185)
Net transfers	(393,409)	(408,320)	(339,423)	(792,019)	(662,499)	130,064
Contract maintenance charges	(122)		(69)		(6)
Adjustments to net assets allocated to contracts
in payout phase	1,885	(15,198)	103	(8,991)	(5,557)	143

Increase (decrease) in net assets resulting from
contract transactions	(846,658)	(967,751)	(1,171,499)	(1,437,165)	(929,171)	106,702

Total increase (decrease) in net assets	1,062,144	184,955	(374,405)	(614,590)	(614,989)	370,089

NET ASSETS:
Beginning of period	6,953,255	6,768,300	6,783,861	7,398,451	3,406,315	3,036,226

End of period	$8,015,399	$6,953,255	$6,409,456	$6,783,861	$2,791,326	$3,406,315

CHANGES IN UNITS OUTSTANDING:
Units issued		448	73	364	90,556	160,698
Units redeemed	(39,434)	(49,993)	(46,911)	(63,169)	(190,903)	(161,566)

Net decrease	(39,434)	(49,545)	(46,838)	(62,805)	(100,347)	(868)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,361	$398	$(932)	$(3,659)	$104,629	$132,926
Net realized gain (loss) on investments	310,865	278,680	15,229	(8,672)	(213,393)	59,563
Change in net unrealized appreciation (depreciation)
on investments	1,419,580	914,155	277,766	141,740	(254,699)	2,152,907

Increase (decrease) in net assets resulting
from operations	1,757,806	1,193,233	292,063	129,409	(363,463)	2,345,396

CONTRACT TRANSACTIONS:
Purchase payments received					477,269	323,020
Transfers for contract benefits and terminations	(643,347)	(524,593)	(58,463)	(41,709)	(1,676,763)	(1,430,553)
Net transfers	(147,856)	(589,025)	(43,783)	(47,404)	1,785,925	3,070,337
Contract maintenance charges	(97)				(36)
Adjustments to net assets allocated to contracts
in payout phase	(3,219)	(16,871)	(2,001)	35	748	(934)

Increase (decrease) in net assets resulting from
contract transactions	(794,519)	(1,130,489)	(104,247)	(89,078)	587,143	1,961,870

Total increase in net assets	963,287	62,744	187,816	40,331	223,680	4,307,266

NET ASSETS:
Beginning of period	6,799,948	6,737,204	756,287	715,956	15,226,669	10,919,403

End of period	$7,763,235	$6,799,948	$944,103	$756,287	$15,450,349	$15,226,669

CHANGES IN UNITS OUTSTANDING:
Units issued		557	42	51	367,401	348,091
Units redeemed	(41,015)	(65,336)	(5,134)	(5,357)	(336,465)	(238,294)

Net increase (decrease)	(41,015)	(64,779)	(5,092)	(5,306)	30,936	109,797

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT UTILITIES SERIES
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(73,942)	$60,948	$98,671	$63,961	$78,939	$323,211
Net realized gain on investments	3,232,172	1,273,687	801,288	296,652	515,189	219,335
Change in net unrealized appreciation
on investments	3,733,101	1,409,953	2,503,151	963,568	392,699	102,078

Increase in net assets resulting
from operations	6,891,331	2,744,588	3,403,110	1,324,181	986,827	644,624

CONTRACT TRANSACTIONS:
Purchase payments received	493,532	105,306	815,558	353,355	134,156	134,993
Transfers for contract benefits and terminations	(1,638,966)	(1,294,931)	(1,587,200)	(870,321)	(841,092)	(472,660)
Net transfers	2,801,446	(1,308,983)	3,603,018	2,259,103	227,349	331,234
Contract maintenance charges	(34)	(4)	(4)		(3)
Adjustments to net assets allocated to contracts
in payout phase	(3,026)	(97)	(2,186)	2,969	235	(751)

Increase (decrease) in net assets resulting from
contract transactions	1,652,952	(2,498,709)	2,829,186	1,745,106	(479,355)	(7,184)

Total increase in net assets	8,544,283	245,879	6,232,296	3,069,287	507,472	637,440

NET ASSETS:
Beginning of period	17,236,495	16,990,616	11,646,011	8,576,724	5,492,982	4,855,542

End of period	$25,780,778	$17,236,495	$17,878,307	$11,646,011	$6,000,454	$5,492,982

CHANGES IN UNITS OUTSTANDING:
Units issued	222,655	84,341	368,510	259,841	198,383	221,421
Units redeemed	(168,286)	(196,834)	(215,536)	(149,134)	(240,884)	(218,658)

Net increase (decrease)	54,369	(112,493)	152,974	110,707	(42,501)	2,763

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$179	$(868)	$29,917	$14,711	$167,845	$327,883
Net realized gain (loss) on investments	32,817	65,561	1,486,018	766,058	767,585	(1,093,475)
Change in net unrealized appreciation
on investments	41,213	(34,521)	1,751,298	649,114	5,349,128	5,148,629

Increase in net assets resulting
from operations	74,209	30,172	3,267,233	1,429,883	6,284,558	4,383,037

CONTRACT TRANSACTIONS:
Purchase payments received			580,067	210,246	488,537	264,372
Transfers for contract benefits and terminations	(47,965)	(182)	(687,263)	(987,241)	(1,766,932)	(2,220,439)
Net transfers	(13,623)	(21,293)	628,963	587,515	381,841	(1,080,809)
Contract maintenance charges			(16)		(32)	(5)
Adjustments to net assets allocated to contracts
in payout phase	246	(873)	(3,861)	2,439	(22,889)	9,372

Increase (decrease) in net assets resulting from
contract transactions	(61,342)	(22,348)	517,890	(187,041)	(919,475)	(3,027,509)

Total increase in net assets	12,867	7,824	3,785,123	1,242,842	5,365,083	1,355,528

NET ASSETS:
Beginning of period	220,470	212,646	10,250,617	9,007,775	24,678,307	23,322,779

End of period	$233,337	$220,470	$14,035,740	$10,250,617	$30,043,390	$24,678,307

CHANGES IN UNITS OUTSTANDING:
Units issued	222		144,597	102,338	191,978	120,907
Units redeemed	(4,572)	(4,199)	(124,755)	(115,900)	(235,564)	(291,026)

Net increase (decrease)	(4,350)	(4,199)	19,842	(13,562)	(43,586)	(170,119)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$79,148	$73,556	$1,787,125	$1,787,018	$565,471	$876,578
Net realized gain on investments	612,986	583,309	893,024	151,296	515,265	704,524
Change in net unrealized appreciation
on investments	2,055,110	1,101,226	(860,542)	2,548,468	(1,745,121)	2,140,271

Increase (decrease) in net assets resulting
from operations	2,747,244	1,758,091	1,819,607	4,486,782	(664,385)	3,721,373

CONTRACT TRANSACTIONS:
Purchase payments received	783,642	255,323	813,061	1,750,672	2,387,482	2,804,731
Transfers for contract benefits and terminations	(1,017,840)	(836,081)	(3,411,953)	(2,553,692)	(8,733,249)	(6,710,032)
Net transfers	1,658,417	707,462	(2,606,256)	5,157,989	8,987,480	4,691,195
Contract maintenance charges			(16)	(4)	(73)
Adjustments to net assets allocated to contracts
in payout phase	43	483	9,948	(24,849)	(92,031)	(25,826)

Increase (decrease) in net assets resulting from
contract transactions	1,424,262	127,187	(5,195,216)	4,330,116	2,549,609	760,068

Total increase (decrease) in net assets	4,171,506	1,885,278	(3,375,609)	8,816,898	1,885,224	4,481,441

NET ASSETS:
Beginning of period	10,345,703	8,460,425	39,753,649	30,936,751	78,782,684	74,301,243

End of period	$14,517,209	$10,345,703	$36,378,040	$39,753,649	$80,667,908	$78,782,684

CHANGES IN UNITS OUTSTANDING:
Units issued	215,880	134,051	504,261	950,213	1,534,300	1,062,758
Units redeemed	(142,428)	(129,559)	(760,828)	(728,854)	(1,336,004)	(1,006,093)

Net increase (decrease)	73,452	4,492	(256,567)	221,359	198,296	56,665

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,087,381	$2,641,882	$916	$(4,472)	$15,447	$25,722
Net realized gain (loss) on investments	3,239,050	4,635,699	(32,274)	(6,463)	257,758	329,891
Change in net unrealized appreciation (depreciation)
on investments	(9,346,703)	4,743,358	(5,692)	99,217	688,514	(11,416)

Increase (decrease) in net assets resulting
from operations	(4,020,272)	12,020,939	(37,050)	88,282	961,719	344,197

CONTRACT TRANSACTIONS:
Purchase payments received	5,026,897	5,721,109			7,348	9,549
Transfers for contract benefits and terminations	(11,928,598)	(14,435,045)	(48,881)	(71,847)	(421,293)	(418,691)
Net transfers	(9,789,483)	9,339,444	(268,615)	(239,366)	92,703	(398,050)
Contract maintenance charges	(150)				(40)
Adjustments to net assets allocated to contracts
in payout phase	(74,458)	(84,404)

Increase (decrease) in net assets resulting from
contract transactions	(16,765,792)	541,104	(317,496)	(311,213)	(321,282)	(807,192)

Total increase (decrease) in net assets	(20,786,064)	12,562,043	(354,546)	(222,931)	640,437	(462,995)

NET ASSETS:
Beginning of period	150,431,782	137,869,739	770,587	993,518	3,280,766	3,743,761

End of period	$129,645,718	$150,431,782	$416,041	$770,587	$3,921,203	$3,280,766

CHANGES IN UNITS OUTSTANDING:
Units issued	1,140,091	1,740,104			31,238	22,445
Units redeemed	(2,218,758)	(1,718,527)	(46,373)	(44,791)	(60,052)	(88,851)

Net increase (decrease)	(1,078,667)	21,577	(46,373)	(44,791)	(28,814)	(66,406)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(38,854)	$(35,039)	$(52)	$1,713	$(13,663)	$(8,589)
Net realized gain on investments	920,468	100,825	103,241	127,286	120,542	43,366
Change in net unrealized appreciation
on investments	714,152	186,434	477,671	26,701	389,586	142,177

Increase in net assets resulting
from operations	1,595,766	252,220	580,860	155,700	496,465	176,954

CONTRACT TRANSACTIONS:
Purchase payments received	23,280	51,779	14,055	33,665	143,804	37,468
Transfers for contract benefits and terminations	(481,404)	(244,871)	(143,287)	(138,248)	(293,962)	(93,445)
Net transfers	594,333	(504,006)	152,516	(20,545)	282,894	(291,520)
Contract maintenance charges	(31)		(3)
Adjustments to net assets allocated to contracts
in payout phase	64	829	(3,118)	685	(219)	476

Increase (decrease) in net assets resulting from
contract transactions	136,242	(696,269)	20,163	(124,443)	132,517	(347,021)

Total increase (decrease) in net assets	1,732,008	(444,049)	601,023	31,257	628,982	(170,067)

NET ASSETS:
Beginning of period	3,810,170	4,254,219	1,811,933	1,780,676	1,531,933	1,702,000

End of period	$5,542,178	$3,810,170	$2,412,956	$1,811,933	$2,160,915	$1,531,933

CHANGES IN UNITS OUTSTANDING:
Units issued	177,099	53,012	31,974	60,521	27,597	4,842
Units redeemed	(164,522)	(107,178)	(29,745)	(73,985)	(19,417)	(29,902)

Net increase (decrease)	12,577	(54,166)	2,229	(13,464)	8,180	(25,060)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15,110)	$(16,723)	$15,928	$50,221	$54,059	$43,617
Net realized gain (loss) on investments	(274,658)	(178,667)	(72,765)	56,811	401,372	87,244
Change in net unrealized appreciation (depreciation)
on investments	475,957	40,622	22,141	(76,190)	1,133,471	358,258

Increase (decrease) in net assets resulting
from operations	186,189	(154,768)	(34,696)	30,842	1,588,902	489,119

CONTRACT TRANSACTIONS:
Purchase payments received	40,737	46,209	62,052	44,857	792,011	149,274
Transfers for contract benefits and terminations	(93,436)	(90,183)	(392,347)	(247,718)	(677,476)	(640,314)
Net transfers	(199,137)	(3,688)	(132,572)	(470,819)	2,247,421	2,119,998
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase	(55)	930			(10,891)	16,126

Increase (decrease) in net assets resulting from
contract transactions	(251,891)	(46,732)	(462,867)	(673,680)	2,351,065	1,645,084

Total increase (decrease) in net assets	(65,702)	(201,500)	(497,563)	(642,838)	3,939,967	2,134,203

NET ASSETS:
Beginning of period	2,343,637	2,545,137	2,927,695	3,570,533	4,187,994	2,053,791

End of period	$2,277,935	$2,343,637	$2,430,132	$2,927,695	$8,127,961	$4,187,994

CHANGES IN UNITS OUTSTANDING:
Units issued	29,848	58,785	51,010	315,602	300,258	295,591
Units redeemed	(47,814)	(66,798)	(93,607)	(377,770)	(139,948)	(162,812)

Net increase (decrease)	(17,966)	(8,013)	(42,597)	(62,168)	160,310	132,779

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	PUTNAM VT GLOBAL HEALTH CARE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,615	$2,596	$29,251	$(43,756)	$285,477	$466,039
Net realized gain (loss) on investments	777,349	5,756	920,179	382,866	302,581	(1,201,326)
Change in net unrealized appreciation
on investments	1,239,504	265,664	1,168,353	300,272	5,326,305	3,975,064

Increase in net assets resulting
from operations	2,020,468	274,016	2,117,783	639,382	5,914,363	3,239,777

CONTRACT TRANSACTIONS:
Purchase payments received	86,327	22,827	184,423	138,143	711,087	506,970
Transfers for contract benefits and terminations	(174,576)	(68,423)	(595,925)	(489,338)	(2,291,805)	(1,515,005)
Net transfers	3,516,963	2,491,669	1,082,902	539,345	(503,507)	(2,457,545)
Contract maintenance charges	(9)		(3)		(47)	(6)
Adjustments to net assets allocated to contracts
in payout phase		(331)	(3)	(114)	(80,140)	12,326

Increase (decrease) in net assets resulting from
contract transactions	3,428,705	2,445,742	671,394	188,036	(2,164,412)	(3,453,260)

Total increase (decrease) in net assets	5,449,173	2,719,758	2,789,177	827,418	3,749,951	(213,483)

NET ASSETS:
Beginning of period	3,724,881	1,005,123	6,559,984	5,732,566	27,047,398	27,260,881

End of period	$9,174,054	$3,724,881	$9,349,161	$6,559,984	$30,797,349	$27,047,398

CHANGES IN UNITS OUTSTANDING:
Units issued	540,295	394,208	129,156	100,703	150,960	134,765
Units redeemed	(270,975)	(153,003)	(102,524)	(90,599)	(255,554)	(355,002)

Net increase (decrease)	269,320	241,205	26,632	10,104	(104,594)	(220,237)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(714,242)	$(812,957)	$1,413,924	$1,173,760	$86,461	$77,343
Net realized gain (loss) on investments			3,637,459	974,045	(21,487)	112,688
Change in net unrealized appreciation (depreciation)
on investments			36,841,136	14,927,524	(78,372)	(41,865)

Increase (decrease) in net assets resulting
from operations	(714,242)	(812,957)	41,892,519	17,075,329	(13,398)	148,166

CONTRACT TRANSACTIONS:
Purchase payments received	54,098,180	36,335,074	7,845,861	4,565,699	14,054	707,185
Transfers for contract benefits and terminations	(18,978,615)	(38,674,219)	(9,563,778)	(7,726,991)	(488,823)	(198,179)
Net transfers	(41,386,315)	(20,726,631)	11,249,943	1,812,218	597,522	321,428
Contract maintenance charges	(11,267)	(13,356)	(547)	(19)
Adjustments to net assets allocated to contracts
in payout phase	(165,072)	66,293	(161,313)	25,109

Increase (decrease) in net assets resulting from
contract transactions	(6,443,089)	(23,012,839)	9,370,166	(1,323,984)	122,753	830,434

Total increase (decrease) in net assets	(7,157,331)	(23,825,796)	51,262,685	15,751,345	109,355	978,600

NET ASSETS:
Beginning of period	97,088,244	120,914,040	131,760,592	116,009,247	3,286,723	2,308,123

End of period	$89,930,913	$97,088,244	$183,023,277	$131,760,592	$3,396,078	$3,286,723

CHANGES IN UNITS OUTSTANDING:
Units issued	8,766,356	7,153,570	1,767,675	1,470,634	83,483	137,897
Units redeemed	(9,324,014)	(9,070,988)	(1,110,965)	(1,476,949)	(72,172)	(71,344)

Net increase (decrease)	(557,658)	(1,917,418)	656,710	(6,315)	11,311	66,553

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		TEMPLETON FOREIGN SECURITIES FUND - VIPT
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86,318	$73,835	$(9,579)	$(4,648)	$76,630	$80,333
Net realized gain (loss) on investments	917,777	316,325	377,028	175,068	35,051	(58,441)
Change in net unrealized appreciation (depreciation)
on investments	1,220,244	266,088	118,819	(42,959)	934,378	542,384

Increase in net assets resulting
from operations	2,224,339	656,248	486,268	127,461	1,046,059	564,276

CONTRACT TRANSACTIONS:
Purchase payments received	336,924	57,591	376,861	96,646	350,779	133,662
Transfers for contract benefits and terminations	(405,572)	(264,168)	(128,956)	(153,251)	(642,595)	(355,881)
Net transfers	1,691,909	2,122,992	434,833	(319,929)	905,515	1,557,453
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase	(6,459)	7,905	73	451	(5,778)	3,879

Increase (decrease) in net assets resulting from
contract transactions	1,616,802	1,924,320	682,811	(376,083)	607,921	1,339,113

Total increase (decrease) in net assets	3,841,141	2,580,568	1,169,079	(248,622)	1,653,980	1,903,389

NET ASSETS:
Beginning of period	6,534,668	3,954,100	1,295,486	1,544,108	4,643,090	2,739,701

End of period	$10,375,809	$6,534,668	$2,464,565	$1,295,486	$6,297,070	$4,643,090

CHANGES IN UNITS OUTSTANDING:
Units issued	134,771	191,897	51,611	35,849	194,555	213,427
Units redeemed	(51,051)	(73,010)	(20,361)	(59,424)	(147,988)	(87,319)

Net increase (decrease)	83,720	118,887	31,250	(23,575)	46,567	126,108

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$111,581	$6,640	$(17,157)	$(14,263)	$22,529	$3,380
Net realized gain (loss) on investments	195,128	(186,646)	147,061	82,938	1,168,317	1,259,933
Change in net unrealized appreciation
on investments	419,246	1,225,515	577,347	261,123	(1,041,023)	(57,637)

Increase in net assets resulting
from operations	725,955	1,045,509	707,251	329,798	149,823	1,205,676

CONTRACT TRANSACTIONS:
Purchase payments received			26,687	55,546	795	1,372
Transfers for contract benefits and terminations	(261,635)	(337,243)	(132,187)	(175,990)	(566,811)	(763,611)
Net transfers	(443,451)	(929,150)	313,537	67,604	(1,776,105)	120,922
Contract maintenance charges	(8)				(46)	(11)
Adjustments to net assets allocated to contracts
in payout phase	1,339			(4,427)	(2,995)	3,388

Increase (decrease) in net assets resulting from
contract transactions	(703,755)	(1,266,393)	208,037	(57,267)	(2,345,162)	(637,940)

Total increase (decrease) in net assets	22,200	(220,884)	915,288	272,531	(2,195,339)	567,736

NET ASSETS:
Beginning of period	4,342,741	4,563,625	2,027,511	1,754,980	8,837,148	8,269,412

End of period	$4,364,941	$4,342,741	$2,942,799	$2,027,511	$6,641,809	$8,837,148

CHANGES IN UNITS OUTSTANDING:
Units issued			40,336	38,708	38,951	69,523
Units redeemed	(75,329)	(161,775)	(30,053)	(41,501)	(103,248)	(88,273)

Net increase (decrease)	(75,329)	(161,775)	10,283	(2,793)	(64,297)	(18,750)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	VAN ECK VIP GLOBAL BOND FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2013	2012	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$169,250	$161,301	$(8,311)	$(2,659)	$(42,753)	$(35,939)
Net realized gain (loss) on investments	(186,873)	53,506	(449,991)	(218,564)	689,887	471,259
Change in net unrealized appreciation (depreciation)
on investments	(1,245,466)	309,849	853,521	314,543	1,483,396	297,649

Increase (decrease) in net assets resulting
from operations	(1,263,089)	524,656	395,219	93,320	2,130,530	732,969

CONTRACT TRANSACTIONS:
Purchase payments received	250,750	527,914	67,986	99,834	155,090	51,079
Transfers for contract benefits and terminations	(1,075,133)	(852,494)	(176,083)	(285,478)	(556,900)	(336,918)
Net transfers	(311,534)	623,323	(88,017)	134,181	1,267,598	(81,489)
Contract maintenance charges	(2)
Adjustments to net assets allocated to contracts
in payout phase	(1,595)	203	1,101		(3,535)	78

Increase (decrease) in net assets resulting from
contract transactions	(1,137,514)	298,946	(195,013)	(51,463)	862,253	(367,250)

Total increase (decrease) in net assets	(2,400,603)	823,602	200,206	41,857	2,992,783	365,719

NET ASSETS:
Beginning of period	11,924,230	11,100,628	4,697,206	4,655,349	4,950,227	4,584,508

End of period	$9,523,627	$11,924,230	$4,897,412	$4,697,206	$7,943,010	$4,950,227

CHANGES IN UNITS OUTSTANDING:
Units issued	183,518	264,007	108,329	151,376	87,984	63,917
Units redeemed	(288,526)	(243,432)	(124,640)	(155,989)	(52,226)	(99,429)

Net increase (decrease)	(105,008)	20,575	(16,311)	(4,613)	35,758	(35,512)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2013 AND 2012

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2013	2012	2013	2012

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(32,180)	$(35,047)	$(3,124)	$(344)
Net realized gain (loss) on investments	683,277	395,347	(35,362)	(161,491)
Change in net unrealized appreciation (depreciation)
on investments	904,069	362,656	325,344	441,601

Increase in net assets resulting
from operations	1,555,166	722,956	286,858	279,766

CONTRACT TRANSACTIONS:
Purchase payments received	66,355	21,794
Transfers for contract benefits and terminations	(531,447)	(362,440)	(78,813)	(301,003)
Net transfers	198,981	(307,389)	(152,073)	(190,493)
Contract maintenance charges			(20)
Adjustments to net assets allocated to contracts
in payout phase	(38,762)	(18,934)	(5,292)	1,386

Decrease in net assets resulting from
contract transactions	(304,873)	(666,969)	(236,198)	(490,110)

Total increase (decrease) in net assets	1,250,293	55,987	50,660	(210,344)

NET ASSETS:
Beginning of period	5,336,083	5,280,096	2,135,255	2,345,599

End of period	$6,586,376	$5,336,083	$2,185,915	$2,135,255

CHANGES IN UNITS OUTSTANDING:
Units issued	93,534	39,649	283	330
Units redeemed	(108,172)	(88,281)	(13,167)	(32,541)

Net decrease	(14,638)	(48,632)	(12,884)	(32,211)

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2013

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:
Level 1 - Valuations based on unadjusted quoted prices for identical securities in active markets.
Level 2 - Valuations based on either directly or indirectly observable inputs other than quoted prices included in Level 1. These may include quoted prices for similar assets in active markets.
Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.
Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$9,047	$235,887
Alger Large Cap Growth Portfolio	2,018,653	3,357,271
Alger Mid Cap Growth Portfolio	1,019,967	1,310,128
AllianceBernstein VPS Growth and Income Portfolio	227,504	879,063
AllianceBernstein VPS Growth Portfolio	3,706	807,138
AllianceBernstein VPS International Growth Portfolio	1,803,828	3,486,256
AllianceBernstein VPS International Value Portfolio	276,457	850,546
AllianceBernstein VPS Real Estate Investment Portfolio	4,774,161	4,314,894
AllianceBernstein VPS Small/Mid Cap Value Portfolio	6,206,842	4,760,649
American Century Investments VP Balanced Fund	3,560,748	1,860,991
American Century Investments VP Income & Growth Fund	69,707	410,568
American Century Investments VP International Fund	86,862	754,188
American Century Investments VP Mid Cap Value Fund	2,744,349	1,343,144
American Century Investments VP Value Fund	4,369,015	3,397,421
Columbia Variable Portfolio - Marsico 21st Century Fund	1,428,136	1,033,751
Columbia Variable Portfolio - Seligman Global Technology Fund	1,358,007	1,575,619

Investment Division	Purchases	Sales
Columbia Variable Portfolio - Small Cap Value Fund	$978,812	$673,598
Delaware VIP Small Cap Value Series	2,487,459	2,657,836
Delaware VIP Smid Cap Growth Series	3,444,276	1,950,099
Dreyfus IP Midcap Stock Portfolio	17,358	166,952
Dreyfus VIF Appreciation Portfolio	3,771,252	5,843,348
Dreyfus VIF Growth and Income Portfolio	1,097,175	772,612
Dreyfus VIF Opportunistic Small Cap Portfolio	—	98,251
DWS Capital Growth VIP	2,719,456	3,645,845
DWS Core Equity VIP	1,994,107	2,701,462
DWS Large Cap Value VIP	1,750,787	2,322,826
DWS Small Cap Index VIP	4,621,384	3,286,268
DWS Small Mid Cap Growth VIP	37,481	46,288
DWS Small Mid Cap Value VIP	2,228,653	2,569,490
Federated Fund for U.S. Government Securities II	3,413,099	8,614,204
Federated Managed Tail Risk Fund II	87,549	429,288
Federated Managed Volatility Fund II	22,180	38,074
Franklin Small Cap Value Securities Fund - VIPT	2,950,746	1,141,092
Invesco V.I. Core Equity Fund	59,890	591,531
Invesco V.I. High Yield Fund	145,672	272,002
Invesco V.I. International Growth Fund	4,872,488	3,355,328
Invesco V.I. Mid Cap Core Equity Fund	1,093,601	349,154
Invesco V.I. Small Cap Equity Fund	1,549,954	776,582
Invesco V.I. Technology Fund	132,206	403,691
Invesco Van Kampen VI Comstock Fund	3,327,734	1,871,221
Invesco Van Kampen VI Growth & Income Fund	3,347,244	1,945,242
Janus Aspen Balanced Portfolio Institutional Shares	654,438	1,290,884
Janus Aspen Balanced Portfolio Service Shares	18,021,398	5,429,539
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,196,989	2,967,975
Janus Aspen Flexible Bond Portfolio Service Shares	7,975,445	11,461,944
Janus Aspen Janus Portfolio	58,219	911,386
Janus Aspen Overseas Portfolio Institutional Shares	204,666	1,226,597
Janus Aspen Overseas Portfolio Service Shares	942,015	1,804,299
Janus Aspen Worldwide Portfolio	88,300	852,121
JPMorgan Insurance Trust Small Cap Core Portfolio	5,001	108,159
Lazard Retirement Emerging Markets Equity Portfolio	5,711,974	4,931,056
LVIP Baron Growth Opportunities Fund	7,614,107	4,304,210
MFS VIT II International Value Portfolio	6,031,168	3,100,487
MFS VIT Utilities Series	2,564,814	2,856,261
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	2,288	63,696
NVIT Mid Cap Index Fund	3,645,053	2,770,862
Oppenheimer Global Securities Fund/VA	4,276,434	5,004,635
Oppenheimer International Growth Fund/VA	3,705,276	2,201,513
Pimco VIT High Yield Portfolio	11,875,536	15,293,957
Pimco VIT Low Duration Portfolio	17,743,656	14,536,311
Pimco VIT Total Return Portfolio	16,469,635	29,926,653

Investment Division	Purchases	Sales
Pioneer Emerging Markets VCT Portfolio	$4,711	$321,324
Pioneer Fund VCT Portfolio	705,072	858,746
Pioneer Growth Opportunities VCT Portfolio	2,878,142	2,589,702
Pioneer Mid Cap Value VCT Portfolio	406,089	382,797
Prudential Series Fund Equity Portfolio	479,749	360,615
Prudential Series Fund Natural Resources Portfolio	422,925	689,873
Putnam VT American Government Income Fund	575,457	1,022,447
Putnam VT Equity Income Fund	4,325,169	1,908,748
Putnam VT Global Healthcare Fund	6,901,809	3,313,910
Royce Capital Fund - Small-Cap Portfolio	3,008,471	1,829,151
Schwab Markettrack Growth Portfolio II	3,387,421	4,930,548
Schwab Money Market Portfolio	68,477,875	75,470,724
Schwab S&P 500 Index Portfolio	26,923,924	15,973,285
Sentinel Variable Products Bond Fund	1,129,956	920,732
Sentinel Variable Products Common Stock Fund	3,282,645	914,458
Sentinel Variable Products Small Company Fund	1,424,054	403,838
Templeton Foreign Securities Fund - VIPT	2,384,734	1,694,241
Third Avenue Value Portfolio	145,368	738,880
Touchstone VST Mid Cap Growth Fund	798,932	560,276
Universal Institutional Fund U.S. Real Estate Portfolio	1,393,247	3,713,125
Van Eck VIP Global Bond Fund	2,297,518	3,262,391
Van Eck VIP Global Hard Assets Fund	1,644,863	1,755,538
Wells Fargo Advantage VT Discovery Fund	2,027,854	1,040,620
Wells Fargo Advantage VT Opportunity Fund	1,409,707	1,707,862
Wells Fargo Advantage VT Small Cap Value Fund	15,803	249,823

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes

The Company may deduct from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements.  All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER BALANCED PORTFOLIO
2013	51	$15.44	to	$14.90	$788	1.04%	0.65%	to	0.85%	14.29%	to	14.53%
2012	67	$13.51	to	$13.01	$902	1.44%	0.65%	to	0.85%	5.30%	to	5.52%
2011	80	$12.83	to	$12.33	$1,018	2.83%	0.65%	to	0.85%	(0.77)%	to	(0.56)%
2010	88	$12.93	to	$12.40	$1,125	2.53%	0.65%	to	0.85%	9.39%	to	9.64%
2009	101	$11.82	to	$11.31	$1,161	3.26%	0.65%	to	0.85%	28.20%	to	28.38%
ALGER LARGE CAP GROWTH PORTFOLIO
2013	1,057	$29.81	to	$14.80	$23,137	0.81%	0.65%	to	0.85%	33.92%	to	34.18%
2012	1,147	$22.26	to	$11.03	$18,561	1.17%	0.65%	to	0.85%	8.96%	to	9.10%
2011	1,212	$20.43	to	$10.11	$18,211	1.02%	0.65%	to	0.85%	(1.21)%	to	(0.98)%
2010	1,347	$20.68	to	$10.21	$20,611	0.77%	0.65%	to	0.85%	12.43%	to	12.69%
2009	1,464	$18.39	to	$9.06	$20,537	0.65%	0.65%	to	0.85%	46.30%	to	46.60%
ALGER MID CAP GROWTH PORTFOLIO
2013	268	$21.66	to	$22.12	$5,984	0.34%	0.65%	to	0.85%	34.71%	to	34.96%
2012	282	$16.08	to	$16.39	$4,678	0.00%	0.65%	to	0.85%	15.27%	to	15.50%
2011	369	$13.95	to	$14.19	$5,278	0.36%	0.65%	to	0.85%	(9.06)%	to	(8.92)%
2010	524	$15.34	to	$15.58	$8,194	0.00%	0.65%	to	0.85%	18.36%	to	18.66%
2009	609	$12.96	to	$13.13	$8,023	0.00%	0.65%	to	0.85%	50.35%	to	50.75%
ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
2013	343	$20.29	to	$17.69	$6,465	1.36%	0.65%	to	0.85%	33.84%	to	34.12%
2012	386	$15.16	to	$13.19	$5,491	1.55%	0.65%	to	0.85%	16.53%	to	16.73%
2011	479	$13.01	to	$11.30	$5,785	1.35%	0.65%	to	0.85%	5.34%	to	5.61%
2010	598	$12.35	to	$10.70	$6,774	0.00%	0.65%	to	0.85%	12.17%	to	12.39%
2009	762	$11.01	to	$9.52	$7,606	4.02%	0.65%	to	0.85%	19.80%	to	20.05%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2013	82	$20.59	to	$15.09	$1,326	0.26%	0.65%	to	0.85%	32.84%	to	33.19%
2012	146	$15.50	to	$11.33	$1,713	0.05%	0.65%	to	0.85%	12.97%	to	13.07%
2011	168	$13.72	to	$10.02	$1,741	0.00%	0.65%	to	0.85%	0.37%	to	0.60%
2010	226	$13.67	to	$9.96	$2,351	0.29%	0.65%	to	0.85%	14.11%	to	14.35%
2009	284	$11.98	to	$8.71	$2,611	0.00%	0.65%	to	0.85%	32.08%	to	32.37%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2013	923	$15.22	to	$15.48	$14,361	0.96%	0.65%	to	0.85%	12.66%	to	12.83%
2012	1,044	$13.51	to	$13.72	$14,374	1.62%	0.65%	to	0.85%	14.59%	to	14.81%
2011	1,268	$11.79	to	$11.95	$15,109	3.17%	0.65%	to	0.85%	(16.56)%	to	(16.38)%
2010	1,625	$14.13	to	$14.29	$23,164	2.08%	0.65%	to	0.85%	11.92%	to	12.17%
2009	1,873	$12.62	to	$12.74	$23,803	4.62%	0.65%	to	0.85%	38.38%	to	38.63%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2013	554	$8.44	to	$8.57	$4,735	6.04%	0.65%	to	0.85%	21.97%	to	22.25%
2012	662	$6.92	to	$7.01	$4,635	1.53%	0.65%	to	0.85%	13.63%	to	13.80%
2011	836	$6.09	to	$6.16	$5,258	3.62%	0.65%	to	0.85%	(19.97)%	to	(19.79)%
2010	1,215	$7.61	to	$7.68	$9,313	2.88%	0.65%	to	0.85%	3.68%	to	3.92%
2009	1,788	$7.34	to	$7.39	$13,193	1.38%	0.65%	to	0.85%	33.70%	to	33.88%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2013	433	$28.35	to	$37.05	$15,784	1.44%	0.65%	to	0.85%	3.32%	to	3.52%
2012	474	$27.44	to	$35.79	$16,760	1.09%	0.65%	to	0.85%	20.14%	to	20.42%
2011	495	$22.84	to	$29.72	$14,395	1.48%	0.65%	to	0.85%	8.09%	to	8.31%
2010	530	$21.13	to	$27.44	$14,012	1.34%	0.65%	to	0.85%	25.33%	to	25.53%
2009	511	$16.86	to	$21.86	$10,824	2.86%	0.65%	to	0.85%	28.31%	to	28.66%
ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2013	392	$17.60	to	$17.87	$6,957	0.66%	0.65%	to	0.85%	36.86%	to	37.15%
2012	321	$12.86	to	$13.03	$4,154	0.53%	0.65%	to	0.85%	17.77%	to	18.03%
2011	367	$10.92	to	$11.04	$4,039	0.51%	0.65%	to	0.85%	(9.15)%	to	(8.99)%
2010	475	$12.02	to	$12.13	$5,748	0.56%	0.65%	to	0.85%	25.82%	to	26.09%
2009	475	$9.55	to	$9.62	$4,565	1.07%	0.65%	to	0.85%	41.69%	to	41.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2013	705	$18.56	to	$18.95	$13,328	1.62%	0.65%	to	0.85%	16.44%	to	16.69%
2012	626	$15.94	to	$16.24	$10,170	2.14%	0.65%	to	0.85%	10.85%	to	11.08%
2011	561	$14.38	to	$14.62	$8,184	1.95%	0.65%	to	0.85%	4.43%	to	4.65%
2010	478	$13.77	to	$13.97	$6,667	1.90%	0.65%	to	0.85%	10.69%	to	10.87%
2009	487	$12.44	to	$12.60	$6,130	5.17%	0.65%	to	0.85%	14.55%	to	14.75%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2013	182	$20.48	to	$17.70	$3,396	2.20%	0.65%	to	0.85%	34.65%	to	34.91%
2012	206	$15.21	to	$13.12	$2,844	2.05%	0.65%	to	0.85%	13.85%	to	13.99%
2011	273	$13.36	to	$11.51	$3,268	1.54%	0.65%	to	0.85%	2.22%	to	2.49%
2010	336	$13.07	to	$11.23	$3,913	1.50%	0.65%	to	0.85%	13.16%	to	13.43%
2009	426	$11.55	to	$9.90	$4,421	4.73%	0.65%	to	0.85%	17.14%	to	17.30%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2013	259	$25.71	to	$15.90	$5,194	1.74%	0.65%	to	0.85%	21.37%	to	21.56%
2012	294	$21.18	to	$13.08	$4,969	0.88%	0.65%	to	0.85%	20.14%	to	20.44%
2011	338	$17.63	to	$10.86	$4,816	1.46%	0.65%	to	0.85%	(12.77)%	to	(12.63)%
2010	412	$20.21	to	$12.43	$6,761	2.43%	0.65%	to	0.85%	12.31%	to	12.59%
2009	520	$17.99	to	$11.04	$7,528	2.13%	0.65%	to	0.85%	32.57%	to	32.85%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2013	256	$22.54	to	$22.75	$5,802	1.07%	0.65%	to	0.85%	28.80%	to	29.04%
2012	191	$17.50	to	$17.63	$3,354	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2011	163	$15.19	to	$15.27	$2,489	1.26%	0.65%	to	0.85%	(1.68)%	to	(1.48)%
2010	109	$15.45	to	$15.50	$1,695	2.34%	0.65%	to	0.85%	17.99%	to	18.23%
2009	50	$13.09	to	$13.11	$653	1.27%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2013	1,145	$21.68	to	$22.14	$25,305	1.66%	0.65%	to	0.85%	30.60%	to	30.85%
2012	1,109	$16.60	to	$16.92	$18,749	1.92%	0.65%	to	0.85%	13.62%	to	13.86%
2011	1,146	$14.61	to	$14.86	$17,013	2.03%	0.65%	to	0.85%	0.14%	to	0.34%
2010	1,216	$14.59	to	$14.81	$17,992	2.28%	0.65%	to	0.85%	12.49%	to	12.71%
2009	1,091	$12.97	to	$13.14	$14,355	5.83%	0.65%	to	0.85%	18.88%	to	19.13%
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2013	100	$20.88	to	$21.08	$2,094	0.22%	0.65%	to	0.85%	40.80%	to	41.10%
2012	82	$14.83	to	$14.94	$1,218	0.00%	0.65%	to	0.85%	10.18%	to	10.42%
2011	103	$13.46	to	$13.53	$1,392	0.00%	0.65%	to	0.85%	(12.88)%	to	(12.71)%
2010	111	$15.45	to	$15.50	$1,725	0.00%	0.65%	to	0.85%	16.15%	to	16.37%
2009	38	$13.30	to	$13.32	$502	0.00%	0.65%	to	0.85%	33.00%	to	33.20%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2013	401	$12.22	to	$12.29	$4,928	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2012	429	$9.82	to	$9.86	$4,233	0.00%	0.65%	to	0.85%	6.05%	to	6.36%
2011	447	$9.26	to	$9.27	$4,144	0.00%	0.65%	to	0.85%	(7.40)%	to	(7.30)%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2013	63	$21.61	to	$21.81	$1,366	1.41%	0.65%	to	0.85%	32.90%	to	33.15%
2012	48	$16.26	to	$16.38	$787	0.30%	0.65%	to	0.85%	10.31%	to	10.53%
2011	67	$14.74	to	$14.82	$996	0.88%	0.65%	to	0.85%	(6.94)%	to	(6.73)%
2010	82	$15.84	to	$15.89	$1,301	0.92%	0.65%	to	0.85%	25.39%	to	25.61%
2009	33	$12.63	to	$12.65	$418	0.45%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
2013	675	$29.42	to	$35.09	$22,298	0.73%	0.65%	to	0.85%	32.34%	to	32.67%
2012	713	$22.23	to	$26.45	$17,817	0.59%	0.65%	to	0.85%	12.96%	to	13.18%
2011	796	$19.68	to	$23.37	$17,633	0.52%	0.65%	to	0.85%	(2.19)%	to	(1.97)%
2010	886	$20.12	to	$23.84	$20,009	0.66%	0.65%	to	0.85%	31.16%	to	31.42%
2009	950	$15.34	to	$18.14	$16,252	0.97%	0.65%	to	0.85%	30.78%	to	30.97%
DELAWARE VIP SMID CAP GROWTH SERIES
2013	347	$20.81	to	$27.40	$8,627	0.02%	0.65%	to	0.85%	40.11%	to	40.37%
2012	299	$14.85	to	$19.52	$5,257	0.26%	0.65%	to	0.85%	10.08%	to	10.34%
2011	332	$13.49	to	$17.69	$5,223	1.09%	0.65%	to	0.85%	7.23%	to	7.41%
2010	301	$12.58	to	$16.47	$4,413	0.00%	0.65%	to	0.85%	35.16%	to	35.44%
2009	142	$9.31	to	$12.16	$1,570	0.00%	0.65%	to	0.85%	44.12%	to	44.42%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2013	53	$24.30	to	$24.82	$1,326	1.40%	0.65%	to	0.85%	33.81%	to	34.09%
2012	60	$18.16	to	$18.51	$1,129	0.47%	0.65%	to	0.85%	18.69%	to	18.88%
2011	76	$15.30	to	$15.57	$1,191	0.53%	0.65%	to	0.85%	(0.46)%	to	(0.26)%
2010	107	$15.37	to	$15.61	$1,656	1.10%	0.65%	to	0.85%	25.98%	to	26.29%
2009	149	$12.20	to	$12.36	$1,837	1.67%	0.65%	to	0.85%	34.36%	to	34.64%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF APPRECIATION PORTFOLIO
2013	830	$16.42	to	$18.30	$14,618	1.93%	0.65%	to	0.85%	20.12%	to	20.32%
2012	973	$13.67	to	$15.21	$14,235	3.62%	0.65%	to	0.85%	9.45%	to	9.74%
2011	903	$12.49	to	$13.86	$12,047	1.60%	0.65%	to	0.85%	8.14%	to	8.28%
2010	822	$11.55	to	$12.80	$10,102	1.98%	0.65%	to	0.85%	14.30%	to	14.59%
2009	600	$10.10	to	$11.17	$6,356	2.59%	0.65%	to	0.85%	21.39%	to	21.81%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2013	219	$20.28	to	$16.08	$3,577	0.93%	0.65%	to	0.85%	35.65%	to	35.93%
2012	195	$14.95	to	$11.83	$2,362	1.42%	0.65%	to	0.85%	17.07%	to	17.36%
2011	223	$12.77	to	$10.08	$2,321	1.28%	0.65%	to	0.85%	(3.62)%	to	(3.45)%
2010	222	$13.25	to	$10.44	$2,392	1.21%	0.65%	to	0.85%	17.57%	to	17.83%
2009	249	$11.27	to	$8.86	$2,249	1.32%	0.65%	to	0.85%	27.78%	to	27.85%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2013	41	$18.98	to	$16.69	$689	0.00%	0.65%	to	0.85%	47.34%	to	47.57%
2012	47	$12.88	to	$11.31	$541	0.00%	0.65%	to	0.85%	19.48%	to	19.81%
2011	52	$10.78	to	$9.44	$504	0.42%	0.65%	to	0.85%	(14.51)%	to	(14.42)%
2010	61	$12.61	to	$11.03	$682	0.74%	0.65%	to	0.85%	30.00%	to	30.22%
2009	78	$9.70	to	$8.47	$670	1.73%	0.65%	to	0.85%	25.00%	to	25.30%
DWS CAPITAL GROWTH VIP
2013	985	$21.75	to	$15.48	$16,430	1.28%	0.65%	to	0.85%	33.52%	to	33.68%
2012	1,067	$16.29	to	$11.58	$13,179	0.84%	0.65%	to	0.85%	15.04%	to	15.34%
2011	952	$14.16	to	$10.04	$10,136	0.65%	0.65%	to	0.85%	(5.28)%	to	(5.10)%
2010	783	$14.95	to	$10.58	$8,981	0.90%	0.65%	to	0.85%	15.71%	to	16.01%
2009	769	$12.92	to	$9.12	$7,461	1.30%	0.65%	to	0.85%	25.80%	to	25.97%
DWS CORE EQUITY VIP
2013	470	$14.23	to	$18.90	$8,328	1.46%	0.65%	to	0.85%	36.17%	to	36.46%
2012	531	$10.45	to	$13.85	$6,823	1.45%	0.65%	to	0.85%	4.81%	to	15.03%
2011	753	$9.97	to	$12.04	$8,747	1.28%	0.65%	to	0.85%	(1.38)%	to	(1.15)%
2010	545	$10.11	to	$12.18	$6,293	1.70%	0.65%	to	0.85%	12.83%	to	12.99%
2009	516	$8.96	to	$10.78	$5,258	2.28%	0.65%	to	0.85%	32.94%	to	33.09%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DWS LARGE CAP VALUE VIP
2013	712	$16.20	to	$16.48	$11,659	1.91%	0.65%	to	0.85%	29.81%	to	30.07%
2012	764	$12.48	to	$12.67	$9,638	1.83%	0.65%	to	0.85%	8.90%	to	9.04%
2011	795	$11.46	to	$11.62	$9,187	1.77%	0.65%	to	0.85%	(0.95)%	to	(0.68)%
2010	822	$11.57	to	$11.70	$9,562	1.93%	0.65%	to	0.85%	9.83%	to	10.07%
2009	633	$10.53	to	$10.63	$6,703	2.17%	0.65%	to	0.85%	24.32%	to	24.47%
DWS SMALL CAP INDEX VIP
2013	698	$27.11	to	$24.98	$18,240	1.58%	0.65%	to	0.85%	37.47%	to	37.71%
2012	672	$19.72	to	$18.14	$12,787	0.88%	0.65%	to	0.85%	15.25%	to	15.54%
2011	725	$17.11	to	$15.70	$11,979	0.92%	0.65%	to	0.85%	(5.21)%	to	(5.08)%
2010	802	$18.05	to	$16.54	$13,934	0.93%	0.65%	to	0.85%	25.32%	to	25.59%
2009	843	$14.40	to	$13.17	$11,656	1.79%	0.65%	to	0.85%	25.44%	to	25.79%
DWS SMALL MID CAP GROWTH VIP
2013	35	$20.07	to	$13.44	$537	0.12%	0.65%	to	0.85%	41.64%	to	41.77%
2012	36	$14.17	to	$9.48	$384	0.00%	0.65%	to	0.85%	13.36%	to	13.67%
2011	42	$12.50	to	$8.34	$406	0.59%	0.65%	to	0.85%	(4.73)%	to	(4.58)%
2010	65	$13.12	to	$8.74	$638	0.00%	0.65%	to	0.85%	28.38%	to	28.72%
2009	81	$10.22	to	$6.79	$652	0.00%	0.65%	to	0.85%	39.43%	to	39.71%
DWS SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2013	424	$15.80	to	$16.04	$6,782	1.20%	0.65%	to	0.85%	34.13%	to	34.34%
2012	449	$11.78	to	$11.94	$5,350	1.13%	0.65%	to	0.85%	12.73%	to	13.07%
2011	523	$10.45	to	$10.56	$5,528	1.09%	0.65%	to	0.85%	(6.86)%	to	(6.71)%
2010	663	$11.22	to	$11.32	$7,494	1.26%	0.65%	to	0.85%	22.09%	to	22.25%
2009	617	$9.19	to	$9.26	$5,705	1.76%	0.65%	to	0.85%	28.53%	to	28.79%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2013	2,200	$19.10	to	$14.67	$36,219	3.41%	0.65%	to	0.85%	(2.90)%	to	(2.65)%
2012	2,578	$19.67	to	$15.07	$43,685	3.91%	0.65%	to	0.85%	2.13%	to	2.31%
2011	2,882	$19.26	to	$14.73	$47,647	4.19%	0.65%	to	0.85%	4.84%	to	5.06%
2010	3,225	$18.37	to	$14.02	$50,614	4.54%	0.65%	to	0.85%	4.30%	to	4.47%
2009	3,747	$17.61	to	$13.42	$56,381	5.06%	0.65%	to	0.85%	4.32%	to	4.52%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FEDERATED MANAGED TAIL RISK FUND II
2013	141	$18.99	to	$18.99	$2,704	1.02%	0.85%	to	0.85%	15.51%	to	15.51%
2012	163	$16.44	to	$16.44	$2,709	0.54%	0.85%	to	0.85%	9.24%	to	9.24%
2011	172	$15.05	to	$15.05	$2,616	0.73%	0.85%	to	0.85%	(6.11)%	to	(6.11)%
2010	195	$16.03	to	$16.03	$3,152	2.09%	0.85%	to	0.85%	12.08%	to	12.08%
2009	242	$14.30	to	$14.30	$3,479	2.78%	0.85%	to	0.85%	13.76%	to	13.76%
FEDERATED MANAGED VOLATILITY FUND II
2013	38	$21.16	to	$21.16	$828	2.90%	0.85%	to	0.85%	20.71%	to	20.71%
2012	41	$17.53	to	$17.53	$713	2.91%	0.85%	to	0.85%	12.59%	to	12.59%
2011	41	$15.57	to	$15.57	$639	3.96%	0.85%	to	0.85%	3.94%	to	3.94%
2010	45	$14.98	to	$14.98	$681	6.04%	0.85%	to	0.85%	11.10%	to	11.10%
2009	51	$13.48	to	$13.48	$681	6.27%	0.85%	to	0.85%	27.17%	to	27.17%
FRANKLIN SMALL CAP VALUE SECURITIES FUND VIPT
(Effective date 05/01/2006)
2013	352	$16.13	to	$16.38	$5,784	1.12%	0.65%	to	0.85%	35.09%	to	35.37%
2012	239	$11.94	to	$12.10	$2,882	0.76%	0.65%	to	0.85%	17.40%	to	17.59%
2011	304	$10.17	to	$10.29	$3,113	0.71%	0.65%	to	0.85%	(4.60)%	to	(4.37)%
2010	342	$10.66	to	$10.76	$3,662	0.78%	0.65%	to	0.85%	27.06%	to	27.34%
2009	276	$8.39	to	$8.45	$2,320	1.73%	0.65%	to	0.85%	28.09%	to	28.42%
INVESCO V.I. CORE EQUITY FUND
2013	162	$28.43	to	$28.43	$4,647	1.36%	0.85%	to	0.85%	28.18%	to	28.18%
2012	184	$22.18	to	$22.18	$4,119	0.97%	0.85%	to	0.85%	12.88%	to	12.88%
2011	231	$19.65	to	$19.65	$4,545	0.96%	0.85%	to	0.85%	(0.91)%	to	(0.91)%
2010	255	$19.83	to	$19.83	$5,053	0.97%	0.85%	to	0.85%	8.65%	to	8.65%
2009	278	$18.25	to	$18.25	$5,082	1.73%	0.85%	to	0.85%	27.18%	to	27.18%
INVESCO V.I. HIGH YIELD FUND
2013	130	$22.54	to	$19.90	$2,922	4.92%	0.65%	to	0.85%	6.10%	to	6.36%
2012	142	$21.24	to	$18.71	$2,995	5.10%	0.65%	to	0.85%	16.13%	to	16.36%
2011	167	$18.29	to	$16.08	$3,029	7.14%	0.65%	to	0.85%	0.11%	to	0.31%
2010	198	$18.27	to	$16.03	$3,580	9.32%	0.65%	to	0.85%	12.64%	to	12.89%
2009	264	$16.22	to	$14.20	$4,212	8.16%	0.65%	to	0.85%	51.45%	to	51.71%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2013	942	$14.00	to	$14.22	$13,361	1.20%	0.65%	to	0.85%	18.04%	to	18.30%
2012	837	$11.86	to	$12.02	$10,023	1.50%	0.65%	to	0.85%	14.48%	to	14.80%
2011	857	$10.36	to	$10.47	$8,945	1.55%	0.65%	to	0.85%	(7.50)%	to	(7.35)%
2010	958	$11.20	to	$11.30	$10,799	2.40%	0.65%	to	0.85%	11.89%	to	12.10%
2009	769	$10.01	to	$10.08	$7,726	2.07%	0.65%	to	0.85%	34.18%	to	34.40%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2013	144	$18.42	to	$18.60	$2,669	0.79%	0.65%	to	0.85%	27.74%	to	28.01%
2012	109	$14.42	to	$14.53	$1,578	0.06%	0.65%	to	0.85%	9.99%	to	10.24%
2011	120	$13.11	to	$13.18	$1,585	0.31%	0.65%	to	0.85%	(7.15)%	to	(6.99)%
2010	112	$14.12	to	$14.17	$1,582	0.73%	0.65%	to	0.85%	13.12%	to	13.36%
2009	30	$12.48	to	$12.50	$373	1.99%	0.65%	to	0.85%	24.80%	to	25.00%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2013	104	$23.56	to	$23.78	$2,458	0.01%	0.65%	to	0.85%	36.34%	to	36.59%
2012	66	$17.28	to	$17.41	$1,148	0.00%	0.65%	to	0.85%	12.94%	to	13.13%
2011	79	$15.30	to	$15.39	$1,209	0.00%	0.65%	to	0.85%	(1.61)%	to	(1.35)%
2010	54	$15.55	to	$15.60	$835	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	23	$12.20	to	$12.21	$277	0.22%	0.65%	to	0.85%	22.00%	to	22.10%
INVESCO V.I. TECHNOLOGY FUND
2013	380	$19.82	to	$9.16	$1,654	0.00%	0.65%	to	0.85%	24.11%	to	24.29%
2012	492	$15.97	to	$7.37	$1,696	0.00%	0.65%	to	0.85%	10.29%	to	10.66%
2011	582	$14.48	to	$6.66	$1,796	0.17%	0.65%	to	0.85%	(5.85)%	to	(5.67)%
2010	723	$15.38	to	$7.06	$2,334	0.00%	0.65%	to	0.85%	20.34%	to	20.48%
2009	806	$12.78	to	$5.86	$2,176	0.00%	0.65%	to	0.85%	56.04%	to	56.27%
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
2013	354	$17.26	to	$17.57	$6,190	1.87%	0.65%	to	0.85%	34.84%	to	35.15%
2012	261	$12.80	to	$13.00	$3,388	1.90%	0.65%	to	0.85%	18.19%	to	18.40%
2011	218	$10.83	to	$10.98	$2,380	1.78%	0.65%	to	0.85%	(2.70)%	to	(2.49)%
2010	250	$11.13	to	$11.26	$2,798	0.12%	0.65%	to	0.85%	15.01%	to	15.25%
2009	238	$9.68	to	$9.77	$2,319	4.73%	0.65%	to	0.85%	27.70%	to	28.05%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO VAN KAMPEN V.I. GROWTH & INCOME FUND
2013	742	$17.61	to	$17.92	$13,250	1.53%	0.65%	to	0.85%	32.91%	to	33.23%
2012	670	$13.25	to	$13.45	$9,017	1.50%	0.65%	to	0.85%	13.73%	to	13.89%
2011	794	$11.65	to	$11.81	$9,348	1.26%	0.65%	to	0.85%	(2.84)%	to	(2.64)%
2010	831	$11.99	to	$12.13	$10,039	0.10%	0.65%	to	0.85%	11.53%	to	11.80%
2009	980	$10.75	to	$10.85	$10,596	4.09%	0.65%	to	0.85%	23.28%	to	23.58%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2013	404	$22.05	to	$22.52	$9,064	2.24%	0.65%	to	0.85%	19.09%	to	19.34%
2012	463	$18.51	to	$18.87	$8,715	2.79%	0.65%	to	0.85%	12.66%	to	12.86%
2011	516	$16.43	to	$16.72	$8,647	2.61%	0.65%	to	0.85%	0.80%	to	1.03%
2010	570	$16.30	to	$16.55	$9,468	2.80%	0.65%	to	0.85%	7.45%	to	7.68%
2009	638	$15.17	to	$15.37	$9,793	2.97%	0.65%	to	0.85%	24.86%	to	25.06%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	3,611	$15.54	to	$15.75	$57,602	2.06%	0.65%	to	0.85%	18.81%	to	19.05%
2012	2,979	$13.08	to	$13.23	$39,676	2.58%	0.65%	to	0.85%	12.37%	to	12.69%
2011	2,790	$11.64	to	$11.74	$32,858	2.40%	0.65%	to	0.85%	0.52%	to	0.69%
2010	2,763	$11.58	to	$11.66	$32,137	2.68%	0.65%	to	0.85%	7.22%	to	7.37%
2009	2,198	$10.80	to	$10.86	$23,819	2.88%	0.65%	to	0.85%	24.57%	to	24.83%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2013	830	$16.04	to	$20.04	$17,036	4.04%	0.65%	to	0.85%	(0.99)%	to	(0.79)%
2012	956	$16.20	to	$20.20	$20,266	3.74%	0.65%	to	0.85%	7.43%	to	7.62%
2011	1,171	$15.08	to	$18.77	$22,721	7.34%	0.65%	to	0.85%	5.82%	to	6.11%
2010	1,386	$14.25	to	$17.69	$25,385	6.05%	0.65%	to	0.85%	7.06%	to	7.28%
2009	1,667	$13.31	to	$16.49	$28,152	4.35%	0.65%	to	0.85%	12.32%	to	12.48%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	2,632	$14.60	to	$14.79	$38,911	3.63%	0.65%	to	0.85%	(1.15)%	to	(1.00)%
2012	3,009	$14.77	to	$14.94	$44,907	3.48%	0.65%	to	0.85%	7.18%	to	7.40%
2011	2,674	$13.78	to	$13.91	$37,189	6.89%	0.65%	to	0.85%	5.43%	to	5.70%
2010	2,561	$13.07	to	$13.16	$33,745	5.74%	0.65%	to	0.85%	6.85%	to	6.99%
2009	2,322	$12.23	to	$12.30	$28,596	4.33%	0.65%	to	0.85%	12.00%	to	12.23%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN JANUS PORTFOLIO
2013	312	$25.51	to	$25.51	$8,015	0.79%	0.85%	to	0.85%	29.23%	to	29.23%
2012	352	$19.74	to	$19.74	$6,953	0.55%	0.85%	to	0.85%	17.57%	to	17.57%
2011	401	$16.79	to	$16.79	$6,768	0.59%	0.85%	to	0.85%	(6.10)%	to	(6.10)%
2010	437	$17.88	to	$17.88	$7,851	1.09%	0.85%	to	0.85%	13.55%	to	13.55%
2009	497	$15.75	to	$15.75	$7,849	0.54%	0.85%	to	0.85%	35.19%	to	35.19%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2013	231	$27.64	to	$27.64	$6,409	3.16%	0.85%	to	0.85%	13.60%	to	13.60%
2012	278	$24.33	to	$24.33	$6,784	0.69%	0.85%	to	0.85%	12.48%	to	12.48%
2011	341	$21.63	to	$21.63	$7,398	0.47%	0.85%	to	0.85%	(32.74)%	to	(32.74)%
2010	504	$32.16	to	$32.16	$16,251	0.69%	0.85%	to	0.85%	24.25%	to	24.25%
2009	586	$25.88	to	$25.88	$15,202	0.56%	0.85%	to	0.85%	77.99%	to	77.99%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2013	263	$10.58	to	$10.58	$2,791	2.92%	0.85%	to	0.85%	13.28%	to	13.28%
2012	364	$9.34	to	$9.34	$3,406	0.60%	0.85%	to	0.85%	12.26%	to	12.26%
2011	365	$8.32	to	$8.32	$3,036	0.39%	0.85%	to	0.85%	(32.96)%	to	(32.96)%
2010	571	$12.41	to	$12.41	$7,085	0.51%	0.85%	to	0.85%	23.95%	to	23.95%
2009	660	$10.01	to	$10.01	$6,609	0.46%	0.85%	to	0.85%	77.48%	to	77.48%
JANUS ASPEN WORLDWIDE PORTFOLIO
2013	344	$23.81	to	$12.21	$7,763	1.21%	0.65%	to	0.85%	27.33%	to	27.59%
2012	385	$18.70	to	$9.57	$6,800	0.85%	0.65%	to	0.85%	19.11%	to	19.33%
2011	449	$15.70	to	$8.02	$6,737	0.58%	0.65%	to	0.85%	(14.49)%	to	(14.32)%
2010	501	$18.36	to	$9.36	$8,796	0.60%	0.65%	to	0.85%	14.85%	to	15.13%
2009	608	$15.99	to	$8.13	$9,194	1.40%	0.65%	to	0.85%	36.55%	to	36.87%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2013	39	$27.59	to	$23.68	$944	0.58%	0.65%	to	0.85%	41.05%	to	41.37%
2012	44	$19.56	to	$16.75	$756	0.21%	0.65%	to	0.85%	18.76%	to	18.96%
2011	49	$16.47	to	$14.08	$716	0.13%	0.65%	to	0.85%	(5.62)%	to	(5.38)%
2010	64	$17.45	to	$14.88	$977	0.00%	0.65%	to	0.85%	26.08%	to	26.32%
2009	70	$13.84	to	$11.78	$847	0.79%	0.65%	to	0.85%	21.51%	to	21.82%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2013	892	$17.16	to	$17.32	$15,450	1.43%	0.65%	to	0.85%	(2.11)%	to	(1.87)%
2012	862	$17.53	to	$17.65	$15,227	1.76%	0.65%	to	0.85%	21.06%	to	21.22%
2011	752	$14.48	to	$14.56	$10,919	1.89%	0.65%	to	0.85%	(18.70)%	to	(18.52)%
2010	807	$17.81	to	$17.87	$14,399	1.70%	0.65%	to	0.85%	21.65%	to	21.90%
2009	341	$14.64	to	$14.66	$5,001	4.86%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2013	782	$35.11	to	$31.16	$25,781	0.43%	0.65%	to	0.85%	38.88%	to	39.17%
2012	728	$25.28	to	$22.39	$17,236	1.16%	0.65%	to	0.85%	17.25%	to	17.47%
2011	840	$21.56	to	$19.06	$16,991	0.00%	0.65%	to	0.85%	3.16%	to	3.36%
2010	937	$20.90	to	$18.44	$18,365	0.00%	0.65%	to	0.85%	25.29%	to	25.53%
2009	1,021	$16.68	to	$14.69	$15,936	0.00%	0.65%	to	0.85%	37.17%	to	37.42%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2013	885	$20.03	to	$20.22	$17,878	1.39%	0.65%	to	0.85%	26.53%	to	26.85%
2012	732	$15.83	to	$15.94	$11,646	1.39%	0.65%	to	0.85%	14.96%	to	15.17%
2011	621	$13.77	to	$13.84	$8,577	1.14%	0.65%	to	0.85%	(2.62)%	to	(2.40)%
2010	537	$14.14	to	$14.18	$7,612	0.88%	0.65%	to	0.85%	7.86%	to	8.08%
2009	124	$13.11	to	$13.12	$1,621	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS VIT UTILITIES SERIES
2013	449	$13.23	to	$13.38	$6,000	2.10%	0.65%	to	0.85%	19.19%	to	19.46%
2012	492	$11.10	to	$11.20	$5,493	6.74%	0.65%	to	0.85%	12.23%	to	12.45%
2011	489	$9.89	to	$9.96	$4,856	3.16%	0.65%	to	0.85%	5.66%	to	5.84%
2010	306	$9.36	to	$9.41	$2,875	2.73%	0.65%	to	0.85%	12.50%	to	12.69%
2009	451	$8.32	to	$8.35	$3,752	2.62%	0.65%	to	0.85%	(16.80)%	to	(16.50)%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2013	14	$14.52	to	$14.75	$233	0.82%	0.65%	to	0.85%	35.57%	to	35.82%
2012	18	$10.71	to	$10.86	$220	0.37%	0.65%	to	0.85%	14.30%	to	14.68%
2011	23	$9.37	to	$9.47	$213	0.33%	0.65%	to	0.85%	(7.41)%	to	(7.34)%
2010	31	$10.12	to	$10.22	$312	0.31%	0.65%	to	0.85%	24.87%	to	25.25%
2009	40	$8.10	to	$8.16	$329	0.65%	0.65%	to	0.85%	44.90%	to	45.20%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
NVIT MID CAP INDEX FUND
2013	499	$27.45	to	$28.03	$14,036	0.98%	0.65%	to	0.85%	31.65%	to	31.91%
2012	479	$20.85	to	$21.25	$10,251	0.90%	0.65%	to	0.85%	16.29%	to	16.57%
2011	493	$17.93	to	$18.23	$9,008	0.66%	0.65%	to	0.85%	(3.50)%	to	(3.34)%
2010	519	$18.58	to	$18.86	$9,789	0.99%	0.65%	to	0.85%	24.78%	to	25.07%
2009	563	$14.89	to	$15.08	$8,483	0.73%	0.65%	to	0.85%	35.36%	to	35.61%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2013	1,205	$27.80	to	$22.84	$30,043	1.37%	0.65%	to	0.85%	26.24%	to	26.47%
2012	1,248	$22.02	to	$18.06	$24,678	2.15%	0.65%	to	0.85%	20.20%	to	20.48%
2011	1,419	$18.32	to	$14.99	$23,323	1.28%	0.65%	to	0.85%	(9.04)%	to	(8.88)%
2010	1,507	$20.14	to	$16.45	$27,312	1.47%	0.65%	to	0.85%	14.97%	to	15.20%
2009	1,675	$17.52	to	$14.28	$26,379	2.24%	0.65%	to	0.85%	38.61%	to	38.91%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2013	674	$21.23	to	$21.60	$14,517	1.34%	0.65%	to	0.85%	24.81%	to	25.00%
2012	601	$17.01	to	$17.28	$10,346	1.49%	0.65%	to	0.85%	21.15%	to	21.43%
2011	596	$14.04	to	$14.23	$8,460	0.98%	0.65%	to	0.85%	(7.93)%	to	(7.78)%
2010	573	$15.25	to	$15.43	$8,822	1.29%	0.65%	to	0.85%	13.81%	to	14.04%
2009	669	$13.40	to	$13.53	$9,053	1.38%	0.65%	to	0.85%	38.00%	to	38.34%
PIMCO VIT HIGH YIELD PORTFOLIO
2013	1,638	$19.25	to	$24.53	$36,378	5.45%	0.65%	to	0.85%	4.85%	to	5.05%
2012	1,895	$18.36	to	$23.35	$39,754	5.77%	0.65%	to	0.85%	13.33%	to	13.57%
2011	1,674	$16.20	to	$20.56	$30,937	6.95%	0.65%	to	0.85%	2.47%	to	2.65%
2010	1,743	$15.81	to	$20.03	$31,275	7.25%	0.65%	to	0.85%	13.50%	to	13.74%
2009	1,850	$13.93	to	$17.61	$29,249	8.69%	0.65%	to	0.85%	39.02%	to	39.32%
PIMCO VIT LOW DURATION PORTFOLIO
2013	5,957	$13.28	to	$13.56	$80,668	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.80)%
2012	5,758	$13.41	to	$13.67	$78,783	1.90%	0.65%	to	0.85%	4.93%	to	5.15%
2011	5,702	$12.78	to	$13.00	$74,301	1.68%	0.65%	to	0.85%	0.24%	to	0.46%
2010	5,434	$12.75	to	$12.94	$70,424	1.62%	0.65%	to	0.85%	4.42%	to	4.61%
2009	4,947	$12.21	to	$12.37	$61,304	3.51%	0.65%	to	0.85%	12.33%	to	12.56%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT TOTAL RETURN PORTFOLIO
2013	8,360	$15.27	to	$15.53	$129,646	2.19%	0.65%	to	0.85%	(2.80)%	to	(2.63)%
2012	9,438	$15.71	to	$15.95	$150,432	2.57%	0.65%	to	0.85%	8.72%	to	8.87%
2011	9,417	$14.45	to	$14.65	$137,870	2.63%	0.65%	to	0.85%	2.70%	to	2.95%
2010	9,963	$14.07	to	$14.23	$141,746	2.41%	0.65%	to	0.85%	7.16%	to	7.40%
2009	9,339	$13.13	to	$13.25	$123,604	5.20%	0.65%	to	0.85%	13.09%	to	13.34%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2013	58	$7.11	to	$7.19	$416	0.88%	0.65%	to	0.85%	(3.00)%	to	(2.84)%
2012	104	$7.33	to	$7.40	$771	0.21%	0.65%	to	0.85%	10.73%	to	10.94%
2011	149	$6.62	to	$6.67	$994	0.00%	0.65%	to	0.85%	(24.26)%	to	(24.12)%
2010	253	$8.74	to	$8.79	$2,217	0.28%	0.65%	to	0.85%	14.55%	to	14.90%
2009	564	$7.63	to	$7.65	$4,313	0.87%	0.65%	to	0.85%	72.62%	to	72.69%
PIONEER FUND VCT PORTFOLIO
2013	213	$19.80	to	$15.18	$3,921	1.25%	0.65%	to	0.85%	32.09%	to	32.46%
2012	242	$14.99	to	$11.46	$3,281	1.51%	0.65%	to	0.85%	9.34%	to	9.46%
2011	308	$13.71	to	$10.47	$3,744	1.54%	0.65%	to	0.85%	(5.12)%	to	(4.90)%
2010	351	$14.45	to	$11.01	$4,487	1.37%	0.65%	to	0.85%	15.06%	to	15.29%
2009	381	$12.56	to	$9.55	$4,268	1.76%	0.65%	to	0.85%	24.11%	to	24.35%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2013	273	$22.39	to	$14.96	$5,542	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2012	261	$15.85	to	$10.57	$3,810	0.00%	0.65%	to	0.85%	6.16%	to	6.34%
2011	315	$14.93	to	$9.94	$4,254	0.00%	0.65%	to	0.85%	(3.11)%	to	(2.93)%
2010	353	$15.41	to	$10.24	$4,909	0.00%	0.65%	to	0.85%	19.20%	to	19.49%
2009	404	$12.93	to	$8.57	$4,821	0.00%	0.65%	to	0.85%	43.35%	to	43.55%
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2013	166	$14.29	to	$14.52	$2,413	0.72%	0.65%	to	0.85%	31.58%	to	31.88%
2012	164	$10.86	to	$11.01	$1,812	0.82%	0.65%	to	0.85%	9.92%	to	10.10%
2011	177	$9.88	to	$10.00	$1,781	0.62%	0.65%	to	0.85%	(6.62)%	to	(6.37)%
2010	219	$10.58	to	$10.68	$2,346	0.86%	0.65%	to	0.85%	16.85%	to	17.11%
2009	234	$9.05	to	$9.12	$2,144	1.29%	0.65%	to	0.85%	24.14%	to	24.42%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2013	112	$16.39	to	$20.77	$2,161	0.00%	0.65%	to	0.85%	31.84%	to	32.12%
2012	104	$12.43	to	$15.72	$1,532	0.22%	0.65%	to	0.85%	12.29%	to	12.45%
2011	129	$11.07	to	$13.98	$1,702	0.18%	0.65%	to	0.85%	(4.65)%	to	(4.44)%
2010	121	$11.61	to	$14.63	$1,648	0.14%	0.65%	to	0.85%	10.51%	to	10.75%
2009	33	$10.51	to	$13.21	$352	0.81%	0.65%	to	0.85%	36.49%	to	32.10%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2013	148	$15.22	to	$15.36	$2,278	0.00%	0.65%	to	0.85%	8.79%	to	9.01%
2012	166	$13.99	to	$14.09	$2,344	0.00%	0.65%	to	0.85%	(3.72)%	to	(3.56)%
2011	174	$14.53	to	$14.61	$2,545	0.00%	0.65%	to	0.85%	(20.03)%	to	(19.86)%
2010	289	$18.17	to	$18.23	$5,264	0.05%	0.65%	to	0.85%	26.44%	to	26.69%
2009	86	$14.37	to	$14.39	$1,239	0.07%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2013	224	$10.80	to	$10.88	$2,430	1.37%	0.65%	to	0.85%	(1.37)%	to	(1.09)%
2012	267	$10.95	to	$11.00	$2,928	2.34%	0.65%	to	0.85%	1.01%	to	1.20%
2011	329	$10.84	to	$10.87	$3,571	2.38%	0.65%	to	0.85%	5.96%	to	6.05%
2010	107	$10.23	to	$10.25	$1,094	0.00%	0.65%	to	0.85%	2.30%	to	2.50%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2013	484	$16.65	to	$16.77	$8,128	1.64%	0.65%	to	0.85%	31.31%	to	31.53%
2012	324	$12.68	to	$12.75	$4,188	2.24%	0.65%	to	0.85%	18.28%	to	18.60%
2011	191	$10.72	to	$10.75	$2,054	1.49%	0.65%	to	0.85%	1.04%	to	1.22%
2010	83	$10.61	to	$10.62	$884	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2013	627	$14.60	to	$14.68	$9,174	0.85%	0.65%	to	0.85%	40.52%	to	40.75%
2012	358	$10.39	to	$10.43	$3,725	0.93%	0.65%	to	0.85%	21.24%	to	21.56%
2011	117	$8.57	to	$8.58	$1,005	0.00%	0.65%	to	0.85%	(14.30)%	to	(14.20)%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2013	419	$22.15	to	$22.36	$9,349	1.12%	0.65%	to	0.85%	33.27%	to	33.57%
2012	393	$16.62	to	$16.74	$6,560	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2011	383	$14.93	to	$15.01	$5,733	0.30%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2010	329	$15.62	to	$15.67	$5,140	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	107	$13.10	to	$13.11	$1,403	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2013	1,495	$27.20	to	$18.10	$30,797	1.72%	0.65%	to	0.85%	22.52%	to	22.80%
2012	1,600	$22.20	to	$14.74	$27,047	2.46%	0.65%	to	0.85%	12.46%	to	12.69%
2011	1,820	$19.74	to	$13.08	$27,261	1.72%	0.65%	to	0.85%	(1.84)%	to	(1.65)%
2010	1,858	$20.11	to	$13.30	$28,634	2.41%	0.65%	to	0.85%	12.67%	to	12.90%
2009	1,846	$17.85	to	$11.78	$25,292	2.91%	0.65%	to	0.85%	22.93%	to	23.22%
SCHWAB MONEY MARKET PORTFOLIO
2013	7,650	$13.14	to	$11.14	$89,931	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.62)%
2012	8,208	$13.25	to	$11.21	$97,088	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.62)%
2011	10,125	$13.36	to	$11.28	$120,914	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.62)%
2010	10,639	$13.47	to	$11.35	$127,283	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.61)%
2009	11,479	$13.58	to	$11.42	$138,332	0.12%	0.65%	to	0.85%	(0.73)%	to	(0.52)%
SCHWAB S&P 500 INDEX PORTFOLIO
2013	8,780	$29.69	to	$17.11	$183,023	1.65%	0.65%	to	0.85%	30.97%	to	31.21%
2012	8,124	$22.67	to	$13.04	$131,761	1.68%	0.65%	to	0.85%	14.73%	to	14.99%
2011	8,130	$19.76	to	$11.34	$116,009	1.77%	0.65%	to	0.85%	1.02%	to	1.25%
2010	8,171	$19.56	to	$11.20	$116,970	1.99%	0.65%	to	0.85%	13.72%	to	13.94%
2009	8,808	$17.20	to	$9.83	$111,150	2.69%	0.65%	to	0.85%	25.09%	to	25.38%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2013	270	$12.47	to	$12.59	$3,396	3.57%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2012	259	$12.62	to	$12.71	$3,287	3.58%	0.65%	to	0.85%	5.61%	to	5.83%
2011	192	$11.95	to	$12.01	$2,308	3.90%	0.65%	to	0.85%	6.22%	to	6.38%
2010	206	$11.25	to	$11.29	$2,328	5.11%	0.65%	to	0.85%	6.33%	to	6.61%
2009	78	$10.58	to	$10.59	$823	9.70%	0.65%	to	0.85%	5.80%	to	5.90%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2013	471	$21.87	to	$22.08	$10,376	1.74%	0.65%	to	0.85%	30.65%	to	30.88%
2012	387	$16.74	to	$16.87	$6,535	2.02%	0.65%	to	0.85%	14.11%	to	14.37%
2011	269	$14.67	to	$14.75	$3,954	1.65%	0.65%	to	0.85%	1.24%	to	1.44%
2010	215	$14.49	to	$14.54	$3,120	2.36%	0.65%	to	0.85%	14.80%	to	15.03%
2009	48	$12.62	to	$12.64	$608	1.92%	0.65%	to	0.85%	26.20%	to	26.40%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2013	105	$23.34	to	$23.56	$2,465	0.17%	0.65%	to	0.85%	33.60%	to	33.86%
2012	74	$17.47	to	$17.60	$1,295	0.40%	0.65%	to	0.85%	10.50%	to	10.69%
2011	97	$15.81	to	$15.90	$1,544	0.00%	0.65%	to	0.85%	2.13%	to	2.38%
2010	54	$15.48	to	$15.53	$842	0.10%	0.65%	to	0.85%	22.66%	to	22.96%
2009	15	$12.61	to	$12.63	$184	0.87%	0.65%	to	0.85%	26.10%	to	26.30%
TEMPLETON FOREIGN SECURITIES FUND - VIPT
(Effective date 04/30/2010)
2013	457	$13.68	to	$13.78	$6,297	2.24%	0.65%	to	0.85%	21.93%	to	22.16%
2012	410	$11.22	to	$11.28	$4,643	2.98%	0.65%	to	0.85%	17.24%	to	17.50%
2011	284	$9.57	to	$9.60	$2,740	1.76%	0.65%	to	0.85%	(11.39)%	to	(11.28)%
2010	125	$10.80	to	$10.82	$1,364	0.12%	0.65%	to	0.85%	8.00%	to	8.20%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2013	418	$10.30	to	$10.46	$4,365	3.28%	0.65%	to	0.85%	17.98%	to	18.19%
2012	493	$8.73	to	$8.85	$4,343	0.87%	0.65%	to	0.85%	26.16%	to	26.61%
2011	655	$6.92	to	$6.99	$4,564	1.65%	0.65%	to	0.85%	(21.90)%	to	(21.90)%
2010	945	$8.86	to	$8.95	$8,429	3.78%	0.65%	to	0.85%	13.01%	to	13.43%
2009	1,180	$7.84	to	$7.89	$9,298	0.00%	0.65%	to	0.85%	44.12%	to	44.24%
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2013	132	$22.13	to	$22.33	$2,943	0.00%	0.65%	to	0.85%	33.72%	to	33.95%
2012	122	$16.55	to	$16.67	$2,028	0.00%	0.65%	to	0.85%	18.89%	to	19.16%
2011	125	$13.92	to	$13.99	$1,755	0.27%	0.65%	to	0.85%	(12.07)%	to	(11.90)%
2010	136	$15.83	to	$15.88	$2,180	0.30%	0.65%	to	0.85%	20.56%	to	20.85%
2009	56	$13.13	to	$13.14	$730	0.59%	0.65%	to	0.85%	31.30%	to	31.40%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2013	184	$35.80	to	$35.80	$6,642	1.12%	0.85%	to	0.85%	1.19%	to	1.19%
2012	249	$35.38	to	$35.38	$8,837	0.89%	0.85%	to	0.85%	14.87%	to	14.87%
2011	267	$30.80	to	$30.80	$8,269	0.87%	0.85%	to	0.85%	5.01%	to	5.01%
2010	299	$29.33	to	$29.33	$8,761	2.20%	0.85%	to	0.85%	28.86%	to	28.86%
2009	308	$22.76	to	$22.76	$7,002	3.28%	0.85%	to	0.85%	27.29%	to	27.29%
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2013	814	$11.59	to	$11.70	$9,524	2.28%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
2012	919	$12.87	to	$12.96	$11,924	2.17%	0.65%	to	0.85%	4.72%	to	4.85%
2011	898	$12.29	to	$12.36	$11,101	6.33%	0.65%	to	0.85%	7.15%	to	7.48%
2010	632	$11.47	to	$11.50	$7,339	2.29%	0.65%	to	0.85%	5.33%	to	5.50%
2009	265	$10.89	to	$10.90	$2,970	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2013	305	$15.90	to	$16.05	$4,897	0.53%	0.65%	to	0.85%	9.35%	to	9.56%
2012	321	$14.54	to	$14.65	$4,697	0.65%	0.65%	to	0.85%	2.25%	to	2.45%
2011	326	$14.22	to	$14.30	$4,655	0.94%	0.65%	to	0.85%	(17.42)%	to	(17.25)%
2010	326	$17.22	to	$17.28	$5,622	0.23%	0.65%	to	0.85%	27.56%	to	27.91%
2009	145	$13.50	to	$13.51	$1,962	0.00%	0.65%	to	0.85%	35.00%	to	35.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2013	347	$33.09	to	$20.52	$7,943	0.01%	0.65%	to	0.85%	42.57%	to	42.80%
2012	311	$23.21	to	$14.37	$4,950	0.00%	0.65%	to	0.85%	16.75%	to	17.02%
2011	346	$19.88	to	$12.28	$4,585	0.00%	0.65%	to	0.85%	(0.45)%	to	(0.24)%
2010	351	$19.97	to	$12.31	$4,789	0.00%	0.65%	to	0.85%	34.39%	to	34.68%
2009	326	$14.86	to	$9.14	$3,207	0.00%	0.65%	to	0.85%	39.14%	to	39.33%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2013	318	$16.34	to	$21.01	$6,586	0.20%	0.65%	to	0.85%	29.58%	to	29.77%
2012	333	$12.61	to	$16.19	$5,336	0.10%	0.65%	to	0.85%	14.53%	to	14.82%
2011	381	$11.01	to	$14.10	$5,280	0.14%	0.65%	to	0.85%	(6.30)%	to	(6.13)%
2010	405	$11.75	to	$15.02	$6,029	0.76%	0.65%	to	0.85%	22.69%	to	22.91%
2009	414	$9.58	to	$12.22	$5,017	0.00%	0.65%	to	0.85%	46.48%	to	46.88%
											(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2013	119	$18.09	to	$18.09	$2,186	0.71%	0.85%	to	0.85%	13.77%	to	13.77%
2012	132	$15.90	to	$15.90	$2,135	0.84%	0.85%	to	0.85%	13.01%	to	13.01%
2011	164	$14.07	to	$14.07	$2,346	0.68%	0.85%	to	0.85%	(8.04)%	to	(8.04)%
2010	198	$15.30	to	$15.30	$3,057	1.48%	0.85%	to	0.85%	16.27%	to	16.27%
2009	223	$13.16	to	$13.16	$2,963	1.22%	0.85%	to	0.85%	58.75%	to	58.75%

(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.
											(Concluded)

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the "Series Account") as of December 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2)    Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b) Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6)(a) Articles of Incorporation of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549).

(6)(b) Bylaws of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

C-5

(7) Not applicable.

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(c) Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBerstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(8)(d) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(c) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(e) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment

C-5

No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(f) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(h) Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(i) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(j) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(k) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(l) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment

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No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(m) Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(n) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(o) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(p) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(q) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(r) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(s) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

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(8)(t) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(u) Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(v) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(w) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(x) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(y) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(z) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(aa) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(bb) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(cc) Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

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(8)(dd) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(ee) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000 (File No. 333-52956).

(10)    (a) Written Consent of Carlton Fields Jorden Burt P.A. is filed herewith.

(b)	Written Consent of Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13)
(a)     Powers of Attorney for Messrs. Balog, Bernbach, Dackow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to the Registrant's Post-Effective Amendment No. 18 to the Registration Statement, filed on April 26, 2007 (File No. 333-52956).

(13)(b)
Powers of Attorney for Messrs. Orr, Mackness, and P. Ryan are incorporated by reference to the Registrant’s Post Effective Amendment No. 19 to the Registration Statement, filed on April 25, 2008 (File no. 333-52956).

(13)(c)	Power of Attorney for Mr. McFeetors is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(13)(d)
Powers of Attorney for Messrs. Rousseau, Royer, and T. Ryan, Jr. are incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(13)(e)	Powers of Attorney for Messrs. Mahon, Selitto and Tretiak are filed herewith.

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Item 25.    Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R.L. McFeetors	(1)	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
A. Desmarais	(4)	Director
P. Desmarais, Jr.	(4)	Director
M.T.G. Graye	(2)	Director, President and Chief Executive Officer
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.A. Mahon	(4)	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director
R.J. Orr	(4)	Chairman of the Board
M. Plessis-Bélair	(4)	Director
H.P. Rousseau	(4)	Director
R. Royer	(4)	Director

J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer
R.K. Shaw	(2)	Executive Vice President, Individual Markets
C.P. Nelson	(2)	President, Great-West Retirement Services
Brian Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments
M.R. Edwards	(2)	Senior Vice President, FASCore Operations

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E.P. Friesen	(2)	Senior Vice President, & Chief Investment Officer, General Account
J.S. Greene	(2)	Senior Vice President and Chief Marketing Officer
W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
D.G. McLeod	(2)	Senior Vice President, Product Management
S.A. Miller	(3)	Senior Vice President and Chief Information Officer
R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary
B.A. Byrne	(3)	Senior Vice President, Legal and Chief Compliance Officer
C.S. Toucher	(2)	Senior Vice President & Chief Investment Officer, Segregated Funds

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

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Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of 12/31/13

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.
Organizational Chart – December 31, 2013

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.60% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2013 411,399,721 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,947,441.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

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Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.60% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 61.10%; note that this is not the equity percentage.

The Desmarais Family Residuary Trust also owns 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.17% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC

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100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V

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B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

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C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)

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100.0% - GLC Asset Management Group Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)

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70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership

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(1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.

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100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited

C-5

100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life Assurance (Ireland), Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Adelaide Insurance Services Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.

C-5

100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - Sjrq Riverside IV Management Limited
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Houghton Hall Management Limited
14.0% - Baggot Court Management Limited
14.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited

C-5

100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
58.63% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.

C-5

100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.50% - Investment Planning Counsel Inc. (and 2.50% owned by Management of IPC management)
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.95% - IPC Portfolio Services Inc. (and 11.05% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
100% - Independent Planning Group Inc.
100.0% - VirtucoTechnologies Inc.
100.0% - IPG Insurance Inc.

C-5

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
    Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.3% - Lafarge SA (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.1% - Iberdrola (INFORMATION NOT PUBLIC)
5.6% - Umicore (INFORMATION NOT PUBLIC)
0.4% - LTI One
100.0% - Belgian Securities B.V.
Capital
71.6% - Imerys (56.2% in capital)
100.0% - Brussels Securities B.V.
Capital
99.6% - LTI One
100.0% - Sagerpar
3.9% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.3% - Total SA (3.6% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
66.66% - Kartesia Credit Opportunities I SCA, SICAV-SIF

C-5

40.0% - Kartesia GP SA
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - 9289-9822 Québec inc. (anciennement Groupe Espaces Inc.)

C-5

100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.31% - CITIC Pacific Limited
9.78% - Vimicro International Corporation
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.

C-5

22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     22.98% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.7% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Organizational Chart – December 31, 2012

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2012 411,144,806 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,692,526.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

C-5

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.61% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.11%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.98% - Power Financial Corporation
68.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
63.95% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.

C-5

100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust
43.87% - 2001 Books Holdings, LLC

C-5

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.98% - Power Financial Corporation
68.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C-5

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.98% - Power Financial Corporation
68.18% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.

C-5

100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
30.0% - Vaudreuil Shopping Centres Limited
12.5% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.

C-5

100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership

C-5

30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
70.0% - Vaudreuil Shopping Centres Limited
75.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
15.2% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The Canada Life Assurance Company)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited

C-5

100% - Hotel Operations (Walsall) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited

100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.

2.4% - 2001 Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by The Great-West Life Assurance Company)
12.5% - Saskatoon West Shopping Centres Limited

C-5

D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.98% - Power Financial Corporation
58.68% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
25.0% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.

100.0% - MMLP GP Inc.
100.0% - Mackenzie Investment Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.82% - Investment Planning Counsel Inc. (and 2.18% owned by Management of IPC management)
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
89.23% - IPC Portfolio Services Inc. (and 10.77% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.

C-5

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.98% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.4% - Lafarge (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.2% - Iberdrola
100.0% - Belgian Securities B.V.
Capital
66.2% - Imerys (56.9% in capital)
100.0% - Brussels Securities
Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.7% - Total (4.0% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
5.1% - GDF SUEZ (of which .2% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

C-5

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Comfree Commission Free Realty Inc.
100% - CF Real Estate First Inc.
100% - CF Real Estate Max Inc.
100% - CF Real Estate Ontario Inc.
100% - CF Real Estate Maritimes Inc.
100% - DP Immobilier Québec Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - La Presse Télé IV Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
3.81% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
100.0% - Square Victoria C.P. Holding Inc.

C-5

33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.
100.0% - 7575343 Canada Inc.

C-5

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
9.5% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.1% - Bellus Health Inc.
25.0% Les Remparts de Québec
100.0% - Power Energy Corporation
58.8% - Potentia Solar Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.

C-5

100.0% - Marquette Communications (1997) Corporation
3.6% - Mitel Networks Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.

C-5

Item 27.    Number of Contract Owners

As of March 31, 2014 there were 5,630 Contract owners; 5,630 were in non-qualified accounts and 0 were in qualified accounts.

Item 28.    Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) "Expenses" includes counsel fees.

(4)"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)The person conducted himself or herself in good faith; and

(b)The person reasonably believed:

(I)In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)A corporation may not indemnify a director under this section:

(a)In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)The determinations required by under subsection (1) of this section shall be made:

(a)By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)By the shareholders.

(4)Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)Unless otherwise provided in the articles of incorporation:

(a)An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)A provision treating a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-
108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.    Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc. an open-end management investment company, Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A NY, COLI VUL-2 Series Account of GWL&A NY and COLI VUL-4 Series Account of GWL&A NY.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B. Lewis	8515 East Orchard Road Greenwood Village, CO 80111	Vice President

S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer, Vice President and Investments Compliance Officer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
C. Silvaggi	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal, Chief Compliance Officer and Secretary
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Schwab	-0-	-0-	-0-	-0-
GWFS	-0-	-0-	-0-	-0-

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A,

8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)    Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)    GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 16th day of April 2014.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer and Principal Financial Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.J. Orr	Chairman of the Board	April 16, 2014
R.J. Orr*

/s/ M.T.G. Graye	Director, President and Chief Executive Officer and Principal Financial Officer	April 16, 2014
M.T.G. Graye

/s/ Rebecca Southhall	Vice President, Reporting and Finance (Principal Accounting Officer)	April 16, 2014
Rebecca Southhall

/s/ J.L. Bernbach	Director	April 16, 2014
J.L. Bernbach*

/s/ A. Desmarais	Director	April 16, 2014
A. Desmarais*

/s/ P. Desmarais, Jr.	Director	April 16, 2014
P. Desmarais, Jr.*

/s/ A. Louvel	Director	April 16, 2014
A. Louvel*

/s/ P.A. Mahon	Director	April 16, 2014
P.A. Mahon*

/s/ R.L. McFeetors	Director	April 16, 2014
R.L. McFeetors

/s/ J.E.A. Nickerson	Director	April 16, 2014
J.E.A. Nickerson*

/s/ M. Plessis-Bélair	Director	April 16, 2014
M. Plessis-Bélair*

/s/ H.P. Rousseau	Director	April 16, 2014
H.P. Rousseau*

/s/ R. Royer	Director	April 16, 2014
R. Royer*

/s/ J. Selitto	Director	April 16, 2014
J. Selitto

/s/ G. Tretiak	Director	April 16, 2014
G. Tretiak

/s/ B.E. Walsh	Director	April 16, 2014
B.E. Walsh*

*By:	/s/ R.G. Schultz
R.G. Schultz
*Attorney-in-Fact pursuant to Powers of Attorney